        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 2002
                                                 SECURITIES ACT FILE NO. 2-28097
                                       INVESTMENT COMPANY ACT FILE NO. 811-01582
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 68                      [X]


                                     AND/OR


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                AMENDMENT NO. 54
                        (Check appropriate box or boxes)


                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                   SUITE 450
                              3343 PEACHTREE ROAD
                             ATLANTA, GEORGIA 30326
               (Address of Principal Executive Office)(Zip Code)
                                 (404) 261-1116
               Registrant's telephone number, including area code

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                          ATLANTA, GEORGIA 30326-1022
                    (Name and Address for Agent for Service)

                                    COPY TO:
                             MARGERY K. NEALE, ESQ.
                              SHEARMAN & STERLING
                              599 LEXINGTON AVENUE
                               NEW YORK, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)


                  [ ]  immediately upon filing pursuant to paragraph (b)
                  [ ]  on August 31, 2001, pursuant to paragraph (b)
                  [X]  60 days after filing pursuant to paragraph (a)(1)
                  [ ]  on                pursuant to paragraph (a)(1)
                  [ ]  75 days after filing pursuant to paragraph (a)(2)
                  [ ]  on ______________ pursuant to paragraph (a)(2) of
                       Rule 485.



If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                            CLASS A, B AND C SHARES

                                 APRIL 1, 2002
                             AGGRESSIVE STOCK FUNDS

                              Mid-Cap Growth Fund
                             Multi-Cap Growth Fund
                           Small Company Growth Fund
                            Small Company Value Fund

                                  STOCK FUNDS

                           Capital Appreciation Fund
                                Deep Value Fund
                                  Equity Fund
                               Equity Income Fund
                                  Growth Fund
                             Growth and Income Fund

                              INTERNATIONAL FUNDS

                           International Growth Fund

                             SECTOR/SPECIALTY FUNDS

                         Global Financial Services Fund
                            Global Health Care Fund
                        Global Socially Responsive Fund
                             Global Technology Fund
                                 Internet Fund
                         Mergers and Acquisitions Fund

                             DOMESTIC HYBRID FUNDS

                                 Balanced Fund
                                  Managed Fund
                           Strategic Allocation Fund

                                  INCOME FUNDS

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund
                               Total Return Fund

                               MONEY MARKET FUNDS

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

Introduction................................................    1
Mid-Cap Growth Fund.........................................    2
Multi-Cap Growth Fund.......................................    5
Small Company Growth Fund...................................    8
Small Company Value Fund....................................   11
Capital Appreciation Fund...................................   14
Deep Value Fund.............................................   17
Equity Fund.................................................   19
Equity Income Fund..........................................   22
Growth Fund.................................................   26
Growth and Income Fund......................................   29
International Growth Fund...................................   32
Global Financial Services Fund..............................   35
Global Health Care Fund.....................................   39
Global Socially Responsive Fund.............................   43
Global Technology Fund......................................   47
Internet Fund...............................................   51
Mergers and Acquisitions Fund...............................   54
Balanced Fund...............................................   56
Managed Fund................................................   59
Strategic Allocation Fund...................................   62
Government Securities Fund..................................   64
High-Yield Bond Fund........................................   67
Tax-Exempt Income Fund......................................   71
Total Return Fund...........................................   74
Money Market Fund...........................................   76
Additional Information About the Funds' Investments and
  Risks.....................................................   79
Higher-Risk Securities and Practices........................   81
Shareholder Account Information.............................   83
  Selecting a Share Class...................................   83
  How to Purchase Shares....................................   88
  How to Redeem Your Shares.................................   90
  How to Exchange Your Shares...............................   92
Transaction and Account Policies............................   93
  Dividends, Distributions and Taxes........................   95
Fund Management.............................................   97
  The Investment Advisor....................................   97
  The Fund Managers.........................................   98
Financial Highlights........................................  102

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class A, B and C shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. Further, a Fund's objective may not be changed without shareholder approval.

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Mid-Cap Growth Fund."]

                         ENTERPRISE MID-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities of U.S. companies that have mid-size market capitalizations

                     Fund Manager  Nicholas-Applegate Capital Management

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include mid-sized company stocks

                     Investment Strategies The Mid-Cap Growth Fund primarily invests in companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. mid-sized companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may lend portfolio securities on a short-term or long-term basis up to 30% of its total assets, including collateral received for securities lent. Pending a proxy vote, the maximum percentage of portfolio securities that may be lent will increase to 33 1/3%.

Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 2001 which is (41.35%).]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      22.20%                                               -34.22%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Mid-Cap Growth Fund(2).............  Class A                 (44.17%)              (45.96%)
                                                Return before taxes
                                                Class A                 (44.17%)              (45.96%)
                                                Return after taxes
                                                on distributions
                                                Class A                 (26.90%)              (36.36%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (44.61%)              (45.86%)
                                                Return before taxes
                                                Class C                 (42.15%)              (43.93%)
                                                Return before taxes
Russell 2000 Index(3).........................
                                                                          2.49%                (0.12%)

---------------

(1) Inception date for Classes A, B and C is October 31, 2000.
(2) Includes sales charge.
(3) The Russell 2000 Index is an unmanaged index of stocks of 2000 small and mid-cap companies. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the

Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         1.86%      1.86%      1.86%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         3.06%      3.61%      3.61%
Less Expense Reimbursements.......................................        (1.46%)    (1.46%)    (1.46%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.60%      2.15%      2.15%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $630    $1,244    $1,883     $3,591
Class B.....................................................   $718    $1,371    $1,945     $3,654
Class C.....................................................   $415    $1,061    $1,828     $3,838
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $630    $1,244    $1,883     $3,591
Class B.....................................................   $218    $  971    $1,745     $3,654
Class C.....................................................   $316    $1,061    $1,828     $3,838

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Multi-Cap Growth Fund."]

                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium size company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks

                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories:
                     High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in mid-capitalization, small-capitalization and/or emerging growth companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an                       BEST QUARTER(1)
investment and shows changes in Class A shares                             13.83%
performance for 2000 which is (30.42) and 2001                       (DECEMBER 31, 2001)
which is (17.36).]

                   WORST QUARTER
                     (22.53)%
                (DECEMBER 31, 2000)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------
                                                                                               RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                                   INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                                                      PAST ONE   ------------
DECEMBER 31, 2001)                                                                    YEAR         FUND
-----------------------------------------------------------------------------------------------------------
Enterprise Multi-Cap Growth Fund(3).....  Class A                                    (21.31%)     18.51%
                                          Return before taxes
                                          Class A                                    (21.31%)     18.21%
                                          Return after taxes on distributions
                                          Class A                                    (12.98%)     15.07%
                                          Return after taxes on distributions and
                                          sale of Fund shares
                                          Class B                                    (22.02%)     18.94%
                                          Return before taxes
                                          Class C                                    (18.75%)     20.11%
                                          Return before taxes
S&P 500 Index(4)........................                                             (11.88%)     (5.74%)

---------------

(1) The best quarter since inception was 47.29% for the quarter ending December 31, 1999.
(2) Inception date for Classes A, B and C is July 1, 1999.
(3) Includes sales charge. A portion of the Fund's returns is attributable to its investment in initial public offerings ("IPO"). There is no guarantee that the Fund will experience substantially similar performance by investing in IPOs.
(4) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.57%      0.58%      0.57%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.02%      2.58%      2.57%
Less Expense Reimbursements.......................................        (0.17%)    (0.18%)    (0.17%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.85%      2.40%      2.40%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,063    $1,496     $2,699
Class B.....................................................   $743    $1,185    $1,554     $2,765
Class C.....................................................   $440    $  876    $1,437     $2,963
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,063    $1,496     $2,699
Class B.....................................................   $243    $  785    $1,354     $2,765
Class C.....................................................   $341    $  876    $1,437     $2,963

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Growth Fund."]

                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks



Investment Strategies The Small Company Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. These companies have a market capitalization of up to $1.5 billion. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             30.84%
performance are 1998 -- (4.06); 1999 -- 48.22;                       (DECEMBER 31, 1999)
2000 -- 0.55 and 2001 (5.72)]

                                                                        WORST QUARTER
                                                                           -24.45%
                                                                    (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund(2).......  Class A                 (10.19%)                4.95%
                                                Return before taxes
                                                Class A                 (10.42%)                4.27%
                                                Return after taxes
                                                on distributions
                                                Class A                  (6.16%)                3.83%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (10.82%)                5.06%
                                                Return before taxes
                                                Class C                  (7.11%)                5.51%
                                                Return before taxes
Russell 2000 Index(3).........................
                                                                          2.49%                 5.10%

---------------

(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 2001.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the

Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.56%      0.56%      0.56%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.01%      2.56%      2.56%
Less Expense Reimbursement........................................        (0.16%)    (0.16%)    (0.16%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.85%      2.40%      2.40%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,061    $1,492     $2,689
Class B.....................................................   $743    $1,181    $1,546     $2,749
Class C.....................................................   $440    $  874    $1,433     $2,954
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,061    $1,492     $2,689
Class B.....................................................   $243    $  781    $1,346     $2,749
Class C.....................................................   $341    $  874    $1,433     $2,954

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Value Fund."]

                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $1.5 billion. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1994-0.34; 1995-9.29; 1996-11.28; 1997-44.24;
1998-5.15; 1999-16.13; 2000-6.52 and 2001-4.63]

                   BEST QUARTER                                         WORST QUARTER
                      18.94%                                               -17.01%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------------------------------------
                                                                                           RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                               INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE    ------------------------
DECEMBER 31, 2001)                                            YEAR        YEARS      FUND     RUSSELL 2000(3)
-------------------------------------------------------------------------------------------------------------
Enterprise Small Company Value
  Fund(2)..........................  Class A                 (0.33%)      13.32%     11.29%         9.82%
                                     Return before taxes
                                     Class A                 (0.49%)      11.36%      9.56%          N/A
                                     Return after taxes
                                     on distributions
                                     Class A                 (0.20%)      10.38%      8.77%          N/A
                                     Return after taxes
                                     on distributions
                                     and sale of Fund
                                     shares
                                     Class B                 (1.11%)      13.51%     12.93%        11.04%
                                     Return before taxes
                                     Class C                  2.93%         N/A      13.40%         9.25%
                                     Return before taxes
Russell 2000 Index(3)..............                                        7.52%
                                                              2.49%

---------------

(1) Inception date for Class A shares is October 1, 1993; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................       4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................          0.45%      1.00%      1.00%
Other Expenses....................................................          0.37%      0.38%      0.38%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................          1.57%      2.13%      2.13%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $627    $  947    $1,290     $2,254
Class B.....................................................   $716    $1,067    $1,344     $2,320
Class C.....................................................   $413    $  760    $1,233     $2,537
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $627    $  947    $1,290     $2,254
Class B.....................................................   $216    $  667    $1,144     $2,320
Class C.....................................................   $314    $  760    $1,233     $2,537

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Capital Appreciation Fund."]

                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics

                     Fund Manager  Marsico Capital Management, LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies

                     Investment Strategies The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S.
companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental. Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1992-5.83; 1993-5.71; 1994-(3.46); 1995-25.70;
1996-16.52; 1997-20.27; 1998-30.15; 1999-39.39; 2000-(14.19); 2001 (20.40)]

                   BEST QUARTER                                         WORST QUARTER
                      34.48%                                               -18.01%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------
                                                                                                RETURN SINCE
                                                                                                INCEPTION(1)
                                                                                            ---------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                           S&P 500/
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE    PAST FIVE    PAST TEN             BARRA GROWTH
DECEMBER 31, 2001)                                       YEAR        YEARS       YEARS      FUND       INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Capital
  Appreciation Fund(3)......    Class A                 (24.19%)      7.26%       8.42%        --          --
                                Return before taxes
                                Class A                 (24.19%)      4.45%       6.27%        --          --
                                Return after taxes
                                on distributions
                                Class A                 (14.73%)      5.94%       6.75%        --          --
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                 (24.81%)      7.48%        N/A      10.95%      15.22%
                                Class C                 (21.66%)       N/A         N/A       8.86%       9.26%
S&P 500/Barra Growth
  Index(2)..................                            (12.73%)     11.10%      12.31%

---------------

(1) Inception dates for Class A, Class B and Class C shares are November 17, 1987; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................       4.75%(1)    None    1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................       None      5.00%(2)    1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%     0.75%     0.75%
Distribution and Service (12b-1) Fees(4)..........................           0.45%     1.00%     1.00%
Other Expenses....................................................           0.39%     0.39%     0.39%
                                                                          ---------------------------
Total Annual Fund Operating Expenses..............................           1.59%     2.14%     2.14%
                                                                          ---------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $629    $  953    $1,299     $2,274
Class B.....................................................   $717    $1,070    $1,349     $2,333
Class C.....................................................   $414    $  763    $1,238     $2,548
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $629    $  953    $1,299     $2,274
Class B.....................................................   $217    $  670    $1,149     $2,333
Class C.....................................................   $315    $  763    $1,238     $2,548

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Deep Value Fund."]

                           ENTERPRISE DEEP VALUE FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments  U.S. common stocks

                     Fund Manager  Wellington Management Company, LLP

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income



                     Investment Strategies The Fund invests primarily in large capitalization companies whose stocks the Fund Manager considers to be undervalued stocks. The Fund may also invest in companies with mid-sized or small market capitalizations. Undervalued or "deep value" stocks are generally those that are out of favor with investors and presently trading at prices that the Fund Manager feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead. The Fund Manager's bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Fund's stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return. The Fund may lend portfolio securities on short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Value stocks involve the risk that they may never reach what the Fund Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued. Because the Fund will invest in stocks whose price/earnings ratios may be below the average of the Russell 1000 Value Index, there is a greater risk that they may not reach what the Fund Manager believes is their full market value. These stocks may also decline further in price. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may be higher or lower than that of other types of funds (such as those emphasizing growth stocks). If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)     None         1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None         5.00%(2)     1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%        0.75%        0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%        1.00%        1.00%
Other Expenses....................................................         1.19%        1.19%        1.19%
                                                                          ---------------------------------
Total Annual Fund Operating Expenses..............................         3.39%        3.94%        3.94%
Less Expense Reimbursement........................................        (1.89%)      (1.89%)      (1.89%)
                                                                          ---------------------------------
Net Annual Fund Operating Expenses................................         1.50%        2.05%        2.05%
                                                                          ---------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $896    $1,601    $2,223     $4,038
Class C.....................................................   $405    $1,118    $1,947     $4,097
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $396    $1,201    $2,023     $4,038
Class C.....................................................   $306    $1,118    $1,947     $4,097

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Equity Fund."]

                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment



                     Investment Strategies The Equity Fund invests normally at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.


[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             24.62%
performance are 1998 - 9.38; 1999 - 17.15;                           (DECEMBER 31, 2001)
2000 - (4.82); 2001 - (18.78)]
                                                                        WORST QUARTER
                                                                           -24.87%
                                                                    (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund(3)....................  Class A                  (22.62%)               2.94%
                                               Return before taxes
                                               Class A                  (22.79%)               2.28%
                                               Return after taxes
                                               on distributions
                                               Class A                  (13.77%)               2.16%
                                               Return after taxes
                                               on distributions and
                                               sale of Fund shares
                                               Class B                  (23.11%)               3.10%
                                               Class C                  (19.75%)               3.54%
S&P 500 Index(2).............................
                                                                        (11.88%)               9.50%

---------------

(1) Inception date for Classes A, B and C is May 1, 1997.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         4.75%(1)     None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None        5.00%(2)     1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................            0.75%       0.75%       0.75%
Distribution and Service (12b-1) Fees(4)..........................            0.45%       1.00%       1.00%
Other Expenses....................................................            0.50%       0.50%       0.50%
                                                                          --------------------------------
Total Annual Fund Operating Expenses..............................            1.70%       2.25%       2.25%
Less Expense Reimbursement........................................           (0.10%)     (0.10%)     (0.10%)
                                                                          --------------------------------
Net Annual Fund Operating Expenses................................            1.60%       2.15%       2.15%
                                                                          --------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $896    $1,601    $2,223     $4,038
Class C.....................................................   $415    $  787    $1,284     $2,651
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $396    $1,201    $2,023     $4,038
Class C.....................................................   $316    $  787    $1,284     $2,651

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Equity Income Fund."]

                         ENTERPRISE EQUITY INCOME FUND

                     FUND PROFILE

                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return

                     Principal Investments  Dividend-paying U.S. common stocks

                     Fund Manager  1740 Advisers, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income



                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1992-8.48; 1993-13.45; 1994-(0.49);
1995-33.40; 1996-17.86; 1997-28.08; 1998-11.13; 1999-7.20; 2000-5.44; 2001
(11.83)]

                   BEST QUARTER                                         WORST QUARTER
                      14.94%                                               -9.08%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
                                                                                                RETURN SINCE
                                                                                                INCEPTION(1)
                                                                                            --------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                          S&P 500/
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE    PAST FIVE    PAST TEN             BARRA VALUE
DECEMBER 31, 2001)                                       YEAR        YEARS       YEARS      FUND      INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Equity Income
  Fund(3)....................   Class A                 (16.01%)      6.20%      10.03%        --          --
                                Return before taxes
                                Class A                 (16.55%)      4.44%       8.03%
                                Return after taxes
                                on distributions
                                Class A                  (9.48%)      4.80%       7.76%
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                 (16.58%)      6.34%        N/A      10.53%      13.47%
                                Return before taxes
                                Class C                 (13.14%)       N/A         N/A       5.45%       8.92%
                                Return before taxes
S&P 500/Barra Value Index(2)..
                                                        (11.72%)      9.49%      13.10%

---------------

(1) Inception dates for Class A, Class B and Class C shares are November 17, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index is comprised of S&P companies sorted with low price to book ratios. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If it had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................       4.75%(1)  None        1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None      5.00%(2)    1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          0.75%     0.75%       0.75%
Distribution and Service (12b-1) Fees(4)..........................          0.45%     1.00%       1.00%
Other Expenses....................................................          0.38%     0.38%       0.39%
                                                                          -----------------------------
Total Annual Operating Expenses...................................          1.58%     2.13%       2.14%
Less Expense Reimbursement........................................         (0.08%)   (0.08%)     (0.09%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................          1.50%     2.05%       2.05%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you sell Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $896    $1,601    $2,223     $4,038
Class C.....................................................   $405    $  755    $1,230     $2,541
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $1,300    $2,001     $3,855
Class B.....................................................   $396    $1,201    $2,023     $4,038
Class C.....................................................   $306    $  755    $1,230     $2,541

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth Fund."]

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach.
                     Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1992 -- 6.46; 1993 -- 10.59; 1994 -- (0.99);
1995 -- 39.98; 1996 -- 32.60; 1997 -- 31.76; 1998 -- 30.94; 1999 -- 22.08;
2000 -- (7.94); 2001 -- (13.55)]

                   BEST QUARTER                                         WORST QUARTER
                      26.81%                                               -15.59%
                (DECEMBER 31, 1998)                                   (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
                                                                                                RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                                    INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE    PAST FIVE    PAST TEN    --------------------
DECEMBER 31, 2001)                                       YEAR        YEARS       YEARS       FUND     S&P 500(3)
----------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund(2)....   Class A                 (17.46%)      9.87%       13.22%        --          --
                                Return before taxes
                                Class A                 (17.46%)      8.94%       11.80%
                                Return after taxes
                                on distributions
                                Class A                 (10.63%)      8.22%       10.87%
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                 (18.08%)     10.08%         N/A      15.98%      14.65%
                                Return before taxes
                                Class C                 (14.68%)       N/A          N/A       9.39%       9.50%
                                return before taxes
S&P 500 Index(3).............
                                                        (11.88%)     10.70%       12.93%

---------------

(1) Inception dates for Class A, Class B and Class C shares are February 28, 1968, May 1, 1995 and May 1, 1997, respectively.
(2) Includes sales charge.
(3) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.29%      0.29%      0.29%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.49%      2.04%      2.04%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $619    $  924    $1,250     $2,170
Class B.....................................................   $707    $1,040    $1,298     $2,228
Class C.....................................................   $404    $  733    $1,187     $2,445
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $619    $  924    $1,250     $2,170
Class B.....................................................   $207    $  640    $1,098     $2,228
Class C.....................................................   $305    $  733    $1,187     $2,445

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth and Income Fund."]

                       ENTERPRISE GROWTH AND INCOME FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies

                     Fund Manager  Retirement System Investors Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income
                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies that have the potential to provide dividend income. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.


[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             19.29%
performance are 1998 -- 16.50; 1999 -- 32.97;                        (DECEMBER 31, 1998)
2000 -- (0.05); 2001 (14.32)]
                                                                        WORST QUARTER
                                                                           -13.15%
                                                                    (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund(2)..........  Class A                 (18.39%)                5.42%
                                                Return before taxes
                                                Class A                 (18.46%)                5.19%
                                                Return after taxes
                                                on distributions
                                                Class A                 (11.13%)                4.34%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (19.04%)                5.66%
                                                Return before taxes
                                                Class C                 (15.66%)                6.06%
                                                Return before taxes
S&P 500 Index(3)..............................
                                                                        (11.88%)                5.68%

---------------

(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 2001 for each Class and S&P 500.
(2) Includes sales charge.
(3) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.39%      0.39%      0.39%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.59%      2.14%      2.14%
Less Expense Reimbursement........................................        (0.09%)    (0.09%)    (0.09%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.50%      2.05%      2.05%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  945    $1,291     $2,267
Class B.....................................................   $708    $1,061    $1,341     $2,326
Class C.....................................................   $405    $  755    $1,230     $2,541
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  945    $1,291     $2,267
Class B.....................................................   $208    $  661    $1,141     $2,326
Class C.....................................................   $306    $  755    $1,230     $2,541

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Growth Fund."]

                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns
                     Investment Strategies The International Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1992-(0.93); 1993-36.05; 1994-(2.82);
1995-15.17; 1996-12.32; 1997-4.75; 1998-14.28; 1999-39.76; 2000-(19.75); 2001
(30.14)]

                   BEST QUARTER                                         WORST QUARTER
                      31.07%                                               -19.89%
                (DECEMBER 31, 1999)                                   (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
                                                                                                 RETURN SINCE
                                                                                                 INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                                  ------------------
(AS OF THE CALENDAR YEAR ENDED                           PAST ONE    PAST FIVE    PAST TEN             MSCI EAFE
DECEMBER 31, 2001)                                         YEAR        YEARS       YEARS      FUND     INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise International
  Growth Fund(3)............      Class A                 (33.47%)     (2.23%)      4.23%        --        --
                                  Return before taxes
                                  Class A                 (33.47%)     (3.34%)      2.78%
                                  Return after taxes
                                  on distributions
                                  Class A                 (20.38%)     (1.77%)      3.11%
                                  Return after taxes
                                  on distributions
                                  and sale of Fund
                                  shares
                                  Class B                 (34.15%)     (2.22%)       N/A       2.19%     2.34%
                                  Return before taxes
                                  Class C                 (31.40%)       N/A         N/A      (2.47%)    1.19%
                                  Return before taxes
MSCI EAFE Index(2)..........                              (21.44%)      0.90%       4.46%

---------------

(1) Inception dates for Class A, Class B and Class C shares are November 17, 1987, May 1, 1995, and May 1, 1997, respectively.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)    None        1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None        5.00%(2)    1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%       0.85%       0.85%
Distribution and Service (12b-1) Fees(4)..........................         0.45%       1.00%       1.00%
Other Expenses....................................................         0.66%       0.68%       0.67%
                                                                          -------------------------------
Total Annual Fund Operating Expenses..............................         1.96%       2.53%       2.52%
Less Expense Reimbursement........................................        (0.11%)     (0.13%)     (0.12%)
                                                                          -------------------------------
Net Annual Fund Operating Expenses................................         1.85%       2.40%       2.40%
                                                                          -------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,051    $1,472     $2,643
Class B.....................................................   $743    $1,175    $1,534     $2,716
Class C.....................................................   $440    $  865    $1,416     $2,918
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,051    $1,472     $2,643
Class B.....................................................   $243    $  775    $1,334     $2,716
Class C.....................................................   $341    $  865    $1,416     $2,918

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Financial Services Fund."]

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., LLC

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The Global Financial Services Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of domestic and foreign financial services companies. The Fund normally invests in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in common stocks of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is more sensitive to fluctuations in interest rates than the economy as a whole. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             18.61%
performance are 1999-(5.01); 2000-21.90; 2001                       (SEPTEMBER 30, 2000)
(8.37)]

                                                                        WORST QUARTER
                                                                          -- 12.58%
                                                                    (SEPTEMBER 30, 1999)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                            PAST ONE
DECEMBER 31, 2000)                                                          YEAR      RETURN SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
Enterprise Global Financial Services Fund(2).....  Class A                 (12.72%)              6.38%
                                                   before taxes
                                                   Class A                 (13.57%)              5.43%
                                                   Return after taxes
                                                   on distributions
                                                   Class A                  (7.23%)              4.83%
                                                   Return after taxes
                                                   on distributions
                                                   and sale of
                                                   Fund shares
                                                   Class B                 (13.24%)              6.55%
                                                   Return before taxes
                                                   Class C                  (9.61%)              7.42%
                                                   Return before taxes
MSCI World Index (3).............................                          (16.82%)              2.77%

---------------

(1) Inception date for Classes A, B, and C is October 1, 1998.
(2) Includes sales charge.
(3) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.62%      0.63%      0.62%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.92%      2.48%      2.47%
Less Expense Reimbursement........................................        (0.17%)    (0.18%)    (0.17%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.75%      2.30%      2.30%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,056    $1,492     $2,700
Class B.....................................................   $733    $1,182    $1,558     $2,780
Class C.....................................................   $430    $  846    $1,387     $2,865
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,056    $1,492     $2,700
Class B.....................................................   $233    $  782    $1,358     $2,780
Class C.....................................................   $331    $  846    $1,387     $2,865

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Health Care Fund."]

                       ENTERPRISE GLOBAL HEALTH CARE FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities of domestic and foreign companies in the health care sector

                     Fund Manager  Nicholas-Applegate Capital Management

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global health care sector; and are willing to accept the increased risk of international investing for the possibility of higher returns



                     Investment Strategies The Global Health Care Fund normally invests at least 80% of its total assets in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. In analyzing specific companies for possible investment, the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of those factors materially changes. The Fund Manager allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund Manager expects a high portfolio turnover rate of 300% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets, including collateral received for securities lent. Pending a proxy vote, the maximum percentage of portfolio securities that may be lent will increase to 33 1/3%.

Principal Risks The Fund invests primarily in equity securities of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks. Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances. Government regulation may result in increased costs to a company, and scientific and technological advances may result in a company's products becoming obsolete. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 2001 (8.37)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      18.85%                                               -21.46%
                  (JUNE 30, 2001)                                     (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
                                                                                           RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                               INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Global Health Care Fund(2).........  Class A                 (12.68%)              (16.22%)
                                                Return before taxes
                                                Class A                 (12.68%)              (16.22%)
                                                Return after taxes
                                                on distributions
                                                Class A                  (7.72%)              (12.94%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (13.58%)              (16.33%)
                                                Return before taxes
                                                Class C                  (9.84%)              (13.26%)
                                                Return before taxes
MSCI World Index (3)..........................
                                                                        (16.82%)              (17.96%)

---------------

(1) Inception date for Classes A, B, and C is October 31, 2000.
(2) Includes sales charge.
(3) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.58%      0.58%      0.58%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.03%      2.58%      2.58%
Less Expense Reimbursement........................................        (0.18%)    (0.18%)    (0.18%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.85%      2.40%      2.40%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,065    $1,500     $2,708
Class B.....................................................   $743    $1,185    $1,554     $2,767
Class C.....................................................   $440    $  878    $1,441     $2,972
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,065    $1,500     $2,708
Class B.....................................................   $243    $  785    $1,354     $2,767
Class C.....................................................   $341    $  878    $1,441     $2,972

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Socially Responsive Fund."]

                   ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

                     FUND PROFILE

                     Investment Objective  Total return

                     Principal Investments Equity securities of companies located in countries that are included in the MSCI World Index that meet the Fund's social and investment criteria

                     Fund Manager  Rockefeller & Co., Inc.

                     Who May Want To Invest Investors who want to make socially responsible investments and want the value of their investment to grow

                     Investment Strategies The Global Socially Responsive Fund invests in equity securities of companies that the Fund Manager believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Fund Manager believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Fund Manager actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The Fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The Fund avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing. The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own growth and/or value stocks depending on their relative attractiveness. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks located in countries that are included in the MSCI World Index. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. competitors. In addition, information regarding foreign companies may not be as readily available as U.S. companies. Therefore, it may be difficult to determine whether foreign companies meet the same social criteria as U.S. companies. The Fund may be restricted by its focus on socially responsive investing and therefore, the investments that the Fund Manager selects may under perform other investments or the stock markets generally. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 2001 which is (10.70).]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       7.36%                                               -14.45%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Global Socially Responsive
  Fund(2).....................................  Class A                 (14.97%)              (13.89%)
                                                Return before taxes
                                                Class A                 (15.04%)              (13.95%)
                                                Return after taxes
                                                on distributions
                                                Class A                  (9.12%)              (11.10%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (15.75%)              (13.90%)
                                                Return before taxes
                                                Class C                 (12.21%)              (11.05%)
                                                Return before taxes
MSCI World Index(3)...........................
                                                                        (16.82%)              (17.97%)

---------------

(1) Inception date for Classes A, B, and C is September 29, 2000. Performance reflects annualized return from September 30, 2000 to December 31, 2001.
(2) Includes sales charge.
(3) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD     CLASS A    CLASS B    CLASS C
FUND SHARES)
---------------------------------------------------------------------------------------------

Investment Advisory Fees....................................     0.90%      0.90%      0.90%
Distribution and Service (12b-1) Fees(4)....................     0.45%      1.00%      1.00%
Other Expenses..............................................     2.71%      2.71%      2.73%
                                                                -----------------------------
Total Annual Fund Operating Expenses........................     4.06%      4.61%      4.63%
Less Expense Reimbursements.................................    (2.31%)    (2.31%)    (2.31%)
                                                                -----------------------------
Net Annual Fund Operating Expenses..........................     1.75%      2.30%      2.30%
                                                                -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,450    $2,272     $4,394
Class B.....................................................   $733    $1,584    $2,342     $4,458
Class C.....................................................   $430    $1,276    $2,228     $4,639
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,450    $2,272     $4,394
Class B.....................................................   $233    $1,184    $2,142     $4,458
Class C.....................................................   $331    $  896    $1,680     $3,737

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Technology Fund."]

                       ENTERPRISE GLOBAL TECHNOLOGY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock, issued by domestic and foreign companies primarily engaged in technology-related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in a diversified portfolio of domestic and foreign companies in the major subsectors of the technology sector, including firms in the computer, communications, video, electronics, office and factory automation and robotics sectors as well as Internet, intranet and other e-commerce enterprises. The Fund may be appropriate for investors who are looking to invest over the long-term, who are able to ride out market swings, and who are looking to invest in a diversified global stock portfolio focused on a particular stock market segment. The Fund alone cannot provide a balanced investment program.

Investment Strategies The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies engaged in technology and technology-related industries. The Fund considers companies engaged in technology and technology-related industries as companies that are engaged in the research, design, development, and manufacturing of products that utilize new, creative or innovative technologies to gain a strategic advantage in their industries, as well as companies that provide and service those technologies. The Fund may invest in domestic and foreign companies. There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Fund may also purchase and sell options and forward currency exchange contracts. The Fund Manager selects portfolio securities by evaluating a company's positioning or business model and may consider its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in common stocks of foreign companies. As a result, the Fund is subject to the risk that the stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile and less liquid than investments in U.S. markets because there is less public information available about foreign companies. Diplomatic, political or economic developments may cause foreign investments to lose money. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting or financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Additional restrictions may be imposed under emergency conditions. Because the Fund concentrates in a single industry sector, its performance is largely dependent on this sector's performance which may differ from that of the overall stock market. Both foreign and domestic technology-related companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. Some technology-related companies are subject to severe market share and price competition. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects. Investments in initial public offerings may result in increased transactions costs and expenses, distributions and the realization of short-term capital gains. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 2001 which is (47.35)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      21.26%                                               -37.13%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Global Technology Fund(2)..........  Class A                 (49.84%)              (55.75%)
                                                Return before taxes
                                                Class A                 (49.84%)              (55.75%)
                                                Return after taxes
                                                on distributions
                                                Class A                 (30.35%)              (42.53%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (50.21%)              (55.81%)
                                                Return before taxes
                                                Class C                 (48.12%)              (54.59%)
                                                Return before taxes
MSCI World Index(3)...........................
                                                                        (16.82%)              (18.06%)

---------------

(1) Inception date for Classes A, B, and C is June 30, 2000.
(2) Includes sales charge.
(3) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A     CLASS B    CLASS C
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None        5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          1.00%       1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................          0.45%       1.00%      1.00%
Other Expenses....................................................          1.20%       1.21%      1.19%
                                                                          ------------------------------
Total Annual Fund Operating Expenses..............................          2.65%       3.21%      3.19%
Less Expense Reimbursements.......................................         (0.75%)     (0.76%)    (0.74%)
                                                                          ------------------------------
Net Annual Fund Operating Expenses................................          1.90%       2.45%      2.45%
                                                                          ------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $659     $1,192     $1,750      $3,264
Class B.....................................................   $748     $1,318     $1,813      $3,332
Class C.....................................................   $445     $1,005     $1,689      $3,509
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659     $1,192     $1,750      $3,264
Class B.....................................................   $248     $  918     $1,613      $3,332
Class C.....................................................   $346     $1,005     $1,689      $3,509

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Internet Fund."]

                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, intranet and other "high tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet, intranet and other "high tech" related activities

                     Investment Strategies The Internet Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies related to the Internet and intranet. The Fund considers companies related to the Internet and intranet to include companies that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange that are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.


[Chart Description: Illustrates volatility of an                       BEST QUARTER(1)
investment and shows changes in Class A shares                             29.04%
performance for 2000 which is (51.10); 2001                          (DECEMBER 31, 2001)
(33.94)]
                                                                        WORST QUARTER
                                                                           -47.36%
                                                                     (DECEMBER 31, 2000)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Internet Fund(3)...................  Class A                 (37.07%)               (0.52%)
                                                Return before taxes
                                                Class A                 (37.07%)               (0.74%)
                                                Return after taxes
                                                on distributions
                                                Class A                 (22.58%)               (0.39%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (37.53%)               (0.64%)
                                                Return before taxes
                                                Class C                 (34.92%)                0.92%
                                                Return before taxes
S&P 500 Index(4)..............................
                                                                        (11.88%)               (5.74%)

---------------

(1) The best quarter since inception was 75.30% for the quarter ending December 31, 1999.
(2) Inception Date for Classes A, B and C is July 1, 1999.
(3) Includes sales charge. A portion of the Fund's returns is attributable to its investment in initial public offerings ("IPO"). There is no guarantee that the Fund will experience substantially similar performance by investing in IPOs.
(4) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A     CLASS B    CLASS C
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None        5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS A     CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%       1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................           0.45%       1.00%      1.00%
Other Expenses....................................................           0.66%       0.66%      0.66%
                                                                            ------------------------------
Total Annual Fund Operating Expenses..............................           2.11%       2.66%      2.66%
Less Expense Reimbursements.......................................          (0.21%)     (0.21%)    (0.21%)
                                                                            ------------------------------
Net Annual Fund Operating Expenses................................           1.90%       2.45%      2.45%
                                                                            ------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $659    $1,085    $1,537     $2,785
Class B.....................................................   $748    $1,207    $1,591     $2,845
Class C.....................................................   $445    $  898    $1,477     $3,048
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659    $1,085    $1,537     $2,785
Class B.....................................................   $248    $  807    $1,391     $2,845
Class C.....................................................   $346    $  898    $1,477     $3,048

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Mergers and Acquisitions Fund."]
                    ENTERPRISE MERGERS AND ACQUISITIONS FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Domestic equity securities

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and want to diversify their overall portfolio with an investment in a specialty fund that invests in companies that could be subject to a takeover

                     Investment Strategies The Fund Manager will purchase shares of companies believed to be likely acquisition targets within 12 to 18 months. In addition, the Fund Manager will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Fund Manager, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Fund Manager may invest in small, mid and large capitalization stocks. The Fund Manager expects a high portfolio turnover rate of 150% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in small, mid and large-capitalization companies, it is riskier than funds that invest in only large-capitalization companies since small and mid-capitalization companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. The Fund is subject to the risk that the potential private market value of the Fund's stocks will not be realized or that certain of the transactions to which some of the Fund's investments are a part may not be completed, or may be renegotiated or terminated, which may result in losses to the Fund. The investment policies of the Fund may lead to a higher portfolio turnover rate that could increase the Fund's expenses, generate more tangible short-term gains for shareholders and could negatively impact the Fund's performance. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................       4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          0.90%      0.90%      0.90%
Distribution and Service (12b-1) Fees(4)..........................          0.45%      1.00%      1.00%
Other Expenses(5).................................................          0.64%      0.64%      0.64%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................          1.99%      2.54%      2.54%
Less Expense Reimbursement........................................         (0.04%)    (0.04%)    (0.04%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses(6).............................          1.90%      2.45%      2.45%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated annual amounts.
(6) Net Annual Fund Operating Expenses include 0.05% of interest and dividend expense, which is not reimbursable by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $669    $1,061
Class B.....................................................   $748    $1,182
Class C.....................................................   $445    $  874
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659    $1,061
Class B.....................................................   $248    $  782
Class C.....................................................   $346    $  874

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Balanced Fund."]

                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow and also want to receive income on their investment



                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 2000 which is (0.65); 2001 (4.39)]

                  BEST QUARTER(1)                                      WORST QUARTER
                       6.03%                                              -8.67%
                (DECEMBER 31, 2001)                                  (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                                           PAST ONE    -------------------------
DECEMBER 31, 2001)                                                         YEAR                FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Balanced Fund(3).....................  Class A                  (8.95%)             (1.10%)
                                                  Return before taxes
                                                  Class A                  (9.47%)             (1.77%)
                                                  Return after taxes
                                                  on distributions
                                                  Class A                  (5.45%)             (1.20%)
                                                  Return after taxes
                                                  on distributions
                                                  and sale of Fund
                                                  shares
                                                  Class B                  (9.58%)             (1.27%)
                                                  Return before taxes
                                                  Class C                  (6.01%)              0.27%
                                                  Return before taxes
S&P 500 Index(4)................................                          (11.88%)             (5.74%)

---------------

(1) The best quarter since inception was 10.62% for the quarter ending December 31, 1999.
(2) Inception date for Classes A, B and C is July 1, 1999.
(3) Includes sales charge.
(4) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None      1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)    1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................           0.45%      1.00%      1.00%
Other Expenses....................................................           0.72%      0.72%      0.72%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................           1.92%      2.47%      2.47%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $661     $1,049     $1,462      $2,612
Class B.....................................................   $750     $1,170     $1,516      $2,671
Class C.....................................................   $447     $  862     $1,402      $2,878
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $661     $1,049     $1,462      $2,612
Class B.....................................................   $250     $  770     $1,316      $2,671
Class C.....................................................   $348     $  862     $1,402      $2,878

On November 15, 2001, the Board of Directors of Enterprise Group of Funds, Inc. approved the reorganization of the Balanced Fund with the Growth Fund (the "Reorganization"). The Reorganization will allow shareholders of the Balanced Fund to pursue a similar investment objective within a larger Fund, which has the potential to offer economies of scale and other benefits. It is anticipated that the Balanced Fund's shareholders will receive in exchange for their Fund shares, shares of the Growth Fund of the same value. The Reorganization is subject to a number of conditions, including receipt of shareholder approval. It is anticipated that a Shareholders' Meeting will be held in the first quarter of 2002 to consider the Reorganization. Fund shareholders will receive information about the Reorganization in a proxy statement/prospectus relating to the Shareholders' Meeting.

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Managed Fund."]

                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Managers  Wellington Management Company, LLP
                                   Sanford C. Bernstein & Co., LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment



                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Managers' evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Managers believe that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Managers deem it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. The Fund is managed by two Fund Managers, each of which is allocated cash flows into and out of the Fund on a 50/50 basis. The Fund Manager expects a high portfolio turnover rate of 100% or more.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1995-2001, which are 1995-37.69; 1996-22.08; 1997-21.05; 1998-7.05; 1999-7.40; 2000-0.46; 2001 (11.83)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      13.46%                                               -16.38%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------
                                                                                           RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                               INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE    PAST FIVE    --------------------
DECEMBER 31, 2001)                                              YEAR        YEARS      FUND      S&P 500(2)
-----------------------------------------------------------------------------------------------------------
Enterprise Managed Fund(3)...........  Class A                 (16.01%)      3.25%     9.59%       15.33%
                                       Return before taxes
                                       Class A                 (16.01%)      1.77%     8.30%
                                       Return after taxes
                                       on distributions
                                       Class A                  (9.75%)      2.53%     7.86%
                                       Return after taxes
                                       on distributions
                                       and sale of Fund
                                       shares
                                       Class B                 (16.62%)      3.38%     8.53%       14.65%
                                       Return before taxes
                                       Class C                 (13.11%)       N/A      3.23%        9.50%
                                       Return before taxes
S&P 500 Index(2).....................
                                                               (11.88%)     10.70%

---------------

(1) Inception dates for Class A, Class B and Class C shares were October 1, 1994; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses and paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the

Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)    None        1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None        5.00%(2)    1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%       0.75%       0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%       1.00%       1.00%
Other Expenses....................................................         0.38%       0.38%       0.38%
                                                                          -------------------------------
Total Annual Fund Operating Expenses..............................         1.58%       2.13%       2.13%
Less Expense Reimbursements.......................................        (0.08%)     (0.08%)     (0.08%)
                                                                          -------------------------------
Net Annual Operating Expenses(5)..................................         1.50%       2.05%       2.05%
                                                                          -------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Expense information in the table has been restated to reflect the current maximum expense limit that has been agreed to by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  943    $1,287     $2,258
Class B.....................................................   $708    $1,059    $1,337     $2,316
Class C.....................................................   $405    $  753    $1,225     $2,531
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  943    $1,287     $2,258
Class B.....................................................   $208    $  659    $1,137     $2,316
Class C.....................................................   $306    $  753    $1,225     $2,531

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Strategic Allocation Fund."]

                      ENTERPRISE STRATEGIC ALLOCATION FUND

                     FUND PROFILE

                     Investment Objective Total return, consisting of long-term capital appreciation and current income

                     Principal Investments Domestic equity securities and U.S. Treasury notes and bills

                     Fund Manager  Brinson Advisors, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving income



                     Investment Strategies The Fund Manager allocates the Fund's assets between a stock portion that is designed to track the S&P 500 Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Fund Manager bases the allocation upon the recommendation of its Strategic Allocation Model and reallocates on the first business day of each month. The stock portion of the Fund is designed to track the S&P 500 Index and is given greater weight in periods of anticipated strong market performance than in weak, reallocating assets to U.S. Treasury notes or bills when a potential bear market or a prolonged market downturn is projected. The Model can recommend stock allocations of 95%, 70%, 45%, 20% or 0%. The Model employs a bond risk premium determination in deciding whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. The Fund Manager may use options and futures to adjust the Fund's exposure to different asset classes or to maintain exposure to stocks and U.S. Treasury notes while maintaining a balance in cash for Fund management purposes. The Fund Manager may also use these instruments to reduce the risk of adverse price movements when investing Fund inflows to facilitate trading and to reduce transaction costs. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks Because the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a risk of investing in the Fund. As for the Fund's fixed income investments, there is the risk that their value will generally fall as interest rates rise. The Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. However, the Fund's performance generally will not be identical to the Index because of the allocation between the stock portion and fixed income portion, as well as because of fees and expenses that the Fund bears, and daily purchases and redemptions of Fund shares. The Strategic Allocation Model involves the risk that it may not correctly predict the times to shift the Fund's assets from one type of investment to another. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives also involve the risk of the Fund's losing more than the principal invested. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         1.16%      1.16%      1.16%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.36%      2.91%      2.91%
Less Expense Reimbursement........................................        (0.86%)    (0.86%)    (0.86%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.50%      2.05%      2.05%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $1,098
Class B.....................................................   $708    $1,220
Class C.....................................................   $405    $  912
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $1,098
Class B.....................................................   $208    $  820
Class C.....................................................   $306    $  912

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund."]

                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Conservative investors who want to receive income from their investment

                     Investment Strategies The Government Securities Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include Fannie Mae and Freddie Mac. To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds in other securities, generally at the then prevailing lower interest rates. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1992-2001 which are 1992-9.93; 1993-9.27; 1994-(7.80); 1995-19.00; 1996-6.29; 1997-8.41; 1998-6.82; 1999-0.58;
2000-10.69; 2001--7.67]

                   BEST QUARTER                                        WORST QUARTER
                       6.08%                                              -5.16%
                 (MARCH 31, 1995)                                     (JUNE 30, 1994)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------
                                                                                              RETURN SINCE
                                                                                              INCEPTION(1)
                                                                                       --------------------------
                                                                                                  LEHMAN BROTHERS
AVERAGE ANNUAL TOTAL RETURNS                                                                       INTERMEDIATE
(AS OF THE CALENDAR YEAR ENDED                       PAST ONE   PAST FIVE   PAST TEN                GOVERNMENT
DECEMBER 31, 2001)                                     YEAR       YEARS      YEARS       FUND      BOND INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Government
  Securities Fund(3)........    Class A                  2.59%      5.74%       6.36%        --            --
                                Return before taxes
                                Class A                  0.53%      3.43%       3.68%
                                Return after taxes
                                on distributions
                                Class A                  1.54%      3.41%       3.73%
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                  2.00%      5.88%        N/A       7.06%         7.20%
                                Return before taxes
                                Class C                  5.99%       N/A         N/A       6.56%         7.33%
                                Return before taxes
Lehman Brothers Intermediate
  Government Bond Index(2)...                            8.42%      7.06%       6.65%

---------------

(1) Inception dates for Class A, Class B and Class C shares were November 17, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U. S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U. S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None      1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)    1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4)..........................           0.45%      1.00%      1.00%
Other Expenses....................................................           0.32%      0.32%      0.32%
                                                                          -----------------------------
Total Annual Operating Expenses...................................           1.37%      1.92%      1.92%
Less Expense Reimbursement........................................          (0.07%)    (0.07%)    (0.07%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................           1.30%      1.85%      1.85%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601     $882     $1,183     $2,037
Class B.....................................................   $688     $996     $1,230     $2,095
Class C.....................................................   $385     $690     $1,120     $2,315
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601     $882     $1,183     $2,037
Class B.....................................................   $188     $596     $1,030     $2,095
Class C.....................................................   $286     $690     $1,120     $2,315

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund."]

                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want To Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing

                     Investment Strategies The High-Yield Bond Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are below investment grade. The Fund generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by
Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. The Fund Manager expects a high portfolio turnover rate in excess of 100%.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1992-2001 which are 1992-16.69; 1993-17.58 1994-0.05; 1995-16.00; 1996-12.78; 1997-13.21; 1998-2.29; 1999-3.66 2000-(2.96);
2001-5.73; 2001-3.09]

                   BEST QUARTER                                         WORST QUARTER
                       6.77%                                               -5.83%
                 (MARCH 31, 1992)                                   (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------------------------------------------
                                                                                                 RETURNS SINCE
                                                                                                 INCEPTION(1)
                                                                                            -----------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                        LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE    PAST FIVE    PAST TEN              HIGH YIELD
DECEMBER 31, 2001)                                       YEAR        YEARS       YEARS      FUND      BB INDEX(2)
-------------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond
  Fund(3)....................   Class A                  0.67%        3.24%       7.73%       --           --
                                Return before taxes
                                Class A                 (2.53%)      (0.18)       4.21%
                                Return after taxes
                                on distributions
                                Class A                  0.39%        0.90%       4.51%
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                  0.29%        3.40%        N/A      5.76%        8.54%
                                Return before taxes
                                Class C                  4.17%         N/A         N/A      3.60%        7.20%
                                Return before taxes
Lehman Brothers High Yield BB
  Index(2)...................                           11.90%        7.19%       9.28%

---------------

(1) Inception dates for Class A, Class B and Class C are November 17, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................     4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.40%      0.40%      0.39%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.45%      2.00%      1.99%
Less Expense Reimbursement........................................        (0.15%)    (0.15%)    (0.14%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.30%      1.85%      1.85%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601    $  898    $1,216     $2,116
Class B.....................................................   $688    $1,013    $1,264     $2,173
Class C.....................................................   $385    $  705    $1,149     $2,382
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601    $  898    $1,216     $2,116
Class B.....................................................   $188    $  613    $1,064     $2,173
Class C.....................................................   $286    $  705    $1,149     $2,382

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund."]


                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment



                     Investment Strategies The Tax-Exempt Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income tax. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund generally invests in investment grade municipal securities. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1991-2000 which are 1991-11.13; 1992-7.88; 1993-10.76; 1994-(5.69); 1995-14.85; 1996-3.53; 1997-6.96; 1998-5.92;
1999-(2.76); 2000-10.65]

                   BEST QUARTER                                         WORST QUARTER
                       6.78%                                               -5.42%
                 (MARCH 31, 1995)                                     (MARCH 31, 1994)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------
                                                                                               RETURNS SINCE
                                                                                               INCEPTION(1)
                                                                                          -----------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                      LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                       PAST ONE    PAST FIVE    PAST TEN               MUNICIPAL
DECEMBER 31, 2000)                                     YEAR        YEARS       YEARS      FUND     BOND INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income
  Fund(3)....................   Class A               (1.81%)      3.66%        4.84%      --            --
                                Return before taxes
                                Class A               (1.81%)      3.46%        4.72%
                                Return after taxes
                                on distributions
                                Class A               (0.37%)      3.72%        4.78%
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B               (2.36%)      3.78%         N/A      4.61%        6.59%
                                Return before taxes
                                Class C                1.53%        N/A          N/A      4.33%        6.29%
                                Return before taxes
Lehman Brothers Municipal Bond
  Index......................                          5.13%       5.98%        6.64%

---------------

(1) Inception dates for Class A, Class B and Class C shares are November 17, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.50%      0.50%      0.50%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.38%      0.37%      0.37%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.33%      1.87%      1.87%
Less Expense Reimbursement........................................        (0.23%)    (0.22%)    (0.22%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.10%      1.65%      1.65%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

The example on the next page is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $582     $855     $1,148     $1,981
Class B.....................................................   $668     $966     $1,191     $2,031
Class C.....................................................   $365     $661     $1,081     $2,251
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $582     $855     $1,148     $1,981
Class B.....................................................   $168     $566     $  991     $2,031
Class C.....................................................   $266     $661     $1,081     $2,251

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Total Return Fund."]

                          ENTERPRISE TOTAL RETURN FUND

                     FUND PROFILE

                     Investment Objective  Total return

                     Principal Investments  Fixed income securities

                     Fund Manager  Pacific Investment Management Company, LLC

                     Who May Want To Invest Income oriented investors who also seek capital appreciation

                     Investment Strategies The Total Return Fund invests primarily in a diversified portfolio of fixed income instruments of varying maturities. These instruments will be primarily investment grade debt securities, but may include high yield securities, known as "junk bonds," rated CCC to BB by S&P, Caa to Ba by Moody's, or, if unrated, determined by the Fund Manager to be of comparable quality. Junk bonds may comprise no more than 20% of the Fund's total assets. In selecting fixed income securities, the
Fund Manager will use various techniques, including economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting and other securities selection techniques. The Fund's performance will be measured against the Lehman Brothers U.S. Universal Index. This Index is designed to capture a broad range of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as junk bonds, Eurobonds, illiquid securities and emerging market debt. The Fund may invest in any of the components of the index. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamental for a particular sector or security. The Fund may invest up to 30% of its assets in securities denominated in foreign currencies and without limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. For risk management purposes or as part of its investment strategy, the Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund Manager expects a high portfolio turnover rate of 100% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks The Fund's fixed income instruments may fluctuate in value based upon changes in interest rates, market conditions and investor confidence. As interest rates rise, the value of the instruments will tend to decrease. This risk will be greater for long-term securities than for short-term securities. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives also involve the risk of the Fund's losing more than the principal amount invested. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. Generally, the lower the rating of a security, the higher its degree of credit risk. Because the Fund may invest in high-yield securities, it may be subject to greater levels of interest rate, credit and liquidity risk. An economic downturn or period of rising interest rates could adversely affect the market for these securities. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. Also, because the Fund may invest in high-yield securities, it may be subject to greater levels of interest rate, credit and liquidity risk. An economic downturn or period of rising interest rates could adversely affect the market for these securities. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)   None       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.65%      0.65%      0.65%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.69%      0.69%      0.69%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.79%      2.34%      2.34%
Less Expense Reimbursement........................................        (0.44%)    (0.44%)    (0.44%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.35%      1.90%      1.90%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $606    $  971
Class B.....................................................   $693    $1,088
Class C.....................................................   $365    $  661
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $606    $  971
Class B.....................................................   $193    $  688
Class C.....................................................   $266    $  661

[Picture Description: Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund."]

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with an emphasis on preservation of capital
                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1992-2001 which are 1992-2.92; 1993-2.24; 1994-3.34; 1995-5.05; 1996-4.51; 1997-4.69; 1998-5.04; 1999-4.80; 2000-6.05;
2001-3.71]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       1.57%                                                0.47%
                (DECEMBER 31, 2000)                                  (DECEMBER 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement ac-counts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------
                                                                                               RETURN SINCE
                                                                                               INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                             ------------------------
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE   PAST FIVE   PAST TEN          IBC TAXABLE MONEY
DECEMBER 31, 2001)                                       YEAR       YEARS      YEARS     FUND    MARKET INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Money Market Fund...............  Class A     3.71%      4.86%       4.23%     --            --
                                             Class B    (1.29%)     4.41%        N/A     4.59%        4.93%
                                             Class C     2.71%       N/A         N/A     4.81%        4.85%
IBC Taxable Money Market Index.............              3.68%      4.86%       4.45%

---------------

(1) Returns track inception dates for Class A, Class B and Class C shares of May 1, 1990, May 1, 1995 and May 1, 1997, respectively.
(2) This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None       None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(1)   1.00%(2)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.35%      0.35%      0.35%
Distribution and Service (12b-1) Fees.............................         None       None       None
Other Expenses....................................................         0.27%      0.27%      0.27%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         0.62%      0.62%      0.62%
                                                                          -----------------------------

---------------

(1) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $ 63     $199      $346       $774
Class B.....................................................   $563     $599      $546       $774
Class C.....................................................   $163     $199      $346       $774
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $ 63     $199      $346       $774
Class B.....................................................   $ 63     $199      $346       $774
Class C.....................................................   $ 63     $199      $346       $774

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS

AGGRESSIVE STOCK, STOCK, INTERNATIONAL, SECTOR/SPECIALTY AND DOMESTIC HYBRID FUNDS' INVESTMENTS

     The table below shows the Aggressive Stock, Stock, International, Sector/Specialty and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

X = Types of securities in which a Fund invests.

                                                                       SECTOR/SPECIALTY FUNDS
                                                GLOBAL     GLOBAL     GLOBAL                               MERGERS
                                               FINANCIAL   HEALTH    SOCIALLY      GLOBAL                    AND
                                               SERVICES     CARE    RESPONSIVE   TECHNOLOGY   INTERNET   ACQUISITIONS
U.S. Stocks*                                       X         X          X            X           X            X
Foreign Stocks                                     X         X          X            X
Bonds


                                                          AGGRESSIVE
                                                            STOCK      INTERNATIONAL   STOCK    DOMESTIC HYBRID
U.S. Stocks*                                                  X              X           X             X
Foreign Stocks                                                               X                         X
Bonds                                                                                                  X

---------------

* Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $10 billion. Medium capitalization companies generally have market capitalizations ranging from $1.5 billion to $10 billion. Small capitalization companies generally have market capitalizations of $1.5 billion or less. However, there may be some overlap among capitalization categories. The Stock Funds and Domestic Hybrid Funds intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Growth Fund intends to invest primarily in stocks of medium capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statements of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal; however, the Managed Fund may invest in securities ordinarily used by other funds for defensive purposes as part of its main investment strategy.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                                                            GOVERNMENT   HIGH-YIELD   TAX-EXEMPT   TOTAL
                                                            SECURITIES      BOND        INCOME     RETURN
U.S. Government Securities                                      X                                    X
Lower Rated Corporate Debt Securities -- Junk Bonds*                         X                       X
Mortgage-Backed Securities                                      X
Municipal Securities                                                                      X
Foreign Debt Securities                                                                              X

---------------

* In the case of the High-Yield Bond Fund, "junk bond" refers to any security rated lower than "Baa" by Moody's. If a Moody's rating is not available, the bond must be rated lower than "BBB" by Standard & Poor's. In the case of the Total Return Fund, "junk bond" refers to any security rated CCC up to BB by Standard & Poor's or Caa to Ba by Moody's; if unrated, then the Fund Manager must determine that the security is of comparable quality.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

INITIAL PUBLIC OFFERINGS ("IPOS")

     Some of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact on Funds with small asset bases. There is no guarantee that as those Funds' assets grow they will continue to experience substantially similar performance by investing in IPOs.

                      HIGHER-RISK SECURITIES AND PRACTICES

The following pages discuss the risks associated with certain types of higher-risk securities in which the Funds may invest and certain higher-risk practices in which the Funds might engage. The Statement of Additional Information provides information about these and other higher-risk securities and practices.

FOREIGN SECURITIES. Each of the Funds, except the Government Securities and Tax-Exempt Income Funds, might invest in foreign securities. These are some of the risks in owning foreign securities:

- Currency Fluctuation Risk. When a Fund invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Fund in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Fund's investments could decline as a result.

- Social, Political and Economic Risk. The countries where some of the Funds may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Fund might invest and might disrupt the financial markets of a country in which a Fund has holdings.

- Regulation Risk. The countries where some of the Funds may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.

- Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser and Fund Manager will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

- Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

- Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Fund to sell a security at a time or price desired.

- Emerging Securities Markets Risk. To the extent that the Funds invest in countries with emerging markets, the foreign securities risk are magnified since these countries may have unstable coverage and less established market.

HIGH RISK/YIELD SECURITIES. Each of the Funds, except the Balanced, Government Securities, Money Market, Strategic Allocation and Tax-Exempt Income Funds, may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:

- Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.

- Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Fund to sell a security at a time or price desired.

ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds, except the Money Market Fund, may invest in illiquid and restricted securities.

- Illiquid Securities. These are securities that a Fund cannot sell on an open market. This means that a Fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.

- Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements under which a Fund purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Funds may not be able to sell the security at the desired time.

HEDGING. Each of the Funds, except the Money Market Fund, may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.

- Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A purchased call option gives the holder the right to purchase the underlying asset from the writer of the option. A purchased put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from the holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Fund to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of certain puts, for prices higher or, in the case of certain calls, for prices lower than current market values.

- Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.

- Foreign currency transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.

SHORT SALES. The Funds may engage in covered short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.

In a covered short sale, a Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities shorted.

SECURITIES LENDING. The Mid-Cap Growth, Deep Value, Global Health Care, Mergers and Acquisitions, Strategic Allocation and Total Return Funds may lend portfolio securities. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at the desirable price. Pending the outcome of a proxy vote, all Funds will be able to lend portfolio securities with a value of up to 33 1/3% of a Fund's total assets, including collateral received for securities lent.

ACTIVE PORTFOLIO TRADING. The Mid-Cap Growth, Global Health Care, Mergers and Acquisitions, Managed, High-Yield Bond and Total Return Funds may have high turnover rates that are more likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Funds' performance.

                        SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

     Each Fund offers three classes of shares through this Prospectus: Class A, B and C shares. Each class of shares has its own sales charge and expense structure, which allows you to choose the class of shares best suited to your investment needs. When choosing your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial advisor can help you determine which class is right for you.

     The table below summarizes the key features of Class A, B and C shares. They are described in more detail below.

                                       CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Availability?                Generally available through  Available only to investors  Available only to investors
                             most investment dealers.     purchasing less than         purchasing less than
                                                          $250,000 in the aggregate.   $1,000,000 in the
                                                                                       aggregate.
Initial Sales Charge?        Yes (except for Money        No. Entire purchase is       Yes (except for Money
                             Market Fund Class A shares,  invested in shares of a      Market Fund Class C shares,
                             which carry no sales         Fund.                        which carry no sales
                             charge). Payable at time of                               charge). Payable at time of
                             purchase. Lower sales                                     purchase.
                             charges available for
                             larger investments.
Contingent Deferred Sales    No. (However, we will        Yes (excludes initial        Yes (excludes initial
  Charge ("CDSC")?           charge a CDSC if you sell    purchases of shares in the   purchases of shares in the
                             within two years of          Money Market Fund). Payable  Money Market Fund). Payable
                             purchasing shares, on which  if you redeem your shares    if you redeem your shares
                             no initial sales charge was  within one year of           within six years of
                             imposed because the          purchase. Amount of CDSC     purchase.
                             original purchase price      gradually decreases over
                             exceeded $1 million.)        time.
Distribution and Service     0.45% distribution and       0.75% distribution fee and   0.75% distribution fee and
  Fees?                      service fee (except Money    0.25% service fee (except    0.25% service fee (except
                             Market Fund)                 Money Market Fund)           Money Market Fund)
Conversion to Class A        (Not applicable)             Yes, automatically after     No.
  Shares?                                                 eight years.

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds. In addition to distribution and service fees paid by the Funds under the Class A, Class B and Class C distribution plans, the Distributor (or one of its affiliates) may make payments out of its own resources to dealers and other persons who sell shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell a significant number of shares.

CLASS A SHARES -- INITIAL SALES CHARGE OPTION

     If you select Class A shares of any Fund other than the Money Market Fund, you will pay a sales charge at the time of purchase. No initial sales charge applies to Class A shares that you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends, and you subsequently exchange those shares for Class A shares of another Fund, an initial sales charge will apply to the Class A purchase. The sales charges applicable to Class A shares are based on the following schedule:

                                                                                      DEALER DISCOUNT OR
                                  SALES CHARGE AS A       SALES CHARGE AS A            AGENCY FEE AS A
                                PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT           PERCENTAGE OF
YOUR INVESTMENT(1)                      PRICE                  INVESTED               OFFERING PRICE(2)
--------------------------------------------------------------------------------------------------------------
Up to $99,999.................          4.75%                   4.99%                       4.00%
$100,000 up to $249,999.......          3.75%                   3.90%                       3.00%
$250,000 up to $499,999.......          2.50%                   2.56%                       2.00%
$500,000 up to $999,999(3)....          2.00%                   2.04%                       1.50%
$1,000,000 and up(3)..........           None                    None           1% of the first $4.99 million;
                                                                                0.75% of amounts from $5-19.99
                                                                                million; 0.50% of amounts from
                                                                                $20 million to $100 million;
                                                                                0.25% of amounts in excess of
                                                                                $100 million.

---------------

(1) In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds, except for shares of the Money Market Fund.
(2) From time to time upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise. The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.
(3) If certain employee benefit plans qualified under Section 401 and 403 of the Internal Revenue Code invest $500,000 or more or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies. However, if the plan or you redeem shares within 24 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares in excess of $500,000.

     If you purchase Class A shares, you will also pay a distribution and service fee at an annual rate of 0.45% of the average daily net assets attributable to Class A shares of each Fund.

CLASS B SHARES -- CDSC OPTION

     If you select Class B shares, you will not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years of purchase, you will be required to pay a CDSC, which will be deducted from your redemption proceeds. If you own Class B shares of a Fund other than the Money Market Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution-related services to the Funds.

     Initial purchases of Class B shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into another Class B or C Fund.

     The Fund will not accept purchase orders for Class B shares in amounts of $250,000 or more.

     The Class B CDSC gradually decreases as you hold your shares over time, according to the following schedule:

                                                              APPLICABLE CLASS B
YEARS SINCE PURCHASE                                          CONTINGENT DEFERRED
ORDER WAS ACCEPTED                                               SALES CHARGE
---------------------------------------------------------------------------------
One year....................................................        5.00%
Over one year up to two years...............................        4.00%
Over two years up to three years............................        4.00%
Over three years up to four years...........................        3.00%
Over four years up to five years............................        2.00%
Over five years up to six years.............................        1.00%
More than six years.........................................         None

CLASS C -- INITIAL SALES CHARGE AND CDSC OPTION

     If you select Class C shares other than the Money Market Fund, you will pay an initial sales charge at the time of purchase. No initial sales charge applies to Class C shares that you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends, and you subsequently exchange those shares for Class C shares of another Fund, an initial sales charge will apply to the Class C purchase.

     The sales charges applicable to Class C shares are based on the following schedule:

                                                DEALER DISCOUNT OR
  SALES CHARGE AS A       SALES CHARGE AS A      AGENCY FEE AS A
PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT     PERCENTAGE OF
       PRICE(1)                INVESTED           OFFERING PRICE
------------------------------------------------------------------
1.00%........                   1.01%                 1.00%

---------------

(1) No initial sales charge applies to purchases made through retirement accounts qualified under the Internal Revenue Code.

     In addition to the Initial Sales Charge, if you redeem your Class C shares within one year of purchase, you will be required to pay a CDSC of 1.00%, which will be deducted from your redemption proceeds. Initial purchases of Class C shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into another Class B or C Fund. If you own Class C shares of a Fund other than the Money Market Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution-related services to the Funds.

     The Fund will not accept purchase orders for Class C shares in amounts of $1,000,000 or more.

DETERMINATION OF THE CDSC

     Each applicable CDSC will be determined using the original purchase cost or current market value of the shares being redeemed, whichever is less. There is no CDSC imposed upon the redemption of reinvested dividends or distributions. Moreover, no CDSC will be charged upon the exchange of shares from one Fund into another. In determining whether a CDSC is payable, we assume that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased.

     Class B and Class C shareholders of a Fund may exchange their shares for Class B or Class C shares of the Money Market Fund. Exchanges from a Fund other than the Money Market Fund will continue to be subject to the CDSC schedule of the Fund from which the exchange was made, but will reflect the time the shares are held in the Money Market Fund.

     The following example illustrates the calculation of a CDSC. Assume that you make a single purchase of $10,000 of a Fund's Class B shares at a price of $10 per share. Sixteen months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000; the current price per share is $11. If you then redeem $5,500 in share values, (500 shares) the CDSC would apply only to $4,000. That figure is arrived at by taking the entire redemption amount ($5,500) minus the reinvested dividends ($1,000), minus the appreciation per share redeemed ($1 per share X the number of shares redeemed--$500). The charge would be at a rate of 4% ($160) because it was in the second year after the purchase was made.

CLASS A INITIAL SALES CHARGE WAIVERS

     The following individuals and institutions may purchase Class A shares without an initial sales charge:

        - Selling brokers, their employees and their registered representatives.

        - Employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.

        - Directors, former directors, employees or retirees of the Advisor or of The MONY Group Inc. ("MONY") and its subsidiaries.

        - Family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the first three categories.

        - MONY and its subsidiaries.

        - Clients of fee-based financial planners.

        - Financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

CLASS C INITIAL SALES CHARGE WAIVERS

     Class C shares may be purchased without an initial sales charge by the following:

        - Certain Dealers, with the agreement of the Distributor.

        - Shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to purchase additional Class C shares in the same Fund.

        - Shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to exchange those Class C shares into a different Fund (the "New Fund"), one time only. Additional Class C purchases in the New Fund are subject to the Class C initial sales charge.

        - Investors in retirement accounts qualified under the Internal Revenue Code.

     The Class A initial sales charge may be reduced in connection with purchases by members of certain associations, fraternal groups, franchise organizations and unions. There are also several special purchase plans that allow you to combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. For information about initial sales charge reductions, the "Right of Accumulation Discount" and "Letter of Intent Investments," contact your financial advisor or broker, or consult the Statement of Additional Information.

     The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

CDSC WAIVERS

     Your CDSC will be waived in connection with:

        - Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under IRC Section 401(a) or from custodial accounts under IRC Section 403(b)(7), deferred compensation plans under the IRC Section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans.

        - The liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.

        - Redemption of shares of a shareholder (including a registered joint owner) who has died.

        - Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being sold becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

        - Redemptions under a Fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account.

        - Redemptions made pursuant to any Individual Retirement Account (IRA) systematic withdrawal based on the shareholder's life expectancy in accordance with the requirements of the IRC.

CONVERSION OF CLASS B SHARES

     Your Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

REINSTATEMENT PRIVILEGE

     If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same Class of the same Fund within 180 days of redemption. Specifically, when you reinvest, the Fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. The return of a CDSC may affect determination of gain or loss relating to the original sale transaction for federal income tax purposes. The Fund may modify or terminate the reinstatement privilege at any time.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund and the share Class             Be sure to read this prospectus carefully.
    appropriate for you
  Determine how much you would like to invest     The minimum initial investment for the Funds is $1,000 for each Fund, except:
                                                  - $250 for retirement plans
                                                  - $100 for the Automatic Bank Draft Plan
                                                  The minimum investment for additional purchases is $50 for all accounts except:
                                                  - $25 for retirement plans
                                                  - $25 for the Automatic Bank Draft Plan
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks and money orders will not be
                                                  accepted.
  Receive Letter of Intent Discount               You are entitled to a reduced sales charge on $100,000 or
                                                  more of Class A shares purchased within 13 months. The
                                                  minimum investment is 5% of the amount indicated which will be held in escrow in your name. This secures payment of the higher sales charge of shares actually purchased if the full amount indicated is not purchased within 13 months. Escrowed shares will be redeemed to pay additional sales charges if necessary. Escrowed shares will be released when you
                                                  purchase the full amount.
  Receive Right of Accumulation Discount          You are entitled to a reduced sales charge on additional
                                                  purchases of Class A shares if the value of their existing aggregate holdings equals $100,000 or more. [See
                                                  "Shareholder Account Information -- Class A
                                                  Shares -- Initial Sales Charge Option" in the Prospectus for
                                                  more information.] To determine the discount, fund share
                                                  holdings of your immediate family, accounts you control as a single investor, trustee of or participant in pooled and
                                                  similar accounts, will be totaled when you notify Enterprise of the applicable accounts.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge. This does not apply to Money Market Fund
                                                  dividends invested in another Fund.
  Participate in the Automatic Bank Draft Plan    Your bank account may be debited monthly for automatic
                                                  investment into one or more of the Funds for each Class.
  Acquire Additional Shares through the           If you have your bank account linked to your Enterprise
    Automatic Purchase Plan                       account, you can call Shareholder Services at 1-800-368-3527 prior to 4:00 Eastern Standard Time and purchase shares at that day's closing price. The money will be taken from your bank account within one to five days.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Enterprise Fund or you may open a new account with $100 or more.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Conventional IRA, Roth
                                                  IRA, Coverdell Education Savings Account, other retirement plans funded by shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee. If you would like to find out more about these plans, please
                                                  contact the Retirement Plan Department.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be redeemed, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less. If you have previously linked your bank account to your Enterprise account, you can have the proceeds sent via the ACH system to your bank. Provided you call by 4:00 Eastern Standard Time, you will receive the closing price of the day that you call, and the money will be sent to your bank account within one to five days.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64121-9731                    - the total redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                  registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds In General                  The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send wire to any other bank, a signature guarantee is required.
                                                  If you authorize the Transfer Agent to accept telephone wire requests, any authorized person may make such requests at
                                                  1-800-368-3527. However, on a telephone request, your
                                                  proceeds may be wired only to a bank previously designated by you in writing. If you have authorized expedited wire
                                                  redemption, shares can be sold and the proceeds sent by
                                                  federal wire transfer to previously designated bank
                                                  accounts. Otherwise, proceeds normally will be sent to the designated bank account the following business day. To
                                                  change the name of the single designated bank account to
                                                  receive wire redemption proceeds, you must send a written
                                                  request with signature(s) guaranteed to the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Use of Check Writing                            If you hold an account with a balance of more than $5,000 in
                                                  Class A shares of the Money Market Fund you may redeem your shares of that Fund by redemption check. You may make
                                                  redemption checks payable in any amount from $500 to
                                                  $100,000. You may write up to five redemption checks per
                                                  month without charge. Each additional redemption check in
                                                  any given month will be subject to a $5 fee. You may obtain redemption checks, without charge, by completing Optional
                                                  Features section of account application.
                                                  The Funds may charge a $25 fee for stopping payment of a
                                                  redemption check upon your request. It is not possible to
                                                  use a redemption check to close out an account since
                                                  additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares
                                                  being redeemed were purchased by exchanged shares of another
                                                  Fund on which a CDSC was applicable. The Funds will honor
                                                  the check only if there are sufficient funds available in
                                                  your Money Market Fund account to cover the fee amount of
                                                  the check plus applicable CDSC, if any.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The maximum annual rate at which Class B shares
                                                  may be sold under a systematic withdrawal plan is 10% of the net asset value of the account. The Funds process sales
                                                  through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a
                                                  business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient
                                                  number of full and fractional shares will be redeemed to
                                                  make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account.
                                                  You should not purchase Class A or Class C shares while
                                                  participating in a systematic withdrawal plan because you
                                                  may be redeeming shares upon which a sales charge was
                                                  already paid unless you purchased shares at net asset value.
                                                  The Funds will not knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time. The Advisor will waive the CDSC on
                                                  redemptions of shares made pursuant to a systematic
                                                  withdrawal plan. The Funds may amend the terms of a
                                                  systematic withdrawal plan on 30 days' notice. You or the
                                                  Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange
                                                  No CDSC will be charged upon the exchange of shares. However in the case of shares held one month or less (excluding
                                                  exchanges or redemptions from the Money Market Fund) for
                                                  exchanges or redemptions of a value of $25,000 or more, a
                                                  fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the
                                                  Fund for the benefit of the remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by
                                                  early redemptions that may disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Fund will use the "first in, first
                                                  out" method to determine your holding period. Under this
                                                  method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your
                                                  account.
                                                  However, if shares of the Money Market Fund are acquired
                                                  upon an exchange from shares of another Fund, your Money
                                                  Market Fund shares will continue to be subject to any CDSC that is carried forward from the initial purchase. Shares of a Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives your exchange request. In determining the CDSC applicable to
                                                  shares being redeemed subsequent to an exchange, we will
                                                  take into account the length of time you held shares prior to the exchange.
                                                  If your exchange results in the opening of a new account in a Fund, you are subject to the applicable minimum investment requirements. Original investments in the Money Market Fund which are transferred to other Funds are considered
                                                  purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 219731                               - the account name(s) and address,
    Kansas City, MO 64121-9731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.
  Log on to www.enterprisefunds.com               To make an exchange, log into your account portfolio and
                                                  select "View Account" for the fund from which you would like to make the exchange. On the next screen, choose "Fund
                                                  Exchange." Instructions on the following Exchange Request
                                                  page will guide you through the final process. Previously
                                                  outlined exchange guidelines apply to any online exchanges.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the offering price, which is net asset value, plus any applicable sales charges. When you redeem your shares, you receive the net asset value, minus any applicable CDSC. The Funds calculate a share's net asset value by dividing net assets of each class by the total number of outstanding shares of such class.

     The Funds calculate net asset value after the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors.

     If market quotations are not readily available or do not accurately reflect fair value for a security, such security may be valued at its fair value, as determined by methods approved by the Board of Directors. A fund may use fair value pricing if, for example, a security's value is affected by a significant event that occurs after the close of the primary exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur with domestic securities as well. For example, if a significant event occurs after the close of a foreign security's primary exchange, but prior to the calculation of the Fund's net asset value, the Fund may adjust the security's closing price on the primary exchange to reflect the fair valuation of the security after the significant event.

     Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized to par over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     The different expenses borne by each class of shares of a Fund will result in different net asset values and dividends for each class. The net asset values of the three classes of each Fund may, however, converge immediately after the recording of dividends.

EXECUTION OF REQUESTS

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by the close of regular trading on each day the New York Stock Exchange is open. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions, the Fund reserves the right to refuse any exchange order that could involve actual or potential harm to the Fund.

     If you redeem or exchange shares of a Fund (excluding redemptions or exchanges from the Money Market Fund) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), for exchanges or redemptions of a value of $25,000 or more, a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Fund will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

REPORTS TO SHAREHOLDERS

     Every year the Funds will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Funds will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct the Funds or your financial adviser otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains and declares and pays dividends of net investment income, if any, at least annually. The following Funds declare daily and pay monthly dividends of net investment income:
Government Securities Fund, High-Yield Bond Fund, Tax-Exempt Income Fund, Total Return Fund and Money Market Fund.

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. It is expected that distributions from the Income Funds (other than exempt interest dividends paid by the Tax-Exempt Income Fund) and the Money Market Fund generally will be taxed as ordinary income. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the ordinary income dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is currently 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 30% (subject to phased-in reductions) ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-Up Withholding. Corporate and certain other shareholders are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 31 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust and Enterprise International Group of Funds. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326-1022.

     The following table sets forth the fee paid to the Advisor for the year ended December 31, 2001 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.

                                                              FEE (AS A PERCENTAGE OF
NAME OF FUND                                                    AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------
Mid-Cap Growth Fund.........................................           0.75%
Multi-Cap Growth Fund.......................................           1.00%
Small Company Growth Fund...................................           1.00%
Small Company Value Fund....................................           0.75%
Capital Appreciation Fund...................................           0.75%
Deep Value Fund.............................................           0.75%
Equity Fund.................................................           0.75%
Equity Income Fund..........................................           0.75%
Growth Fund.................................................           0.75%
Growth and Income Fund......................................           0.75%
International Growth Fund...................................           0.85%
Global Financial Services Fund..............................           0.85%
Global Health Care Fund.....................................           1.00%
Global Socially Responsive Fund.............................           0.90%
Global Technology Fund......................................           1.00%
Internet Fund...............................................           1.00%
Mergers and Acquisitions Fund...............................           0.90%
Balanced Fund...............................................           0.75%
Managed Fund................................................           0.75%
Strategic Allocation Fund...................................           0.75%
Government Securities Fund..................................           0.60%
High-Yield Bond Fund........................................           0.60%
Tax-Exempt Income Fund......................................           0.50%
Total Return Fund...........................................           0.65%
Money Market Fund...........................................           0.35%

THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $600 billion for all clients, including The Enterprise Group of Funds.


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS
  Mid-Cap Growth Fund                       Nicholas-Applegate was organized as a     Day-to-day management of this Fund is
                                            partnership in 1984. As of December 31,   performed by an investment management
  Nicholas-Applegate Capital Management     2001, it had $25.4 billion under          team.
  ("Nicholas-Applegate")                    management. Usual investment minimum is
  600 West Broadway                         $10 million for an institutional
  San Diego, CA 92101                       account.
  Multi-Cap Growth Fund                     Alger has been an investment adviser      Fred Alger and Dave Hyun are the
                                            since 1964. As of December 31, 2001,      individuals responsible for the
  Fred Alger Management, Inc.               total assets under management for all     day-to-day management of the Fund. Mr.
  ("Alger")                                 clients were approximately $13.6          Alger founded Alger in 1964 and has
  30 Montgomery Street                      billion. Usual investment minimum is $5   served as Chairman since then. Since
  Jersey City, NJ 07302                     million.                                  2001, he has also served as President.
                                                                                      Mr. Hyun has been employed by Alger
                                                                                      since 2001 as Executive Vice President
                                                                                      and Portfolio Manager. From 2000-2001,
                                                                                      Mr. Hyun served as a Portfolio Manager
                                                                                      at Oppenheimer Funds. Mr. Hyun
                                                                                      previously served at Alger from
                                                                                      1991-1997 as an analyst and as Senior
                                                                                      Vice President and Portfolio Manager.
  Small Company Growth Fund                 Witter has provided investment            William D. Witter, President of Witter,
                                            counseling since 1977. As of December     and Paul B. Phillips, Managing Director
  William D. Witter, Inc.                   31, 2001, total assets under management   of Witter, are responsible for the
  ("Witter")                                for all clients were $1.7 billion. Usual  day-to-day management of the Fund. They
  One Citicorp Center                       investment minimum is $1 million.         have decades combined experience in the
  153 East 53rd Street                                                                investment industry. Mr. Witter and Mr.
  New York, New York 10022                                                            Phillips have been employed in their
                                                                                      present positions by Witter since 1977
                                                                                      and 1996, respectively. Mr. Phillips
                                                                                      previously worked at Bankers Trust
                                                                                      Company from 1965 to 1995, serving as
                                                                                      Senior Portfolio Manager from 1986 to
                                                                                      1995.
  Small Company Value Fund                  GAMCO's predecessor, Gabelli & Company,   Mario J. Gabelli has served as Chief
                                            Inc., was founded in 1977. As of          Investment Officer of GAMCO since its
  Gabelli Asset Management Company          December 31, 2001, total assets under     inception in 1977 and is responsible for
  ("GAMCO")                                 management for all clients were $23       the day-to-day management of the Fund.
  One Corporate Center                      billion. Usual investment minimum is $1   He has more than 29 years' experience in
  Rye, New York 10580                       million.                                  the investment industry.
  Capital Appreciation Fund                 The Board of Directors named Marsico      Thomas F. Marsico is responsible for the
                                            Fund Manager effective November 1, 1999.  day-to-day management of the Fund. He
  Marsico Capital Management, LLC           Marsico has been providing investment     has more than 20 years of investment
  ("Marsico")                               counseling since 1997. As of December     industry experience. He founded Marsico
  1200 17th Street                          31, 2001, total assets under management   in 1997 and has served as Marsico's
  Suite 1300                                for all clients were approximately $11.9  Chairman and Chief Investment Officer
  Denver, Colorado 80202                    billion. Usual investment minimum is      since then. Immediately before founding
                                            $100 million.                             Marsico, he previously served as
                                                                                      Portfolio Manager for Janus Capital
                                                                                      Corporation from 1986 to 1997.
  Deep Value Fund                           Wellington Management has provided        Wellington Management uses a team of
                                            investment counseling services since      analysts that specialize in value
  Wellington Management Company, LLP        1928, and as of December 31, 2001, had    oriented investing led by John R. Ryan.
  ("Wellington Management")                 assets under management for all clients   John R. Ryan, CFA, Senior Vice President
  75 State Street                           of over $311 billion. The usual separate  and Managing Partner of Wellington
  Boston, Massachusetts 02109               account investment is generally $20       Management, is responsible for
                                            million.                                  day-to-day management of the Fund. He
                                                                                      has been a portfolio manager at
                                                                                      Wellington Management since joining the
                                                                                      firm in 1981.


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS
  Equity Fund                               The Board of Directors named TCW Fund     Glen E. Bickerstaff is responsible for
                                            Manager effective November 1, 1999. TCW   the day-to-day management of the Fund
  TCW Investment Management Company         was founded in 1971 and as of December    and is a Managing Director of TCW, which
  ("TCW")                                   31, 2001, TCW and its affiliated          he joined in May of 1998 in that
  865 South Figueroa Street                 companies had approximately $75 billion   position. He has more than 19 years of
  Suite 1800                                under management. Usual investment        investment industry experience, and he
  Los Angeles, California 90017             minimum for equity accounts is $100       previously served as Senior Portfolio
                                            million.                                  Manager and Vice President for
                                                                                      Transamerica Investment Services
                                                                                      immediately before joining TCW from 1987
                                                                                      to 1988.
  Equity Income Fund                        1740 Advisers has been providing          John V. Rock, President and Director of
                                            investment counseling since 1971. 1740    1740 Advisers, is responsible for the
  1740 Advisers, Inc.                       Advisers is an affiliate of the Advisor.  day-to- day investment management of the
  ("1740 Advisers")                         Total assets under management for 1740    Fund and has more than 35 years'
  1740 Broadway                             Advisers as of December 31, 2001, were    experience in the investment industry.
  New York, New York 10019                  approximately $1.1 billion. Usual         He has served as President of 1740
                                            investment minimum is $20 million.        Advisers since 1974.
  Growth Fund                               Montag & Caldwell has served as the Fund  Ronald E. Canakaris, President and Chief
                                            Manager to Alpha Fund, Inc., the          Investment Officer of Montag & Caldwell,
  Montag & Caldwell, Inc.                   predecessor of the Growth Fund, since     is responsible for the day-to-day
  ("Montag & Caldwell")                     the Fund was organized in 1968. Montag &  investment management of the Growth Fund
  3455 Peachtree Road, N.E.                 Caldwell and its predecessors have been   and has more than 30 years' experience
  Suite 1200                                engaged in the business of providing      in the investment industry. He has been
  Atlanta, Georgia 30326-3248               investment counseling to individuals and  President of Montag & Caldwell for more
                                            institutions since 1945. Total assets     than 16 years.
                                            under management for all clients were
                                            approximately $24.1 billion as of
                                            December 31, 2001. Usual investment
                                            minimum is $40 million.
  Growth and Income Fund                    RSI has served as Fund Manager for        James P. Coughlin, President and Chief
                                            Retirement System Fund Inc. Core Equity   Investment Officer of RSI, is
  Retirement System Investors Inc.          Fund, the predecessor of The Growth and   responsible for the day-to-day
  ("RSI")                                   Income Fund, since that Fund was          management of the Fund and has more than
  317 Madison Avenue                        organized in 1991. RSI has been engaged   30 years' experience in the investment
  New York, New York 10017                  in providing investment advisory          industry. He has served as President and
                                            services since 1983. Total assets under   Chief Investment Officer of RSI since
                                            management for RSI were $1.0 billion as   1989.
                                            of December 31, 2001.
  International Growth Fund                 Vontobel has provided investment          Fabrizio Pierallini, Senior Vice
                                            counseling since 1984. Vontobel's assets  President and Managing Director of
  Vontobel USA Inc.                         under management for all clients were     International Investments is responsible
  ("Vontobel")                              $1.6 billion as of December 31, 2001.     for the day-to-day management of the
  450 Park Avenue                           Usual investment minimum is $10 million.  Fund. Mr. Pierallini has been employed
  New York, New York 10022                                                            by Vontobel since 1994 as Senior Vice
                                                                                      President and Managing Director. He
                                                                                      previously served as associate
                                                                                      director/portfolio manager for the Swiss
                                                                                      Bank and has more than 20 years
                                                                                      experience in the investment industry.
  Global Financial Services Fund            Sanford Bernstein was established in      The day-to-day management of this Fund
                                            2000 as successor to Sanford C.           is performed by Sanford Bernstein's
  Sanford C. Bernstein & Co., LLC           Bernstein & Co., Inc., which was          International Value Equity Policy Group,
  ("Sanford Bernstein")                     established in 1967. As of September 30,  chaired by Andrew S. Adelson, who has
  1345 Avenue of the Americas               2001, Sanford C. Bernstein had $10        more than 20 years' experience in the
  New York, New York 10105                  billion in assets under management.       investment industry. He joined Sanford
                                            Usual investment minimum is $5 million.   Bernstein in 1980 and has served as
                                                                                      Chief Investment Officer of
                                                                                      International Value Equities since 2000.
                                                                                      Prior to that, he served as Chief
                                                                                      Investment Officer of International
                                                                                      Investment Services since 1990.
  Global Health Care Fund                   Nicholas-Applegate was organized as a     Day-to-day management of this Fund is
                                            partnership in 1984. As of December 31,   performed by an investment management
  Nicholas-Applegate                        2001, it had $25.4 billion under          team.
  600 West Broadway                         management. Usual investment minimum is
  San Diego, CA 92101                       $10 million for an institutional
                                            account.


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS
  Global Socially Responsive Fund           Rockefeller was incorporated in 1979 and  Farha-Joyce Haboucha, Co-director of
                                            as of December 31, 2001, had $3.8         Socially Responsive Investments is
  Rockefeller & Co., Inc.                   billion under management. Usual           responsible for the day-to-day
  ("Rockefeller")                           investment minimum is $10 million for     management of the Fund. Ms. Haboucha has
  30 Rockefeller Plaza,                     separately managed accounts and $5        been employed by Rockefeller since 1997
  54th floor                                million for pooled investment vehicles.   as a Senior Portfolio Manager. Before
  New York, New York 10112                                                            joining Rockefeller, she previously
                                                                                      served for 10 years as a Senior
                                                                                      Portfolio Manager and Co-director of
                                                                                      Socially Responsive Investment Services
                                                                                      at Neuberger & Berman and has more than
                                                                                      18 years experience in the investment
                                                                                      industry.
  Global Technology Fund                    Alger has been an investment advisor      Fred Alger and Dan Chung are the
                                            since 1964. As of December 31, 2001,      individuals responsible for the
  Alger                                     total assets under management for all     day-to-day management of the Fund. Mr.
  30 Montgomery Street                      clients were approximately $13.6          Alger founded Alger in 1964 and has
  Jersey City, NJ 07302                     billion. Usual investment minimum is $5   served as Chairman since then. Since
                                            million.                                  2001, he has also served as President.
                                                                                      Mr. Chung has been employed by Alger
                                                                                      since 1994. Since 2001, Mr. Chung has
                                                                                      served as Chief Investment Officer and
                                                                                      previously served as Executive Vice
                                                                                      President.
  Internet Fund                             Alger has been an investment advisor      Fred Alger and Dan Chung are the
                                            since 1964. As of December 31, 2001,      individuals responsible for the
  Alger                                     total assets under management for all     day-to-day management of the Fund. Mr.
  30 Montgomery Street                      clients were approximately $13.6          Alger founded Alger in 1964 and has
  Jersey City, NJ 07302                     billion. Usual investment minimum is $5   served as Chairman since then. Since
                                            million.                                  2001, he has also served as President.
                                                                                      Mr. Chung has been employed by Alger
                                                                                      since 1994. Since 2001, Mr. Chung has
                                                                                      served as Chief Investment Officer and
                                                                                      previously served as Executive Vice
                                                                                      President.
  Mergers and Acquisitions Fund             GAMCO's predecessor, Gabelli & Company,   Mario J. Gabelli has served as Chief
                                            Inc., was founded in 1977. As of March    Investment Officer of GAMCO since its
  GAMCO                                     31, 2001, total assets under management   inception in 1977 and is responsible for
  One Corporate Center                      for all clients were $23.0 billion.       the day-to-day management of the Fund.
  Rye, New York 10580                       Usual investment minimum is $1 million.   He has more than 29 years' experience in
                                                                                      the investment industry.
  Balanced Fund                             Montag & Caldwell has served as the Fund  Ronald E. Canakaris, President and Chief
                                            Manager to Alpha Fund, Inc., the          Investment Officer of Montag & Caldwell
  Montag & Caldwell                         predecessor of the Growth Fund, since     and Helen M. Donahue, Assistant Vice
  3455 Peachtree Road, N.E.                 the Fund was organized in 1968. Montag &  President, are responsible for the
  Suite 1200                                Caldwell and its predecessors have been   day-to-day investment management of the
  Atlanta, Georgia 30326-3248               engaged in the business of providing      Balanced Fund. They have more than 36
                                            investment counseling to individuals and  years' combined experience in the
                                            institutions since 1945. Total assets     investment industry. Mr. Canakaris has
                                            under management for all clients were     been President of Montag & Caldwell for
                                            approximately $24.1 billion as of         more than 16 years. Ms. Donahue has
                                            December 31, 2001. Usual investment       served as Assistant Vice President since
                                            minimum is $40 million.                   1997 and immediately prior to that
                                                                                      served as Senior Consultant at Ernst &
                                                                                      Young, L.L.P. in 1997. She was the
                                                                                      Assistant Vice President of Legg Mason
                                                                                      Capital Management from 1991-1996.
  Managed Fund                              The two Fund Managers are allocated cash  James Rullo, a partner of Wellington
                                            flows into and out of the Fund on a       Management who has 14 years of
  Wellington Management                     50/50 basis.                              experience in the investment industry,
  75 State Street                                                                     is responsible for day-to-day management
  Boston, Massachusetts 02109               Wellington Management has provided        of the Fund. He has been a partner with
   and                                      investment counseling services since      Wellington Management since 1994.
  Sanford Bernstein                         1928, and as of December 31, 2001, had
  1345 Avenue of the Americas               assets under management for all clients   Day-to-day management of Sanford
  New York, New York 10105                  of over $311 billion. The usual minimum   Bernstein's portion of the Fund will be
                                            for separate account investment is        handled by Sanford Bernstein's
                                            generally $20 million.                    Structured Equities Investment Policy
                                                                                      Group, chaired by Steven Pisarkiewicz,
                                            Sanford Bernstein was established in      who has 15 years of experience in the
                                            2000 as successor to Sanford C.           investment industry. He joined Sanford
                                            Bernstein & Co., Inc., which was          Bernstein in 1989 and assumed his
                                            established in 1967. As of September 30,  current position as Chief Investment
                                            2001, Sanford & Bernstein had $10         Officer for Structured Equity Services
                                            billion in assets under management.       in 1998. He previously served as
                                            Usual investment minimum is $5 million.   Managing Director of Institutional
                                                                                      Services from 1991-1997 and as Senior
                                                                                      Portfolio Manager for U.S. Equity
                                                                                      investment group from 1997-1998.


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS
  Strategic Allocation Fund                 Brinson Advisors is the successor to      T. Kirkham Barneby is responsible for
                                            Mitchell Hutchins Asset Management Inc.   day- to-day management of the Fund. He
  Brinson Advisors, Inc.                    ("Mitchell Hutchins"), which has          is a Managing Director and Chief
  ("Brinson Advisors")                      provided investment counseling for over   Investment Officer of quantitative
  51 West 52nd Street                       50 years. As of November 30, 2001,        investments of Brinson Advisors and has
  New York, New York 10019                  assets under management were $79.1        held these positions since 1995. Prior
                                            billion. Usual account minimum is $100    to that, he worked at Vantage Global
                                            million.                                  Management for one year and at Mitchell
                                                                                      Hutchins for eight years as a Senior
                                                                                      Vice President. He has 29 years
                                                                                      experience.
  Government Securities Fund                The firm was founded in 1971 and as of    Philip A. Barach and Jeffrey E.
                                            March 31, 2001, TCW and its affiliated    Gundlach, Managing Directors of TCW are
  TCW                                       companies had approximately $80 billion   responsible for the day-to-day
  865 South Figueroa Street                 under management or committed for         investment management of the Fund and
  Suite 1800                                management in various fiduciary advisory  have more than 37 years' combined
  Los Angeles, California 90017             capacities. Usual investment minimum for  experience in the investment industry.
                                            fixed income accounts is $35 million.     They have served as Managing Directors
                                                                                      since they joined TCW in 1987 and 1985,
                                                                                      respectively.
  High-Yield Bond Fund                      Caywood-Scholl has provided investment    James Caywood, Managing Director and
                                            advice with respect to high-yield, low    Chief Investment Officer of
  Caywood-Scholl Capital Management         grade fixed income instruments since      Caywood-Scholl, is responsible for the
  ("Caywood-Scholl")                        1986. As of December 31, 2001, assets     day-to-day management of the Fund. He
  4350 Executive Drive, Suite 125           under management for all clients were     has more than 30 years' investment
  San Diego, California 92121               approximately $1.5 billion. Usual         industry experience. He joined
                                            investment minimum is $1 million.         Caywood-Scholl in 1986 as Managing
                                                                                      Director and Chief Investment Officer
                                                                                      and has held those positions since 1986.
  Tax-Exempt Income Fund                    MBIA has provided investment counseling   Sue Voltz is responsible for day-to-day
                                            services since 1987. As of December 31,   management of the Fund. She joined MBIA
  MBIA Capital Management Corp.             2001, assets under management for all     as Director and Portfolio Manager and
  ("MBIA")                                  clients were approximately $27.8          has held those positions since joining
  113 King Street                           billion. Usual investment minimum is $10  the firm in 1994. Prior to joining MBIA,
  Armonk, New York 10504                    million.                                  she served as Assistant Vice President,
                                                                                      Portfolio Manager and Analyst at Dean
                                                                                      Witter InterCapital Inc. from 1991-1994.
                                                                                      She has 18 years investment experience.
  Total Return Fund                         PIMCO has provided investment counseling  William H. Gross leads a team that
                                            since 1971. As of December 31, 2001,      manages the Fund. He is a Managing
  Pacific Investment Management Company,    assets under management were $241.3       Director, Chief Investment Officer and a
  LLC                                       billion. Usual account minimum is $75     founding partner of PIMCO. He has been
  ("PIMCO")                                 million.                                  with PIMCO since 1971.
  840 Newport Center Drive, Suite 300
  Newport Beach, CA 92660

                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

    The financial highlights table is intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). Except as indicated, this information has been audited by PricewaterhouseCoopers LLP, independent auditors. The Fund's financial statements and the independent auditors' report thereon are in the Semi-Annual Report, which may be obtained without charge by calling the Fund at 800-368-3527. The Financial Highlights for 2001 will be filed in a 485(b) filing.

                                                                   FOR THE PERIOD
          ENTERPRISE MID-CAP GROWTH FUND (CLASS A)            10/31/00 THROUGH 12/31/00
---------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................          $  10.00
Net Investment Income (Loss)................................             (0.04)(F)
Net Realized and Unrealized Gain (Loss) on Investments......             (1.23)
                                                                      --------
Total from Investment Operations............................             (1.27)
                                                                      --------
Dividends from Net Investment Income........................                --
Distributions from Capital Gains............................                --
                                                                      --------
Total Distributions.........................................                --
                                                                      --------
Net Asset Value End of Period...............................          $   8.73
                                                                      --------
Total Return(C).............................................            (12.70)%(B)
                                                                      --------
Net Assets End of Period (In Thousands).....................          $  2,336
Ratio of Expenses to Average Net Assets.....................              1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................             15.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................             (0.74)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................            (14.35)%(A)
Portfolio Turnover Rate.....................................                17%(B)
                                                                   FOR THE PERIOD
ENTERPRISE MID-CAP GROWTH FUND (CLASS B)                      10/31/00 THROUGH 12/31/00
---------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................          $  10.00
Net Investment Income (Loss)................................             (0.09)(F)
Net Realized and Unrealized Gain (Loss) on Investments......             (1.18)
                                                                      --------
Total from Investment Operations............................             (1.27)
                                                                      --------
Dividends from Net Investment Income........................                --
Distributions from Capital Gains............................                --
                                                                      --------
Total Distributions.........................................                --
                                                                      --------
Net Asset Value End of Period...............................          $   8.73
                                                                      --------
Total Return(D).............................................            (12.70)%(B)
Net Assets End of Period (In Thousands).....................          $  1,429
Ratio of Expenses to Average Net Assets.....................              2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................             15.76%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................             (1.30)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................            (14.91)%(A)
Portfolio Turnover Rate.....................................                17%(B)

                                                                   FOR THE PERIOD
ENTERPRISE MID-CAP GROWTH FUND (CLASS C)                      10/31/00 THROUGH 12/31/00
---------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................         $    10.00
Net Investment Income (Loss)................................              (0.08)(F)
Net Realized and Unrealized Gain (Loss) on Investments......              (1.21)
                                                                     ----------
Total from Investment Operations............................              (1.29)
                                                                     ----------
Dividends from Net Investment Income........................                 --
Distributions from Capital Gains............................                 --
                                                                     ----------
Total Distributions.........................................                 --
                                                                     ----------
Net Asset Value End of Period...............................         $     8.71
                                                                     ----------
Total Return(D).............................................             (12.90)%(B)
                                                                     ----------
Net Assets End of Period (In Thousands).....................         $    1,111
Ratio of Expenses to Average Net Assets.....................               2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................              15.76%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................              (1.31)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................             (14.92)%(A)
Portfolio Turnover Rate.....................................                 17%(B)

                                                                                   FOR THE PERIOD
                                                                                    JULY 1, 1999
                                                                 YEAR ENDED            THROUGH
ENTERPRISE MULTI-CAP GROWTH FUND (CLASS A)                    DECEMBER 31, 2000   DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 13.74             $  5.00
Net Investment Income (Loss)................................         (0.14)(F)           (0.05)(F)
Net Realized and Unrealized Gain (Loss) on Investments......         (4.04)               9.00
                                                              -------------------------------------
Total from Investment Operations............................         (4.18)               8.95
                                                              -------------------------------------
Dividends from Net Investment Income........................            --                  --
Distributions from Capital Gains............................            --               (0.21)
                                                              -------------------------------------
Total Distributions.........................................            --               (0.21)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $  9.56             $ 13.74
                                                              -------------------------------------
Total Return(C).............................................        (30.42)%            179.26%(B)
                                                              -------------------------------------
Net Assets End of Period (In Thousands).....................       $81,279             $49,206
Ratio of Expenses to Average Net Assets.....................          1.85%               1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          1.92%               2.43%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.10)%             (1.06)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.16)%             (1.64)%(A)
Portfolio Turnover Rate.....................................           127%                 32%

                                                                                   FOR THE PERIOD
                                                                                    JULY 1, 1999
                                                                 YEAR ENDED            THROUGH
         ENTERPRISE MULTI-CAP GROWTH FUND (CLASS B)           DECEMBER 31, 2000   DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  13.70            $   5.00
Net Investment Income (Loss)................................         (0.21)(F)           (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......         (4.00)               8.98
                                                              -------------------------------------
Total from Investment Operations............................         (4.21)               8.91
                                                              -------------------------------------
Dividends from Net Investment Income........................            --                  --
Distributions from Capital Gains............................            --               (0.21)
                                                              -------------------------------------
Total Distributions.........................................            --               (0.21)
                                                              -------------------------------------
Net Asset Value End of Period...............................      $   9.49            $  13.70
                                                              -------------------------------------
Total Return(D).............................................        (30.73)%            178.45%(B)
                                                              -------------------------------------
Net Assets End of Period (In Thousands).....................      $ 87,458            $ 39,854
Ratio of Expenses to Average Net Assets.....................          2.40%               2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          2.47%               2.90%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.63)%             (1.64)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.70)%             (2.14)%(A)
Portfolio Turnover Rate.....................................           127%                 32%

                                                                                   FOR THE PERIOD
                                                                                    JULY 1, 1999
                                                                 YEAR ENDED            THROUGH
ENTERPRISE MULTI-CAP GROWTH FUND (CLASS C)                    DECEMBER 31, 2000   DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  13.70            $   5.00
Net Investment Income (Loss)................................         (0.21)(F)           (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......         (4.01)               8.98
                                                              -------------------------------------
Total from Investment Operations............................         (4.22)               8.91
                                                              -------------------------------------
Dividends from Net Investment Income........................            --                  --
Distributions from Capital Gains............................            --               (0.21)
                                                              -------------------------------------
Total Distributions.........................................            --               (0.21)
                                                              -------------------------------------
Net Asset Value End of Period...............................      $   9.48            $  13.70
                                                              -------------------------------------
Total Return(D).............................................        (30.80)%            178.46%(B)
                                                              -------------------------------------
Net Assets End of Period (In Thousands).....................      $ 30,826            $ 13,864
Ratio of Expenses to Average Net Assets.....................          2.40%               2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          2.47%               2.92%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.63)%             (1.62)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.70)%             (2.14)%(A)
Portfolio Turnover Rate.....................................           127%                 32%

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.

                                                      YEAR ENDED DECEMBER 31,              FOR THE PERIOD        FOR THE PERIOD
                                                 ---------------------------------        OCTOBER 1 THROUGH     JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)    2000       1999           1998          DECEMBER 31, 1997    SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period............  $ 33.26    $ 22.44        $23.39              $ 26.61               $24.54
Net Investment Income (Loss)...................    (0.43)(F)   (0.35)(F)    (0.32)(F)            (0.40)               (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments...................................     0.44      11.17         (0.63)               (2.27)                2.12
                                                 --------------------------------------------------------------------------------
Total from Investment Operations...............     0.01      10.82         (0.95)               (2.67)                2.07
                                                 --------------------------------------------------------------------------------
Dividends from Net Investment Income...........       --         --            --                   --                   --
Distributions from Capital Gains...............    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Total Distributions............................    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Net Asset Value End of Period..................  $ 30.90    $ 33.26        $22.44              $ 23.39               $26.61
                                                 --------------------------------------------------------------------------------
Total Return(C)................................     0.55%     48.22%        (4.06)%             (10.04)%(B)            8.44%(B)
Net Assets End of Period (In Thousands)........  $35,921    $19,024        $8,194              $ 4,861               $2,102
Ratio of Expenses to Average Net Assets........     1.85%      1.85%         1.85%                1.85%(A)             1.85%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).....................     1.98%      2.29%         2.66%                2.38%(A)             4.48%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................    (1.26)%    (1.38)%       (1.43)%              (1.56)%(A)           (1.61)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)................................    (1.39)%    (1.82)%       (2.24)%              (2.09)%(A)           (4.25)%(A)
Portfolio Turnover Rate........................       53%        62%          151%                  24%(A)              158%(A)

                                                      YEAR ENDED DECEMBER 31,              FOR THE PERIOD        FOR THE PERIOD
                                                 ---------------------------------        OCTOBER 1 THROUGH     JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)    2000       1999           1998          DECEMBER 31, 1997    SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period............  $ 32.62    $ 22.13        $23.33              $ 26.58               $24.54
Net Investment Income (Loss)...................    (0.61)(F)   (0.48)(F)    (0.41)(F)            (0.47)               (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments...................................     0.47      10.97         (0.79)               (2.23)                2.09
                                                 --------------------------------------------------------------------------------
Total from Investment Operations...............    (0.14)     10.49         (1.20)               (2.70)                2.04
                                                 --------------------------------------------------------------------------------
Dividends from Net Investment Income...........       --         --            --                   --                   --
Distributions from Capital Gains...............    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Total Distributions............................    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Net Asset Value End of Period..................  $ 30.11    $ 32.62        $22.13              $ 23.33               $26.58
                                                 --------------------------------------------------------------------------------
Total Return(D)................................     0.10%     47.40%        (5.14)%             (10.16)%(B)            8.31%(B)
Net Assets End of Period (In Thousands)........  $38,084    $19,798        $8,760              $ 2,842               $1,099
Ratio of Expenses to Average Net Assets........     2.40%      2.40%         2.40%                2.40%(A)             2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).....................     2.53%      2.84%         3.24%                2.93%(A)             5.52%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................    (1.81)%    (1.93)%       (1.94)%              (2.11)%(A)           (2.18)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)................................    (1.94)%    (2.37)%       (2.78)%              (2.64)%(A)           (5.29)%(A)
Portfolio Turnover Rate........................       53%        62%          151%                  24%(A)              158%(A)

                                                      YEAR ENDED DECEMBER 31,              FOR THE PERIOD        FOR THE PERIOD
                                                 ---------------------------------        OCTOBER 1 THROUGH     JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)    2000       1999           1998          DECEMBER 31, 1997    SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period............  $ 32.73    $ 22.21        $23.32              $ 26.57               $24.54
Net Investment Income (Loss)...................    (0.62)(F)   (0.47)(F)    (0.41)(F)            (0.62)               (0.07)
Net Realized and Unrealized Gain (Loss) on
 Investments...................................     0.47      10.99         (0.70)               (2.08)                2.10
                                                 --------------------------------------------------------------------------------
Total from Investment Operations...............    (0.15)     10.52         (1.11)               (2.70)                2.03
                                                 --------------------------------------------------------------------------------
Dividends from Net Investment Income...........       --         --            --                   --                   --
Distributions from Capital Gains...............    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Total Distributions............................    (2.37)        --            --                (0.55)                  --
                                                 --------------------------------------------------------------------------------
Net Asset Value End of Period..................  $ 30.21    $ 32.73        $22.21              $ 23.32               $26.57
                                                 --------------------------------------------------------------------------------
Total Return(D)................................     0.07%     47.37%        (4.76)%             (10.16)%(B)            8.27%(B)
Net Assets End of Period (In Thousands)........  $ 8,596    $ 4,654        $2,481              $   795               $  201
Ratio of Expenses to Average Net Assets........     2.40%      2.40%         2.40%                2.40%(A)             2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).....................     2.53%      2.84%         3.24%                2.93%(A)             5.91%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................    (1.81)%    (1.93)%       (1.93)%              (2.11)%(A)           (2.15)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)................................    (1.94)%    (2.37)%       (2.77)%              (2.64)%(A)           (5.65)%(A)
Portfolio Turnover Rate........................       53%        62%          151%                  24%(A)              158%(A)

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS A)                   2000         1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   8.53     $   7.92     $  7.75     $  5.74     $  5.43
Net Investment Income (Loss)................................     (0.01)(F)    (0.02)(F)   (0.03)(F)    0.01       (0.01)
Net Realized and Unrealized Gain (Loss) on Investments......      0.51         1.28        0.42        2.53        0.62
                                                              ---------------------------------------------------------
Total from Investment Operations............................      0.50         1.26        0.39        2.54        0.61
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................        --           --          --          --          --
Distributions from Capital Gains............................     (1.19)       (0.65)      (0.22)      (0.53)      (0.30)
                                                              ---------------------------------------------------------
Total Distributions.........................................     (1.19)       (0.65)      (0.22)      (0.53)      (0.30)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $   7.84     $   8.53     $  7.92     $  7.75     $  5.74
                                                              ---------------------------------------------------------
Total Return(C).............................................      6.52%       16.13%       5.15%      44.24%      11.28%
Net Assets End of Period (In Thousands).....................  $174,043     $135,222     $79,867     $45,310     $17,308
Ratio of Expenses to Average Net Assets.....................      1.55%        1.63%       1.75%       1.75%       1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      1.55%        1.63%       1.85%       1.95%       2.38%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     (0.12)%      (0.22)%     (0.37)%      0.05%      (0.13)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     (0.12)%      (0.22)%     (0.48)%     (0.15)%     (0.76)%
Portfolio Turnover Rate.....................................        71%          46%         33%         63%        144%

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)                   2000        1999         1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   8.27     $  7.74      $  7.63     $  5.69     $  5.41
Net Investment Income (Loss)................................     (0.06)(F)   (0.06)(F)    (0.07)(F)      --       (0.03)
Net Realized and Unrealized Gain (Loss) on Investments......      0.50        1.24         0.40        2.47        0.61
                                                              ---------------------------------------------------------
Total from Investment Operations............................      0.44        1.18         0.33        2.47        0.58
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................        --          --           --          --          --
Distributions from Capital Gains............................     (1.19)      (0.65)       (0.22)      (0.53)      (0.30)
                                                              ---------------------------------------------------------
Total Distributions.........................................     (1.19)      (0.65)       (0.22)      (0.53)      (0.30)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $   7.52     $  8.27      $  7.74     $  7.63     $  5.69
                                                              ---------------------------------------------------------
Total Return(D).............................................      6.00%      15.47%        4.44%      43.40%      10.77%
Net Assets End of Period (In Thousands).....................  $117,125     $98,472      $61,929     $22,013     $ 2,606
Ratio of Expenses to Average Net Assets.....................      2.10%       2.18%        2.30%       2.30%       2.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      2.10%       2.18%        2.41%       2.44%       2.92%
Ratio of Net Investment Income to Average Net Assets........     (0.66)%     (0.78)%      (0.93)%     (0.67)%     (0.77)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     (0.66)%     (0.78)%      (1.04)%     (0.81)%     (1.39)%
Portfolio Turnover Rate.....................................        71%         46%          33%         63%        144%

                                                                    YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                              -----------------------------------       MAY 1 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS C)                  2000          1999          1998       DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  8.45       $  7.90       $  7.74          $ 6.14
Net Investment Income (Loss)................................    (0.06)(F)     (0.06)(F)     (0.07)(F)       (0.02)
Net Realized and Unrealized Gain (Loss) on Investments......     0.51          1.26          0.45            2.15
                                                              ---------------------------------------------------------
Total from Investment Operations............................     0.45          1.20          0.38            2.13
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................       --            --            --              --
Distributions from Capital Gains............................    (1.19)        (0.65)        (0.22)          (0.53)
                                                              ---------------------------------------------------------
Total Distributions.........................................    (1.19)        (0.65)        (0.22)          (0.53)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $  7.71       $  8.45       $  7.90          $ 7.74
                                                              ---------------------------------------------------------
Total Return(D).............................................     6.00%        15.42%         5.03%          34.68%(B)
Net Assets End of Period (In Thousands).....................  $54,638       $35,265       $14,239          $2,684
Ratio of Expenses to Average Net Assets.....................     2.10%         2.19%         2.30%           2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.10%         2.19%         2.40%           2.38%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (0.65)%       (0.76)%       (0.94)%         (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (0.65)%       (0.76)%       (1.04)%         (0.95)%(A)
Portfolio Turnover Rate.....................................       71%           46%           33%             63%(A)

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                 2000             1999             1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period........................  $  46.61         $  38.59         $  35.54
Net Investment Income (Loss)...............................     (0.25)(F)        (0.47)(F)        (0.39)(F)
Net Realized and Unrealized Gain (Loss) on Investments.....     (5.44)           15.43            10.55
                                                             ------------------------------------------
Total from Investment Operations...........................     (5.69)           14.96            10.16
                                                             ------------------------------------------
Dividends from Net Investment Income.......................        --               --               --
Distributions from Capital Gains...........................     (6.71)           (6.94)           (7.11)
                                                             ------------------------------------------
Total Distributions........................................     (6.71)           (6.94)           (7.11)
                                                             ------------------------------------------
Net Asset Value End of Period..............................  $  34.21         $  46.61         $  38.59
                                                             ------------------------------------------
Total Return(C)............................................    (14.19)%          39.39%           30.15%
Net Assets End of Period (In Thousands)....................  $176,467         $181,232         $131,605
Ratio of Expenses to Average Net Assets....................      1.52%            1.52%            1.52%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................      1.52%            1.52%            1.52%
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................     (0.64)%          (1.15)%          (1.01)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................     (0.64)%          (1.15)%          (1.01)%
Portfolio Turnover Rate....................................       140%             170%              76%

                                                              YEAR ENDED DECEMBER 31,
                                                             -------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                 1997             1996
-----------------------------------------------------------  -------------------------
Net Asset Value Beginning of Period........................  $  34.21         $  32.54
Net Investment Income (Loss)...............................     (0.37)           (0.31)
Net Realized and Unrealized Gain (Loss) on Investments.....      7.31             5.69
                                                             -------------------------
Total from Investment Operations...........................      6.94             5.38
                                                             -------------------------
Dividends from Net Investment Income.......................        --               --
Distributions from Capital Gains...........................     (5.61)           (3.71)
                                                             -------------------------
Total Distributions........................................     (5.61)           (3.71)
                                                             -------------------------
Net Asset Value End of Period..............................  $  35.54         $  34.21
                                                             -------------------------
Total Return(C)............................................     20.27%           16.52%
Net Assets End of Period (In Thousands)....................  $112,738         $115,253
Ratio of Expenses to Average Net Assets....................      1.65%            1.60%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................      1.65%            1.60%(E)
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................     (1.06)%          (0.87)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................     (1.06)%          (0.87)%
Portfolio Turnover Rate....................................        61%              66%

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)                 2000             1999             1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period........................  $  44.80         $  37.50         $  34.89
Net Investment Income (Loss)...............................     (0.43)(F)        (0.68)(F)        (0.58)(F)
Net Realized and Unrealized Gain (Loss) on Investments.....     (5.19)           14.92            10.30
                                                             ------------------------------------------
Total from Investment Operations...........................     (5.62)           14.24             9.72
                                                             ------------------------------------------
Dividends from Net Investment Income.......................        --               --               --
Distributions from Capital Gains...........................     (6.71)           (6.94)           (7.11)
                                                             ------------------------------------------
Total Distributions........................................     (6.71)           (6.94)           (7.11)
                                                             ------------------------------------------
Net Asset Value End of Period..............................  $  32.47         $  44.80         $  37.50
                                                             ------------------------------------------
Total Return(D)............................................    (14.65)%          38.62%           29.44%
Net Assets End of Period (In Thousands)....................  $ 74,887         $ 40,276         $ 14,663
Ratio of Expenses to Average Net Assets....................      2.08%            2.08%            2.08%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................      2.08%            2.08%            2.08%
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................     (1.17)%          (1.69)%          (1.56)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................     (1.17)%          (1.69)%          (1.56)%
Portfolio Turnover Rate....................................       140%             170%              76%

                                                              YEAR ENDED DECEMBER 31,
                                                             -------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)                 1997             1996
-----------------------------------------------------------  -------------------------
Net Asset Value Beginning of Period........................  $  33.86         $  32.42
Net Investment Income (Loss)...............................     (0.45)           (0.35)
Net Realized and Unrealized Gain (Loss) on Investments.....      7.09             5.50
                                                             -------------------------
Total from Investment Operations...........................      6.64             5.15
                                                             -------------------------
Dividends from Net Investment Income.......................        --               --
Distributions from Capital Gains...........................     (5.61)           (3.71)
                                                             -------------------------
Total Distributions........................................     (5.61)           (3.71)
                                                             -------------------------
Net Asset Value End of Period..............................  $  34.89         $  33.86
                                                             -------------------------
Total Return(D)............................................     19.60%           15.87%
Net Assets End of Period (In Thousands)....................  $  7,862         $  5,047
Ratio of Expenses to Average Net Assets....................      2.21%            2.14%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................      2.21%            2.14%(E)
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................     (1.61)%          (1.43)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................     (1.61)%          (1.43)%
Portfolio Turnover Rate....................................        61%              66%

                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                             ----------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)                 2000               1999               1998
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period........................  $  45.85           $  38.25           $  35.43
Net Investment Income (Loss)...............................     (0.44)(F)          (0.68)(F)          (0.57)(F)
Net Realized and Unrealized Gain (Loss) on Investments.....     (5.30)             15.22              10.50
                                                             ----------------------------------------------
Total from Investment Operations...........................     (5.74)             14.54               9.93
                                                             ----------------------------------------------
Dividends from Capital Gains...............................        --                 --                 --
Distributions from Capital Gains...........................     (6.71)             (6.94)             (7.11)
                                                             ----------------------------------------------
Total Distributions........................................     (6.71)             (6.94)             (7.11)
                                                             ----------------------------------------------
Net Asset Value End of Period..............................  $  33.40           $  45.85           $  38.25
                                                             ----------------------------------------------
Total Return(D)............................................    (14.57)%            38.64%             29.60%
Net Assets End of Period (In Thousands)....................  $ 23,483           $  6,918           $  1,040
Ratio of Expenses to Average Net Assets....................      2.08%              2.11%              2.11%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................      2.08%              2.11%              2.11%
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................     (1.17)%            (1.69)%            (1.53)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................     (1.17)%            (1.69)%            (1.53)%
Portfolio Turnover Rate....................................       140%               170%                76%


                                                              FOR THE PERIOD
                                                               MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)               DECEMBER 31, 1997
-----------------------------------------------------------  -----------------
Net Asset Value Beginning of Period........................      $  33.54
Net Investment Income (Loss)...............................         (0.19)
Net Realized and Unrealized Gain (Loss) on Investments.....          7.69
                                                             -----------------
Total from Investment Operations...........................          7.50
                                                             -----------------
Dividends from Capital Gains...............................            --
Distributions from Capital Gains...........................         (5.61)
                                                             -----------------
Total Distributions........................................         (5.61)
                                                             -----------------
Net Asset Value End of Period..............................      $  35.43
                                                             -----------------
Total Return(D)............................................         22.35%(B)
Net Assets End of Period (In Thousands)....................      $    126
Ratio of Expenses to Average Net Assets....................          2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................          2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................         (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................         (1.88)%(A)
Portfolio Turnover Rate....................................            61%(A)

ENTERPRISE DEEP VALUE FUND (CLASS A)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investment Operations............................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(C).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
(Excluding Reimbursement)...................................
Portfolio Turnover Rate.....................................

ENTERPRISE DEEP VALUE FUND (CLASS B)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investment Operations............................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(D).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................  ...........
Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Reimbursement)...................................
Portfolio Turnover Rate.....................................

ENTERPRISE DEEP VALUE FUND (CLASS C)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investment Operations............................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(D).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................
Portfolio Turnover Rate.....................................

                                                                    YEAR ENDED DECEMBER 31,              FOR THE PERIOD
                                                              -----------------------------------         MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS A)                               2000          1999          1998         DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  7.26       $  6.47       $  5.96            $ 5.00
Net Investment Income (Loss)................................    (0.07)(F)     (0.01)(F)      0.03              0.01
Net Realized and Unrealized Gain (Loss) on Investments......    (0.26)         1.11          0.53              1.05
                                                              -----------------------------------------------------------
Total from Investment Operations............................    (0.33)         1.10          0.56              1.06
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................       --            --         (0.02)               --
Distributions from Capital Gains............................    (0.12)        (0.31)        (0.03)            (0.10)
                                                              -----------------------------------------------------------
Total Distributions.........................................    (0.12)        (0.31)        (0.05)            (0.10)
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................  $  6.81       $  7.26       $  6.47            $ 5.96
                                                              -----------------------------------------------------------
Total Return(C).............................................    (4.82)%       17.15%         9.38%            21.30%(B)
Net Assets End of Period (In Thousands).....................  $54,319       $ 8,139       $ 6,741            $3,196
Ratio of Expenses to Average Net Assets.....................     1.60%         1.60%         1.60%             1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.79%         2.55%         2.73%             6.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (0.89)%       (0.11)%        0.59%             0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (1.08)%       (1.06)%       (0.54)%           (4.66)%(A)
Portfolio Turnover Rate.....................................       27%          176%           35%               69%(A)

                                                                    YEAR ENDED DECEMBER 31,              FOR THE PERIOD
                                                              -----------------------------------         MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS B)                               2000          1999          1998         DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  7.17       $  6.43       $  5.94            $ 5.00
Net Investment Income (Loss)................................    (0.11)(F)     (0.04)(F)        --                --
Net Realized and Unrealized Gain (Loss) on Investments......    (0.25)         1.09          0.53              1.04
                                                              -----------------------------------------------------------
Total from Investment Operations............................    (0.36)         1.05          0.53              1.04
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................       --            --         (0.01)               --
Distributions from Capital Gains............................    (0.12)        (0.31)        (0.03)            (0.10)
                                                              -----------------------------------------------------------
Total Distributions.........................................    (0.12)        (0.31)        (0.04)            (0.10)
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................  $  6.69       $  7.17       $  6.43            $ 5.94
                                                              -----------------------------------------------------------
Total Return(D).............................................    (5.30)%       16.49%         8.82%            20.80%(B)
Net Assets End of Period (In Thousands).....................  $55,021       $11,431       $ 8,731            $1,820
Ratio of Expenses to Average Net Assets.....................     2.15%         2.15%         2.15%             2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.35%         3.10%         3.29%             6.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (1.44)%       (0.66)%        0.07%            (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (1.64)%       (1.61)%       (1.07)%           (4.29)%(A)
Portfolio Turnover Rate.....................................       27%          176%           35%               69%(A)

                                                                    YEAR ENDED DECEMBER 31,              FOR THE PERIOD
                                                              -----------------------------------         MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS C)                               2000          1999          1998         DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  7.17       $  6.44       $  5.94            $ 5.00
Net Investment Income (Loss)................................    (0.10)(F)     (0.04)(F)      0.01                --
Net Realized and Unrealized Gain (Loss) on Investments......    (0.26)         1.08          0.53              1.04
                                                              -----------------------------------------------------------
Total from Investment Operations............................    (0.36)         1.04          0.54              1.04
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................       --            --         (0.01)               --
Distributions from Capital Gains............................    (0.12)        (0.31)        (0.03)             0.10)
                                                              -----------------------------------------------------------
Total Distributions.........................................    (0.12)        (0.31)        (0.04)            (0.10)
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................  $  6.69       $  7.17       $  6.44            $ 5.94
                                                              -----------------------------------------------------------
Total Return(D).............................................    (5.30)%       16.30%         8.98%            20.89%(B)
Net Assets End of Period (In Thousands).....................  $32,620       $ 2,144       $ 1,504            $  283
Ratio of Expenses to Average Net Assets.....................     2.15%         2.15%         2.15%             2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.33%         3.09%         3.28%             6.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (1.46)%       (0.64)%        0.09%            (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (1.64)%       (1.58)%       (1.03)%           (4.07)%(A)
Portfolio Turnover Rate.....................................       27%          176%           35%               69%(A)

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS A)                        2000         1999         1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 27.48     $  26.89     $  26.42     $ 22.44     $ 20.73
Net Investment Income (Loss)................................     0.22(F)      0.22(F)      0.36        0.17        0.41
Net Realized and Unrealized Gain (Loss) on Investments......     1.10         1.69         2.52        5.95        3.27
                                                              ---------------------------------------------------------
Total from Investment Operations............................     1.32         1.91         2.88        6.12        3.68
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................    (0.22)       (0.20)       (0.35)      (0.15)      (0.40)
Distributions from Capital Gains............................    (2.86)       (1.12)       (2.06)      (1.99)      (1.57)
                                                              ---------------------------------------------------------
Total Distributions.........................................    (3.08)       (1.32)       (2.41)      (2.14)      (1.97)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $ 25.72     $  27.48     $  26.89     $ 26.42     $ 22.44
                                                              ---------------------------------------------------------
Total Return(C).............................................     5.44%        7.20%       11.13%      28.08%      17.86%
Net Assets End of Period (In Thousands).....................  $95,009     $111,395     $111,275     $97,932     $72,647
Ratio of Expenses to Average Net Assets.....................     1.50%        1.50%        1.50%       1.50%       1.50%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.52%        1.51%        1.58%       1.62%       1.68%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.83%        0.76%        1.32%       1.35%       1.87%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.81%        0.74%        1.25%       1.23%       1.69%
Portfolio Turnover Rate.....................................       33%          32%          31%         33%         33%

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS B)                        2000         1999         1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 27.10     $  26.57     $  26.17     $ 22.30     $ 20.67
Net Investment Income (Loss)................................     0.07(F)      0.06(F)      0.20        0.12        0.24
Net Realized and Unrealized Gain (Loss) on Investments......     1.09         1.65         2.49        5.83        3.30
                                                              ---------------------------------------------------------
Total from Investment Operations............................     1.16         1.71         2.69        5.95        3.54
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................    (0.08)       (0.06)       (0.23)      (0.09)      (0.34)
Distributions from Capital Gains............................    (2.86)       (1.12)       (2.06)      (1.99)      (1.57)
                                                              ---------------------------------------------------------
Total Distributions.........................................    (2.94)       (1.18)       (2.29)      (2.08)      (1.91)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $ 25.32     $  27.10     $  26.57     $ 26.17     $ 22.30
                                                              ---------------------------------------------------------
Total Return(D).............................................     4.88%        6.55%       10.49%      27.35%      17.22%
Net Assets End of Period (In Thousands).....................  $40,221     $ 44,574     $ 33,807     $19,055     $ 5,615
Ratio of Expenses to Average Net Assets.....................     2.05%        2.05%        2.05%       2.05%       2.05%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.07%        2.07%        2.13%       2.17%       2.23%
Ratio of Net Investment Income to Average Net Assets........     0.28%        0.20%        0.78%       0.77%       1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.26%        0.18%        0.71%       0.65%       1.14%
Portfolio Turnover Rate.....................................       33%          32%          31%         33%         33%

                                                                   YEAR ENDED DECEMBER 31,             FOR THE PERIOD
                                                              ----------------------------------        MAY 1 THROUGH
ENTERPRISE EQUITY INCOME FUND (CLASS C)                        2000          1999         1998        DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 27.26      $  26.70      $ 26.31           $ 24.26
Net Investment Income (Loss)................................     0.07(F)       0.06(F)      0.21              0.04
Net Realized and Unrealized Gains (Losses) on Investments...     1.10          1.69         2.49              4.14
                                                              ---------------------------------------------------------
Total from Investment Operations............................     1.17          1.75         2.70              4.18
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................    (0.08)        (0.07)       (0.25)            (0.14)
Distributions Capital Gains.................................    (2.86)        (1.12)       (2.06)            (1.99)
                                                              ---------------------------------------------------------
Total Distributions.........................................    (2.94)        (1.19)       (2.31)            (2.13)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $ 25.49      $  27.26      $ 26.70           $ 26.31
                                                              ---------------------------------------------------------
Total Return(D).............................................     4.89%         6.64%       10.47%            18.21%(B)
Net Assets End of Period (In Thousands).....................  $ 8,391      $  9,338      $ 5,639           $ 1,857
Ratio of Expense in Average Net Assets......................     2.05%         2.05%        2.05%             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.07%         2.07%        2.13%             2.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.28%         0.20%        0.81%             0.69%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.26%         0.18%        0.73%             0.54%(A)
Portfolio Turnover Rate.....................................       33%           32%          31%               33%(A)

                                                                             YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS A)                    2000               1999              1998             1997            1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period............  $    24.55         $    21.07         $  16.91         $  13.10        $  10.44
Net Investment Income (Loss)...................       (0.09)(F)          (0.12)(F)        (0.11)(F)        (0.07)          (0.04)
Net Realized and Unrealized Gain (Loss) on
 Investments...................................       (1.88)              4.73             5.31             4.23            3.44
                                                 -------------------------------------------------------------------------------
Total from Investment Operations...............       (1.97)              4.61             5.20             4.16            3.40
                                                 -------------------------------------------------------------------------------
Dividends from Net Investment Income...........          --                 --               --               --              --
Distributions from Capital Gains...............       (2.06)             (1.13)           (1.04)           (0.35)          (0.74)
                                                 -------------------------------------------------------------------------------
Total Distributions............................       (2.06)             (1.13)           (1.04)           (0.35)          (0.74)
                                                 -------------------------------------------------------------------------------
Net Asset Value End of Period..................  $    20.52         $    24.55         $  21.07         $  16.91        $  13.10
                                                 -------------------------------------------------------------------------------
Total Return(C)................................       (7.94)%            22.08%           30.94%           31.76%          32.60%
Net Assets End of Period (In Thousands)........  $1,029,590         $1,268,022         $827,567         $424,280        $196,752
Ratio of Expenses to Average Net Assets........        1.41%              1.40%            1.48%            1.43%(E)        1.53%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).....................        1.41%              1.40%            1.48%            1.43%(E)        1.53%(E)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................       (0.41)%            (0.51)%          (0.58)%          (0.55)%         (0.39)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)................................       (0.41)%            (0.51)%          (0.58)%          (0.55)%         (0.39)%
Portfolio Turnover Rate........................          65%                38%              28%              22%             30%

                                                                             YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS B)                    2000               1999              1998             1997            1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period............  $    23.84         $    20.62         $  16.66         $  12.97        $  10.41
Net Investment Income (Loss)...................       (0.21)(F)          (0.24)(F)        (0.21)(F)        (0.11)          (0.06)
Net Realized and Unrealized Gain (Loss) on
 Investments...................................       (1.81)              4.59             5.21             4.15            3.36
                                                 -------------------------------------------------------------------------------
Total from Investment Operations...............       (2.02)              4.35             5.00             4.04            3.30
                                                 -------------------------------------------------------------------------------
Dividends from Net Investment Income...........          --                 --               --               --              --
Distributions from Capital Gains...............       (2.06)             (1.13)           (1.04)           (0.35)          (0.74)
                                                 -------------------------------------------------------------------------------
Total Distributions............................       (2.06)             (1.13)           (1.04)           (0.35)          (0.74)
                                                 -------------------------------------------------------------------------------
Net Asset Value End of Period..................  $    19.76         $    23.84         $  20.62         $  16.66        $  12.97
                                                 -------------------------------------------------------------------------------
Total Return(D)................................       (8.40)%            21.30%           30.20%           31.15%          31.73%
Net Assets End of Period (In Thousands)........  $  736,423         $  811,706         $446,473         $166,932        $ 36,483
Ratio of Expenses to Average Net Assets........        1.96%              1.95%            2.03%            1.98%(E)        2.10%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).....................        1.96%              1.95%            2.03%            1.98%(E)        2.10%(E)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................       (0.95)%            (1.06)%          (1.13)%          (1.10)%         (0.96)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)................................       (0.95)%            (1.06)%          (1.13)%          (1.10)%         (0.96)%
Portfolio Turnover Rate........................          65%                38%              28%              22%             30%

                                                                     YEAR ENDED DECEMBER 31,                     FOR THE PERIOD
                                                         -----------------------------------------------          MAY 1 THROUGH
ENTERPRISE GROWTH FUND (CLASS C)                            2000               1999              1998           DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period....................  $    24.14         $    20.87         $  16.85               $ 14.11
Net Investment Income (Loss)...........................       (0.21)(F)          (0.24)(F)        (0.21)(F)             (0.06)
Net Realized and Unrealized Gain (Loss) on
 Investments...........................................       (1.83)              4.64             5.27                  3.15
                                                         ------------------------------------------------------------------------
Total from Investment Operations.......................       (2.04)              4.40             5.06                  3.09
                                                         ------------------------------------------------------------------------
Dividends from Net Investment Income...................          --                 --               --                    --
Distributions from Capital Gains.......................       (2.06)             (1.13)           (1.04)                (0.35)
                                                         ------------------------------------------------------------------------
Total Distributions....................................       (2.06)             (1.13)           (1.04)                (0.35)
                                                         ------------------------------------------------------------------------
Net Asset Value End of Period..........................  $    20.04         $    24.14         $  20.87               $ 16.85
                                                         ------------------------------------------------------------------------
Total Return(D)........................................       (8.38)%            21.28%           30.22%                21.91%(B)
Net Assets End of Period (In Thousands)................  $  253,834         $  294,683         $133,194               $26,601
Ratio of Expenses to Average Net Assets................        1.96%              1.95%            2.04%                 1.97%(AE)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)........................................        1.96%              1.95%            2.04%                 1.97%(AE)
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................       (0.96)%            (1.07)%          (1.13)%               (1.10)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)......................       (0.96)%            (1.07)%          (1.13)%               (1.10)%(A)
Portfolio Turnover Rate................................          65%                38%              28%                   22%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.
G Less than $0.01 per share.

                                                                                            FOR THE PERIOD       FOR THE PERIOD
                                                            YEAR ENDED DECEMBER 31,            OCTOBER 1            JULY 17
                                                        --------------------------------        THROUGH             THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS A)               2000        1999        1998     DECEMBER 31, 1997   SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...................  $  38.57     $ 29.01     $ 25.19        $25.71               $25.05
Net Investment Income (Loss)..........................      0.06(F)       --(G)     0.14          0.01                   --(G)
Net Realized and Unrealized Gain (Loss) on
 Investments..........................................     (0.08)       9.57        4.00          0.04                 0.66
                                                        -------------------------------------------------------------------------
Total from Investment Operations......................     (0.02)       9.57        4.14          0.05                 0.66
                                                        -------------------------------------------------------------------------
Dividends from Net Investment Income..................        --          --       (0.09)        (0.11)                  --
Distributions from Capital Gains......................        --       (0.01)      (0.23)        (0.46)                  --
                                                        -------------------------------------------------------------------------
Total Distributions...................................        --       (0.01)      (0.32)        (0.57)                  --
                                                        -------------------------------------------------------------------------
Net Asset Value End of Period.........................  $  38.55     $ 38.57     $ 29.01        $25.19               $25.71
                                                        -------------------------------------------------------------------------
Total Return(C).......................................     (0.05)%     32.97%      16.50%         0.20%(B)             2.63%(B)
Net Assets End of Period (In Thousands)...............  $ 94,885     $65,759     $16,664        $4,032               $1,109
Ratio of Expenses to Average Net Assets...............      1.50%       1.50%       1.50%         1.50%(A)             1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).......................................      1.54%       1.64%       1.93%         2.11%(A)             4.47%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets...............................................      0.15%       0.00%       0.41%         0.56%(A)             0.07%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).....................      0.11%      (0.15)%     (0.03)%       (0.04)%(A)           (2.90)%(A)
Portfolio Turnover Rate...............................        10%          3%          5%            1%(A)               16%(A)

                                                                                            FOR THE PERIOD       FOR THE PERIOD
                                                            YEAR ENDED DECEMBER 31,            OCTOBER 1             JULY 1
                                                        --------------------------------        THROUGH             THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS B)               2000        1999        1998     DECEMBER 31, 1997   SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...................  $  38.20     $ 28.90     $ 25.15        $25.68               $25.05
Net Investment Income (Loss)..........................     (0.16)(F)   (0.18)(F)    0.05         (0.01)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments..........................................     (0.05)       9.49        3.95          0.03                 0.64
                                                        -------------------------------------------------------------------------
Total from Investment Operations......................     (0.21)       9.31        4.00          0.02                 0.63
                                                        -------------------------------------------------------------------------
Dividends from Net Investment Income..................        --          --       (0.02)        (0.09)                  --
Distributions from Capital Gains......................        --       (0.01)      (0.23)        (0.46)                  --
                                                        -------------------------------------------------------------------------
Total Distributions...................................        --       (0.01)      (0.25)        (0.55)                  --
                                                        -------------------------------------------------------------------------
Net Asset Value End of Period.........................  $  37.99     $ 38.20     $ 28.90        $25.15               $25.68
                                                        -------------------------------------------------------------------------
Total Return(D).......................................     (0.55)%     32.20%      15.95%         0.07%(B)             2.51%(B)
Net Assets End of Period (In Thousands)...............  $124,127     $74,597     $21,891        $3,257               $  992
Ratio of Expenses to Average Net Assets...............      2.05%       2.05%       2.05%         2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).......................................      2.09%       2.19%       2.48%         2.66%(A)             4.59%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets...............................................     (0.40)%     (0.56)%     (0.17)%       (0.02)%(A)           (0.34)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).....................     (0.44)%     (0.70)%     (0.60)%       (0.63)%(A)           (2.87)%(A)
Portfolio Turnover Rate...............................        10%          3%          5%            1%(A)               16%(A)

                                                                                            FOR THE PERIOD       FOR THE PERIOD
                                                            YEAR ENDED DECEMBER 31,            OCTOBER 1            JULY 17
                                                        --------------------------------        THROUGH             THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS C)               2000        1999        1998     DECEMBER 31, 1997   SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...................  $  38.24     $ 28.91     $ 25.15        $25.68               $25.05
Net Investment Income (Loss)..........................     (0.16)(F)   (0.19)(F)    0.06         (0.02)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments..........................................     (0.05)       9.53        3.94          0.05                 0.64
                                                        -------------------------------------------------------------------------
Total from Investment Operations......................     (0.21)       9.34        4.00          0.03                 0.63
                                                        -------------------------------------------------------------------------
Dividends from Net Investment Income..................        --          --       (0.01)        (0.10)                  --
Distributions from Capital Gains......................        --       (0.01)      (0.23)        (0.46)                  --
                                                        -------------------------------------------------------------------------
Total Distributions...................................        --       (0.01)      (0.24)        (0.56)                  --
                                                        -------------------------------------------------------------------------
Net Asset Value End of Period.........................  $  38.03     $ 38.24     $ 28.91        $25.15               $25.68
                                                        -------------------------------------------------------------------------
Total Return(D).......................................     (0.55)%     32.29%      15.95%         0.10%(B)             2.51%(B)
Net Assets End of Period (In Thousands)...............  $ 22,239     $13,710     $ 4,654        $  561               $   99
Ratio of Expenses to Average Net Assets...............      2.05%       2.05%       2.05%         2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).......................................      2.09%       2.20%       2.49%         2.64%(A)             4.60%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets...............................................     (0.40)%     (0.58)%     (0.16)%        0.03%(A)            (0.39)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).....................     (0.43)%     (0.72)%     (0.60)%       (0.56)%(A)           (2.94)%(A)
Portfolio Turnover Rate...............................        10%          3%          5%            1%(A)               16%(A)

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS A)                 2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 23.81     $ 18.89     $ 16.71     $ 17.10     $ 16.08
Net Investment Income (Loss)................................    (0.16)(F)   (0.11)(F)    0.06        0.08        0.10
Net Realized and Unrealized Gain (Loss) on Investments......    (4.53)       7.37        2.32        0.73        1.88
                                                              -------------------------------------------------------
Total from Investment Operations............................    (4.69)       7.26        2.38        0.81        1.98
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................       --       (0.16)      (0.05)      (0.07)      (0.09)
Distributions from Capital Gains............................    (0.77)      (2.18)      (0.15)      (1.13)      (0.87)
                                                              -------------------------------------------------------
Total Distributions.........................................    (0.77)      (2.34)      (0.20)      (1.20)      (0.96)
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................  $ 18.35     $ 23.81     $ 18.89     $ 16.71     $ 17.10
                                                              -------------------------------------------------------
Total Return(C).............................................   (19.75)%     39.76%      14.28%       4.75%      12.32%
Net Assets End of Period (In Thousands).....................  $49,770     $55,426     $41,458     $38,020     $34,837
Ratio of Expenses to Average Net Assets.....................     1.85%       1.94%       2.00%       2.00%       2.00%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.85%       1.94%       2.11%       2.11%       2.19%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (0.76)      (0.53)%      0.30%       0.50%       0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (0.76)%     (0.53)%      0.19%       0.39%       0.42%
Portfolio Turnover Rate.....................................       66%        131%         52%         27%         24%

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)                 2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 23.40     $ 18.62     $ 16.53     $ 16.97     $ 16.02
Net Investment Income (Loss)................................    (0.27)(F)   (0.21)(F)   (0.04)       0.01        0.01
Net Realized and Unrealized Gain (Loss) on Investments......    (4.47)       7.23        2.28        0.69        1.87
                                                              -------------------------------------------------------
Total from Investment Operations............................    (4.74)       7.02        2.24        0.70        1.88
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................       --       (0.06)         --       (0.01)      (0.06)
Distributions from Capital Gains............................    (0.77)      (2.18)      (0.15)      (1.13)      (0.87)
                                                              -------------------------------------------------------
Total Distributions.........................................    (0.77)      (2.24)      (0.15)      (1.14)      (0.93)
                                                              -------------------------------------------------------
Net Assets Value End of Period..............................  $ 17.89     $ 23.40     $ 18.62     $ 16.53     $ 16.97
                                                              -------------------------------------------------------
Total Return(D).............................................   (20.32)%     39.02%      13.57%       4.17%      11.72%
Net Assets End of Period (In Thousands).....................  $26,569     $23,475     $16,008     $ 9,878     $ 4,276
Ratio of Expenses to Average Net Assets.....................     2.40%       2.48%       2.55%       2.55%       2.55%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.40%       2.48%       2.66%       2.67%       2.75%
Ratio of Net Investment Income to Average Net Assets........    (1.32)%     (1.10)%     (0.28)%     (0.06)%      0.09%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (1.32)%     (1.10)%     (0.39)%     (0.18)%     (0.11)%
Portfolio Turnover Rate.....................................       66%        131%         52%         27%         24%

                                                                   YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                              ---------------------------------        MAY 1 THROUGH
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS C)                 2000          1999         1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 23.59       $18.77       $16.66           $17.51
Net Investment Income (Loss)................................    (0.27)(F)    (0.22)(F)    (0.04)           (0.03)
Net Realized and Unrealized Gain (Loss) on Investments......    (4.51)        7.29         2.31             0.39
                                                              --------------------------------------------------------
Total from Investment Operations............................    (4.78)        7.07         2.27             0.36
                                                              --------------------------------------------------------
Dividends from Net Investment Income........................       --        (0.07)       (0.01)           (0.08)
Distributions from Capital Gains............................    (0.77)       (2.18)       (0.15)           (1.13)
                                                              --------------------------------------------------------
Total Distributions.........................................    (0.77)       (2.25)       (0.16)           (1.21)
                                                              --------------------------------------------------------
Net Asset Value End of Period...............................  $ 18.04       $23.59       $18.77           $16.66
                                                              --------------------------------------------------------
Total Return(D).............................................   (20.33)%      38.95%       13.64%            2.07%(B)
Net Assets End of Period (In Thousands).....................  $ 7,750       $5,771       $3,498           $1,113
Ratio of Expenses to Average Net Assets.....................     2.40%        2.48%        2.55%            2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.40%        2.48%        2.67%            2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (1.32)%      (1.12)%      (0.35)%          (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (1.32)%      (1.12)%      (0.47)%          (0.71)%(A)
Portfolio Turnover Rate.....................................       66%         131%          52%              27%(A)

                                                                  YEAR ENDED
                                                                 DECEMBER 31,            FOR THE PERIOD
                                                              ------------------     OCTOBER 1, 1998 THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS A)            2000        1999         DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  5.58     $ 6.05             $ 5.00
Net Investment Income (Loss)................................     0.05(F)    0.06(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments......     1.17      (0.37)              1.04
                                                              ----------------------------------------------
Total from Investment Operations............................     1.22      (0.31)              1.05
                                                              ----------------------------------------------
Dividends from Net Investment Income........................     (.05)     (0.04)                --
Distributions from Capital Gains............................    (0.13)     (0.12)                --
                                                              ----------------------------------------------
Total Distributions.........................................    (0.18)     (0.16)                --
                                                              ----------------------------------------------
Net Asset Value End of Period...............................  $  6.62     $ 5.58             $ 6.05
                                                              ----------------------------------------------
Total Return(C).............................................    21.90%     (5.01)%            21.00%(B)
Net Assets End of Period (In Thousands).....................  $15,674     $5,179             $1,426
Ratio of Expenses to Average Net Assets.....................     1.75%      1.75%              1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.03%      2.92%              6.58%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.90%      1.00%              0.16%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.62%     (0.17)%            (4.68)%(A)
Portfolio Turnover Rate.....................................       26%        16%                 2%

                                                                  YEAR ENDED
                                                                 DECEMBER 31,            FOR THE PERIOD
                                                              ------------------     OCTOBER 1, 1998 THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS B)            2000        1999         DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  5.55     $ 6.03             $ 5.00
Net Investment Income (Loss)................................     0.02(F)    0.03(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments......     1.15      (0.37)              1.02
                                                              ----------------------------------------------
Total from Investment Operations............................     1.17      (0.34)              1.03
                                                              ----------------------------------------------
Dividends from Net Investment Income........................    (0.02)     (0.02)                --
Distributions from Capital Gains............................    (0.13)     (0.12)                --
                                                              ----------------------------------------------
Total Distributions.........................................    (0.15)     (0.14)                --
                                                              ----------------------------------------------
Net Asset Value End of Period...............................  $  6.57     $ 5.55             $ 6.03
                                                              ----------------------------------------------
Total Return(D).............................................    21.18%     (5.50)%            20.60%(B)
Net Assets End of Period (In Thousands).....................  $10,252     $4,661             $1,023
Ratio of Expenses to Average Net Assets.....................     2.30%      2.30%              2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.61%      3.49%              7.50%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.31%      0.44%             (0.49)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.00%     (0.75)%            (5.69)%(A)
Portfolio Turnover Rate.....................................       26%        16%                 2%

                                                                  YEAR ENDED
                                                                 DECEMBER 31,            FOR THE PERIOD
                                                              ------------------     OCTOBER 1, 1998 THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS C)            2000        1999         DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  5.56     $ 6.03             $ 5.00
Net Investment Income (Loss)................................     0.02(F)    0.02(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments......     1.15      (0.34)              1.02
                                                              ----------------------------------------------
Total from Investment Operations............................     1.17      (0.32)              1.03
                                                              ----------------------------------------------
Dividends from Net Investment Income........................    (0.03)     (0.03)                --
Distributions from Capital Gains............................    (0.13)     (0.12)                --
                                                              ----------------------------------------------
Total Distributions.........................................    (0.16)     (0.15)                --
                                                              ----------------------------------------------
Net Asset Value End of Period...............................  $  6.57     $ 5.56             $ 6.03
                                                              ----------------------------------------------
Total Return(D).............................................    21.07%     (5.31)%            20.60%(B)
Net Assets End of Period (In Thousands).....................  $ 1,903     $  718             $  218
Ratio of Expenses to Average Net Assets.....................     2.30%      2.30%              2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.59%      3.50%              6.42%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.27%      0.39%             (0.33)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    (0.02)%    (0.81)%            (4.45)%(A)
Portfolio Turnover Rate.....................................       26%        16%                 2%

                                                               FOR THE PERIOD
                                                                  10/31/00
ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS A)                  THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $10.00
Net Investment Income (Loss)................................        (0.04)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.64)
                                                                   ------
Total from Investment Operations............................        (0.68)
                                                                   ------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                   ------
Total Distributions.........................................           --
                                                                   ------
Net Asset Value End of Period...............................       $ 9.32
                                                                   ------
Total Return(C).............................................        (6.80)%(B)
Net Assets End of Period (In Thousands).....................       $4,480
Ratio of Expenses to Average Net Assets.....................         1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         8.65%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (0.47)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (7.27)%(A)
Portfolio Turnover Rate.....................................           34%(B)

                                                               FOR THE PERIOD
                                                                  10/31/00
ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS B)                  THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $10.00
Net Investment Income (Loss)................................        (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.63)
                                                                   ------
Total from Investment Operations............................        (0.70)
                                                                   ------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                   ------
Total Distributions.........................................           --
                                                                   ------
Net Asset Value End of Period...............................       $ 9.30
                                                                   ------
Total Return(D).............................................        (7.00)%(B)
Net Assets End of Period (In Thousands).....................       $3,662
Ratio of Expenses to Average Net Assets.....................         2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         9.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.02)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (7.82)%(A)
Portfolio Turnover Rate.....................................           34%(B)

                                                               FOR THE PERIOD
                                                                  10/31/00
ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS C)                  THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $10.00
Net Investment Income (Loss)................................        (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.63)
                                                                   ------
Total from Investment Operations............................        (0.70)
                                                                   ------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                   ------
Total Distributions.........................................           --
                                                                   ------
Net Asset Value End of Period...............................       $ 9.30
                                                                   ------
Total Return(D).............................................        (7.00)%(B)
Net Assets End of Period (In Thousands).....................       $1,885
Ratio of Expenses to Average Net Assets.....................         2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         9.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.02)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (7.82)%(A)
Portfolio Turnover Rate.....................................           34%(B)

                                                               FOR THE PERIOD
                                                                  9/29/00
ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND (CLASS A)          THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................      0.08(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.33)
                                                                  -------
Total from Investment Operations............................        (0.25)
                                                                  -------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                  -------
Total Distributions.........................................           --
                                                                  -------
Net Asset Value End of Period...............................      $  9.75
                                                                  -------
Total Return(C).............................................        (2.50)%(B)
Net Assets End of Period (In Thousands).....................      $ 1,103
Ratio of Expenses to Average Net Assets.....................         1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................        13.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.88%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................       (10.40)%(A)
Portfolio Turnover Rate.....................................           16%(B)

                                                               FOR THE PERIOD
                                                                  9/29/00
ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND (CLASS B)          THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................      0.03(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.29)
                                                                  -------
Total from Investment Operations............................        (0.26)
                                                                  -------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                  -------
Total Distributions.........................................           --
                                                                  -------
Net Asset Value End of Period...............................      $  9.74
                                                                  -------
Total Return(D).............................................        (2.60)%(B)
Net Assets End of Period (In Thousands).....................      $   588
Ratio of Expenses to Average Net Assets.....................         2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................        13.58%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.33%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................       (10.95)%(A)
Portfolio Turnover Rate.....................................           16%(B)

                                                               FOR THE PERIOD
                                                                  9/29/00
ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND (CLASS C)          THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................      0.04(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.30)
                                                                  -------
Total from Investment Operations............................        (0.26)
                                                                  -------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                  -------
Total Distributions.........................................           --
                                                                  -------
Net Asset Value End of Period...............................      $  9.74
                                                                  -------
Total Return(D).............................................        (2.60)%(B)
Net Assets End of Period (In Thousands).....................      $   361
Ratio of Expenses to Average Net Assets.....................         2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................        13.58%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.45%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................       (10.83)%(A)
Portfolio Turnover Rate.....................................           16%(B)

                                                               FOR THE PERIOD
                                                                  6/30/00
ENTERPRISE GLOBAL TECHNOLOGY FUND (CLASS A)                   THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................        (0.13)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (4.02)
                                                                  -------
Total from Investment Operations............................        (4.15)
                                                                  -------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                  -------
Total Distributions.........................................           --
                                                                  -------
Net Asset Value End of Period...............................      $  5.85
                                                                  -------
Total Return(C).............................................       (41.50)%(B)
Net Assets End of Period (In Thousands).....................      $10,093
Ratio of Expenses to Average Net Assets.....................         1.90%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.28%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (1.88)%(A)
Portfolio Turnover Rate.....................................          105%(B)

                                                               FOR THE PERIOD
                                                                  6/30/00
ENTERPRISE GLOBAL TECHNOLOGY FUND (CLASS B)                   THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................        (0.18)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (4.00)
                                                                  -------
Total from Investment Operations............................        (4.18)
                                                                  -------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                                  -------
Total Distributions.........................................           --
                                                                  -------
Net Asset Value End of Period...............................      $  5.82
                                                                  -------
Total Return(D).............................................       (41.80)%(B)
Net Assets End of Period (In Thousands).....................      $ 7,011
Ratio of Expenses to Average Net Assets.....................         2.45%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.82%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (2.06)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.42)%(A)
Portfolio Turnover Rate.....................................          105%(B)

                                                               FOR THE PERIOD
                                                                  6/30/00
ENTERPRISE GLOBAL TECHNOLOGY FUND (CLASS C)                   THROUGH 12/31/00
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 10.00
Net Investment Income (Loss)................................        (0.18)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (4.00)
                                                              ----------------
Total from Investment Operations............................        (4.18)
                                                              ----------------
Dividends from Net Investment Income........................           --
Distributions from Capital Gains............................           --
                                                              ----------------
Total Distributions.........................................           --
                                                              ----------------
Net Asset Value End of Period...............................      $  5.82
                                                                  -------
Total Return(D).............................................       (41.80)%(B)
Net Assets End of Period (In Thousands).....................      $ 2,308
Ratio of Expenses to Average Net Assets.....................         2.45%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.82%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (2.06)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.42)%(A)
Portfolio Turnover Rate.....................................          105%(B)

                                                                                     FOR THE PERIOD
                                                                 YEAR ENDED       JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS A)                            DECEMBER 31, 2000    DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 31.72              $  10.00
Net Investment Income (Loss)................................         (0.47)(F)             (0.12)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (15.68)                22.19
                                                              ----------------------------------------
Total from Investment Operations............................        (16.15)                22.07
                                                              ----------------------------------------
Dividends from Net Investment Income........................            --                    --
Distributions from Capital Gains............................         (0.10)                (0.35)
                                                              ----------------------------------------
Total Distributions.........................................         (0.10)                (0.35)
                                                              ----------------------------------------
Net Asset Value End of Period...............................       $ 15.47              $  31.72
                                                              ----------------------------------------
Total Return(C).............................................        (51.10)%              220.79%(B)
Net Assets End of Period (In Thousands).....................       $90,800              $119,283
Ratio of Expenses to Average Net Assets.....................          1.86%                 1.90%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          1.86%                 2.04%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.64)%               (1.28)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.64)%               (1.42)%(A)
Portfolio Turnover Rate.....................................           256%                   31%

                                                                                     FOR THE PERIOD
                                                                 YEAR ENDED       JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS B)                            DECEMBER 31, 2000    DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 31.65              $  10.00
Net Investment Income (Loss)................................         (0.62)(F)             (0.18)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (15.57)                22.18
                                                              ----------------------------------------
Total from Investment Operations............................        (16.19)                22.00
                                                              ----------------------------------------
Dividends from Net Investment Income........................            --                    --
Distributions from Capital Gains............................         (0.10)                (0.35)
                                                              ----------------------------------------
Total Distributions.........................................         (0.10)                (0.35)
                                                              ----------------------------------------
Net Asset Value End of Period...............................       $ 15.36              $  31.65
                                                              ----------------------------------------
Total Return(D).............................................        (51.34)%              220.09%(B)
Net Assets End of Period (In Thousands).....................       $98,049              $107,176
Ratio of Expenses to Average Net Assets.....................          2.41%                 2.45%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          2.41%                 2.56%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (2.20)                (1.85)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (2.20)%               (1.96)%(A)
Portfolio Turnover Rate.....................................           256%                   31%

                                                                                     FOR THE PERIOD
                                                                 YEAR ENDED       JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS C)                            DECEMBER 31, 2000    DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 31.65              $  10.00
Net Investment Income (Loss)................................         (0.63)(F)             (0.17)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (15.57)                22.17
                                                              ----------------------------------------
Total from Investment Operations............................        (16.20)                22.00
                                                              ----------------------------------------
Dividends from Net Investment Income........................            --                    --
Distributions from Capital Gains............................         (0.10)                (0.35)
                                                              ----------------------------------------
Total Distributions.........................................         (0.10)                (0.35)
                                                              ----------------------------------------
Net Asset Value End of Period...............................       $ 15.35              $  31.65
                                                              ----------------------------------------
Total Return(D).............................................        (51.37)%              220.09%(B)
Net Assets End of Period (In Thousands).....................       $31,162              $ 35,448
Ratio of Expenses to Average Net Assets.....................          2.41%                 2.45%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          2.41%                 2.57%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (2.20)%               (1.84)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (2.20)%               (1.96)%(A)
Portfolio Turnover Rate.....................................           256%                   31%

ENTERPRISE MERGERS AND ACQUISITIONS FUND (CLASS A)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
                                                                  -------
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investments Operations...........................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(C).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding..........
Reimbursement)..............................................
Ratio of Net Investment Income (Loss) to Average Net........
Assets......................................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
(Excluding Reimbursement)...................................
Portfolio Turnover Rate.....................................

ENTERPRISE MERGERS AND ACQUISITIONS FUND (CLASS B)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
                                                                  -------
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investment Operations............................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(D).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................
Portfolio Turnover Rate.....................................

ENTERPRISE MERGERS AND ACQUISITIONS FUND (CLASS C)
------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................
                                                                  -------
Net Investment Income (Loss)................................
Net Realized and Unrealized Gain (Loss) on Investments......
                                                                  -------
Total from Investment Operations............................
                                                                  -------
Dividends from Net Investment Income........................
Distributions from Capital Gains............................
                                                                  -------
Total Distributions.........................................
                                                                  -------
Net Asset Value End of Period...............................
                                                                  -------
Total Return(D).............................................
Net Assets End of Period (In Thousands).....................
Ratio of Expenses to Average Net Assets.....................
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................
Portfolio Turnover Rate.....................................

                                                                                     FOR THE PERIOD
                                                                                      JULY 1, 1999
                                                                 YEAR ENDED              THROUGH
ENTERPRISE BALANCED FUND (CLASS A)                            DECEMBER 31, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.35                $ 5.00
Net Investment Income (Loss)................................         0.08(F)               0.03(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.12)                 0.34
                                                              ---------------------------------------
Total from Investment Operations............................        (0.04)                 0.37
                                                              ---------------------------------------
Dividends from Net Investment Income........................        (0.07)                (0.02)
Distributions from Capital Gains............................        (0.05)                   --
                                                              ---------------------------------------
Total Distributions.........................................        (0.12)                (0.02)
                                                              ---------------------------------------
Net Asset Value End of Period...............................       $ 5.19                  5.35
                                                              ---------------------------------------
Total Return(C).............................................        (0.65)%                7.53%(B)
Net Assets End of Period (In Thousands).....................       $7,455                $4,946
Ratio of Expenses to Average Net Assets.....................         1.40%                 1.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.31%                 4.79%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         1.64%                 1.33%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.73%                (2.05)%(A)
Portfolio Turnover Rate.....................................           54%                   20%

                                                                                     FOR THE PERIOD
                                                                                      JULY 1, 1999
                                                                 YEAR ENDED              THROUGH
ENTERPRISE BALANCED FUND (CLASS B)                            DECEMBER 31, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.35                $ 5.00
Net Investment Income (Loss)................................         0.06(F)               0.02(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.13)                 0.35
                                                              ---------------------------------------
Total from Investment Operations............................        (0.07)                 0.37
                                                              ---------------------------------------
Dividends from Net Investment Income........................        (0.05)                (0.02)
Distributions from Capital Gains............................        (0.05)                   --
                                                              ---------------------------------------
Total Distributions.........................................        (0.10)                (0.02)
                                                              ---------------------------------------
Net Asset Value End of Period...............................       $ 5.18                $ 5.35
                                                              ---------------------------------------
Total Return(D).............................................        (1.34)%                7.36%(B)
Net Assets End of Period (In Thousands).....................       $6,378                $4,409
Ratio of Expenses to Average Net Assets.....................         1.95%                 1.95%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.86%                 4.87%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         1.08%                 0.79%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.17%                (2.12)%(A)
Portfolio Turnover Rate.....................................           54%                   20%

                                                                                     FOR THE PERIOD
                                                                                      JULY 1, 1999
                                                                 YEAR ENDED              THROUGH
ENTERPRISE BALANCED FUND (CLASS C)                            DECEMBER 31, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.35                $ 5.00
Net Investment Income (Loss)................................         0.06(F)               0.02(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.12)                 0.34
                                                              ---------------------------------------
Total from Investment Operations............................        (0.06)                 0.36
                                                              ---------------------------------------
Dividends from Net Investment Income........................        (0.06)                (0.01)
Distributions from Capital Gains............................        (0.05)                   --
                                                              ---------------------------------------
Total Distributions.........................................        (0.11)                (0.01)
                                                              ---------------------------------------
Net Asset Value End of Period...............................       $ 5.18                $ 5.35
                                                              ---------------------------------------
Total Return(D).............................................        (1.18)%                7.32%(B)
Net Assets End of Period (In Thousands).....................       $1,848                $  701
Ratio of Expenses to Average Net Assets.....................         1.95%                 1.95%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.82%                 5.33%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         1.10%                 0.78%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.23%                (2.60)%(A)
Portfolio Turnover Rate.....................................           54%                   20%

                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS A)                               2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   9.06    $   9.26    $   9.25    $   7.97    $   6.70
Net Investment Income (Loss)................................      0.06(F)     0.06(F)     0.06        0.04        0.06
Net Realized and Unrealized Gain (Loss) on Investments......     (0.03)       0.61        0.58        1.64        1.41
                                                              --------------------------------------------------------
Total from Investment Operations............................      0.03        0.67        0.64        1.68        1.47
                                                              --------------------------------------------------------
Dividends from Net Investment Income........................     (0.07)      (0.06)      (0.05)      (0.04)      (0.06)
Distributions from Capital Gains............................     (0.99)      (0.81)      (0.58)      (0.36)      (0.14)
                                                              --------------------------------------------------------
Total Distributions.........................................     (1.06)      (0.87)      (0.63)      (0.40)      (0.20)
                                                              --------------------------------------------------------
Net Asset Value End of Period...............................  $   8.03    $   9.06    $   9.26    $   9.25    $   7.97
                                                              --------------------------------------------------------
Total Return(C).............................................      0.46%       7.40%       7.05%      21.05%      22.08%
Net Assets End of Period (In Thousands).....................  $104,057    $144,519    $175,084    $156,608    $101,022
Ratio of Expenses to Average Net Assets.....................      1.51%       1.48%       1.50%       1.49%       1.57%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      1.52%       1.48%       1.50%       1.49%       1.57%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      0.77%       0.60%       0.57%       0.47%       1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................      0.77%       0.60%       0.57%       0.47%       1.12%
Portfolio Turnover Rate.....................................        22%         95%         43%         28%         33%

                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS B)                               2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   8.96    $   9.17    $   9.19    $   7.93    $   6.68
Net Investment Income (Loss)................................      0.02(F)     0.00(F,G)       --(G)    (0.01)     0.02
Net Realized and Unrealized Gain (Loss) on Investments......     (0.04)       0.61        0.57        1.63        1.41
                                                              --------------------------------------------------------
Total from Investment Operations............................     (0.02)       0.61        0.57        1.62        1.43
                                                              --------------------------------------------------------
Dividends from Net Investment Income........................     (0.02)      (0.01)      (0.01)         --       (0.04)
Distributions from Capital Gains............................     (0.99)      (0.81)      (0.58)      (0.36)      (0.14)
                                                              --------------------------------------------------------
Total Distributions.........................................     (1.01)      (0.82)      (0.59)      (0.36)      (0.18)
                                                              --------------------------------------------------------
Net Asset Value End of Period...............................  $   7.93    $   8.96    $   9.17    $   9.19    $   7.93
                                                              --------------------------------------------------------
Total Return(D).............................................     (0.12)%      6.75%       6.31%      20.45%      21.50%
Net Assets End of Period (In Thousands).....................  $111,848    $149,098    $161,552    $110,213    $ 57,037
Ratio of Expenses to Average Net Assets.....................      2.06%       2.03%       2.05%       2.04%       2.13%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      2.07%       2.03%       2.05%       2.04%       2.13%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      0.23%       0.04%       0.02%      (0.09)%      0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................      0.22%       0.04%       0.02%      (0.09)%      0.52%
Portfolio Turnover Rate.....................................        22%         95%         43%         28%         33%

                                                                                              FOR THE PERIOD
                                                                 YEAR ENDED DECEMBER 31,      MAY 1 THROUGH
                                                              -----------------------------    DECEMBER 31,
ENTERPRISE MANAGED FUND (CLASS C)                              2000       1999       1998          1997
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  8.96    $  9.09    $  9.21      $  8.24
Net Investment Income (Loss)................................     0.02(F)    0.00(F,G)   (0.01)         --
Net Realized and Unrealized Gain (Loss) on Investments......    (0.04)      0.68       0.49         1.38
                                                              ----------------------------------------------
Total from Investment Operations............................    (0.02)      0.68       0.48         1.38
                                                              ----------------------------------------------
Dividends from Net Investment Income........................    (0.02)        --      (0.02)       (0.05)
Distributions from Capital Gains............................    (0.99)     (0.81)     (0.58)       (0.36)
                                                              ----------------------------------------------
Total Distributions.........................................    (1.01)     (0.81)     (0.60)       (0.41)
                                                              ----------------------------------------------
Net Asset Value End of Period...............................  $  7.93    $  8.96    $  9.09      $  9.21
                                                              ----------------------------------------------
Total Return(D).............................................    (0.15)%     7.64%      5.36%       16.74%(B)
Net Assets End of Period (In Thousands).....................  $ 7,382    $ 9,957    $11,654      $ 3,614
Ratio of Expenses to Average Net Assets.....................     2.06%      2.03%      2.05%        2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     2.07%      2.03%      2.05%        2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.23%      0.05%      0.02%       (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     0.22%      0.05%      0.02%       (0.18)%(A)
Portfolio Turnover Rate.....................................       22%        95%        43%          28%(A)

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS A)                2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 11.57    $ 12.15    $ 12.03    $ 11.80    $ 11.83
Net Investment Income (Loss)................................     0.65(F)    0.65(F)    0.68       0.73       0.74
Net Realized and Unrealized Gain (Loss) on Investments......     0.54      (0.58)      0.12       0.23      (0.03)
                                                              ---------------------------------------------------
Total from Investment Operations............................     1.19       0.07       0.80       0.96       0.71
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.65)     (0.65)     (0.68)     (0.73)     (0.74)
Distributions from Capital Gains............................       --         --         --         --         --
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.65)     (0.65)     (0.68)     (0.73)     (0.74)
                                                              ---------------------------------------------------
Net Asset Value End of Period...............................  $ 12.11    $ 11.57    $ 12.15    $ 12.03    $ 11.80
                                                              ---------------------------------------------------
Total Return(C).............................................    10.69%      0.58%      6.82%      8.39%      6.29%
Net Assets End of Period (In Thousands).....................  $80,994    $73,706    $71,609    $68,639    $73,693
Ratio of Expenses to Average Net Assets.....................     1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.36%      1.39%      1.38%      1.46%      1.42%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     5.58%      5.46%      5.61%      6.16%      6.35%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     5.53%      5.37%      5.53%      6.00%      6.23%
Portfolio Turnover Rate.....................................        7%        11%         8%        10%         0%

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS B)                2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 11.57    $ 12.14    $ 12.02    $ 11.79    $ 11.83
Net Investment Income (Loss)................................     0.59(F)    0.58(F)    0.61       0.66       0.68
Net Realized and Unrealized Gain (Loss) on Investments......     0.54      (0.57)      0.12       0.23      (0.04)
                                                              ---------------------------------------------------
Total from Investment Operations............................     1.13       0.01       0.73       0.89       0.64
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.59)     (0.58)     (0.61)     (0.66)     (0.68)
Dividends from Net Investment Income........................       --         --         --         --         --
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.59)     (0.58)     (0.61)     (0.66)     (0.68)
                                                              ---------------------------------------------------
Net Asset Value End of Period...............................  $ 12.11    $ 11.57    $ 12.14    $ 12.02    $ 11.79
                                                              ---------------------------------------------------
Total Return(D).............................................    10.09%      0.12%      6.24%      7.81%      5.61%
Net Assets End of Period (In Thousands).....................  $41,344    $36,876    $27,134    $12,285    $ 5,683
Ratio of Expenses to Average Net Assets.....................     1.85%      1.85%      1.85%      1.85%      1.85%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.91%      1.95%      1.93%      2.01%      1.96%
Ratio of Net Investment Income to Average Net Assets........     5.06%      4.92%      5.00%      5.55%      5.79%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     4.99%      4.82%      4.91%      5.39%      5.68%
Portfolio Turnover Rate.....................................        7%        11%         8%        10%         0%

                                                                                              FOR THE PERIOD
                                                                 YEAR ENDED DECEMBER 31,      MAY 1 THROUGH
                                                              -----------------------------    DECEMBER 31,
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS C)                2000       1999       1998          1997
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 11.57    $ 12.14    $ 12.03      $ 11.63
Net Investment Income (Loss)................................     0.59(F)    0.58(F)    0.62         0.46
Net Realized and Unrealized Gain (Loss) on Investments......     0.54      (0.57)      0.11         0.40
                                                              ----------------------------------------------
Total from Investment Operations............................     1.13       0.01       0.73         0.86
                                                              ----------------------------------------------
Dividends from Net Investment Income........................    (0.59)     (0.58)     (0.62)       (0.46)
Distributions from Capital Gains............................       --         --         --           --
                                                              ----------------------------------------------
Total Distributions.........................................    (0.59)     (0.58)     (0.62)       (0.46)
                                                              ----------------------------------------------
Net Asset Value End of Period...............................  $ 12.11    $ 11.57    $ 12.14      $ 12.03
                                                              ----------------------------------------------
Total Return(D).............................................    10.08%      0.12%      6.15%        7.49%(B)
Net Assets End of Period (In Thousands).....................  $ 8,692    $ 5,516    $ 3,089      $   498
Ratio of Expenses to Average Net Assets.....................     1.85%      1.85%      1.85%        1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.90%      1.95%      1.94%        2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     5.02%      4.92%      4.97%        5.39%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     4.97%      4.82%      4.88%        5.21%(A)
Portfolio Turnover Rate.....................................        7%        11%         8%          10%(A)

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS A)                      2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 10.99    $ 11.53    $ 12.35    $ 11.84    $ 11.39
Net Investment Income (Loss)................................     0.94(F)    0.94(F)    0.94       0.99       0.94
Net Realized and Unrealized Gain (Loss) on Investments......    (1.25)     (0.53)     (0.66)      0.51       0.45
                                                              ---------------------------------------------------
Total from Investment Operations............................    (0.31)      0.41       0.28       1.50       1.39
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.94)     (0.94)     (0.94)     (0.99)     (0.94)
Distributions from Capital Gains............................       --      (0.01)     (0.16)        --         --
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.94)     (0.95)     (1.10)     (0.99)     (0.94)
                                                              ---------------------------------------------------
Net Asset Value, End of Period..............................  $  9.74    $ 10.99    $ 11.53    $ 12.35    $ 11.84
                                                              ---------------------------------------------------
Total Return(C).............................................    (2.96)%     3.64%      2.29%     13.18%     12.78%
Net Assets End of Period (In Thousands).....................  $54,612    $64,038    $72,637    $66,422    $54,129
Ratio of Expenses to Average Net Assets.....................     1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.42%      1.41%      1.44%      1.47%      1.50%
Ratio of Net Investment Income to Average Net Assets........     9.01%      8.30%      7.72%      8.20%      8.21%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     8.90%      8.18%      7.58%      8.03%      8.01%
Portfolio Turnover Rate.....................................       61%        84%       114%       175%       180%

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS B)                      2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 10.99    $ 11.52    $ 12.35    $ 11.84    $ 11.39
Net Investment Income (Loss)................................     0.88(F)    0.88(F)    0.87       0.77       0.88
Net Realized and Unrealized Gain (Loss) on Investments......    (1.25)     (0.52)     (0.67)      0.51       0.45
                                                              ---------------------------------------------------
Total from Investment Operations............................    (0.37)      0.36       0.20       1.28       1.33
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.88)     (0.88)     (0.87)     (0.77)     (0.88)
Distributions from Capital Gains............................       --      (0.01)     (0.16)        --         --
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.88)     (0.89)     (1.03)     (0.77)     (0.88)
                                                              ---------------------------------------------------
Net Asset Value, End of Period..............................  $  9.74    $ 10.99    $ 11.52    $ 12.35    $ 11.84
                                                              ---------------------------------------------------
Total Return(D).............................................    (3.49)%     3.18%      1.64%     12.59%     12.16%
Net Assets End of Period (In Thousands).....................  $32,631    $36,673    $35,495    $19,898    $ 7,892
Ratio of Expenses to Average Net Assets.....................     1.85%      1.85%      1.85%      1.85%      1.85%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.97%      1.96%      1.99%      2.02%      2.05%
Ratio of Net Investment Income to Average Net Assets........     8.47%      7.75%      7.20%      7.51%      7.74%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     8.35%      7.64%      7.06%      7.35%      7.55%
Portfolio Turnover Rate.....................................       61%        84%       114%       175%       180%

                                                                                               FOR THE PERIOD
                                                                 YEAR ENDED DECEMBER 31,            MAY 1
                                                              -----------------------------        THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS C)                      2000       1999       1998     DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 10.99    $ 11.53    $ 12.35        $ 11.71
Net Investment Income (Loss)................................     0.88(F)    0.88(F)    0.87           0.61
Net Realized and Unrealized Gains (Losses) on Investments...    (1.25)     (0.53)     (0.66)          0.64
                                                              -------------------------------------------------
Total from Investment Operations............................    (0.37)      0.35       0.21           1.25
                                                              -------------------------------------------------
Dividends from Net Investment Income........................    (0.88)     (0.88)     (0.87)         (0.61)
Distributions from Capital Gains............................       --      (0.01)     (0.16)            --
                                                              -------------------------------------------------
Total Distributions.........................................    (0.88)     (0.89)     (1.03)         (0.61)
                                                              -------------------------------------------------
Net Asset Value End of Period...............................  $  9.74    $ 10.99    $ 11.53        $ 12.35
                                                              -------------------------------------------------
Total Return(D).............................................    (3.49)%     3.09%      1.72%         10.87%(B)
Net Assets End of Period (In Thousands).....................  $ 7,035    $ 6,841    $ 5,392        $ 1,463
Ratio of Expenses to Average Net Assets.....................     1.85%      1.85%      1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.96%      1.96%      1.99%          2.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     8.47%      7.73%      7.27%          6.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     8.36%      7.62%      7.13%          6.68%(A)
Portfolio Turnover Rate.....................................       61%        84%       114%           175%(A)

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS A)                    2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 12.82     $ 13.84     $ 13.95     $ 13.83     $ 13.99
Net Investment Income (Loss)................................     0.55(F)     0.54(F)     0.60        0.63        0.64
Net Realized and Unrealized Gain (Loss) on Investments......     0.78       (0.92)       0.20        0.31       (0.16)
                                                              -------------------------------------------------------
Total from Investment Operations............................     1.33       (0.38)       0.80        0.94        0.48
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................    (0.55)      (0.54)      (0.60)      (0.63)      (0.64)
Distributions from Capital Gains............................       --       (0.10)      (0.31)      (0.19)         --
                                                              -------------------------------------------------------
Total Distributions.........................................    (0.55)      (0.64)      (0.91)      (0.82)      (0.64)
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................  $ 13.60     $ 12.82     $ 13.84     $ 13.95     $ 13.83
                                                              -------------------------------------------------------
Total Return(C).............................................    10.65%      (2.76)%      5.92%       6.96%       3.53%
Net Assets End of Period (In Thousands).....................  $22,240     $21,703     $23,710     $23,695     $28,478
Ratio of Expenses to Average Net Assets.....................     1.10%       1.10%       1.10%       1.22%       1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.36%       1.44%       1.40%       1.60%       1.41%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     4.23%       4.05%       4.30%       4.50%       4.64%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     3.97%       3.71%       4.00%       4.12%       4.48%
Portfolio Turnover Rate.....................................       41%        110%        100%          1%          1%

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS B)                    2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 12.82     $ 13.84     $ 13.95     $ 13.83     $ 13.99
Net Investment Income (Loss)................................     0.48(F)     0.47(F)     0.53        0.55        0.56
Net Realized and Unrealized Gain (Loss) on Investments......     0.78       (0.92)       0.20        0.31       (0.16)
                                                              -------------------------------------------------------
Total from Investment Operations............................     1.26       (0.45)       0.73        0.86        0.40
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................    (0.48)      (0.47)      (0.53)      (0.55)      (0.56)
Distributions from Capital Gains............................       --       (0.10)      (0.31)      (0.19)         --
                                                              -------------------------------------------------------
Total Distributions.........................................    (0.48)      (0.57)      (0.84)      (0.74)      (0.56)
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................  $ 13.60     $ 12.82     $ 13.84     $ 13.95     $ 13.83
                                                              -------------------------------------------------------
Total Return(D).............................................    10.05%      (3.29)%      5.33%       6.36%       2.96%
Net Assets End of Period (In Thousands).....................  $ 6,650     $ 5,640     $ 4,451     $ 2,883     $ 2,037
Ratio of Expenses to Average Net Assets.....................     1.65%       1.65%       1.65%       1.76%       1.80%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................     1.91%       1.99%       1.96%       2.16%       1.96%
Ratio of Net Investment Income to Average Net Assets........     3.68%       3.51%       3.71%       3.94%       4.07%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................     3.42%       3.16%       3.41%       3.54%       3.92%
Portfolio Turnover Rate.....................................       41%        110%        100%          1%          1%

                                                                                                FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,              MAY 1
                                                              ----------------------------          THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS C)                    2000       1999       1998      DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $12.82     $13.84     $13.95          $13.68
Net Investment Income (Loss)................................    0.48(F)    0.47(F)    0.53            0.36
Net Realized and Unrealized Gain (Loss) on Investments......    0.78      (0.92)      0.20            0.46
                                                              --------------------------------------------------
Total from Investment Operations............................    1.26      (0.45)      0.73            0.82
                                                              --------------------------------------------------
Dividends from Net Investment Income........................   (0.48)     (0.47)     (0.53)          (0.36)
Distributions from Capital Gains............................      --      (0.10)     (0.31)          (0.19)
                                                              --------------------------------------------------
Total Distributions.........................................   (0.48)     (0.57)     (0.84)          (0.55)
                                                              --------------------------------------------------
Net Asset Value End of Period...............................  $13.60     $12.82     $13.84          $13.95
                                                              --------------------------------------------------
Total Return(D).............................................    9.96%     (3.23)%     5.34%           6.14%(B)
Net Assets End of Period (In Thousands).....................  $1,577     $1,706     $  777          $  184
Ratio of Expenses to Average Net Assets.....................    1.65%      1.65%      1.65%           1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................    1.91%      1.97%      1.93%           2.34%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    3.68%      3.54%      3.71%           3.99%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................    3.42%      3.22%      3.43%           3.32%(A)
Portfolio Turnover Rate.....................................      41%       110%       100%              1%(A)

                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS A)                          2000         1999         1998        1997        1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
Net Investment Income (Loss)................................      0.06(F)      0.05(F)      0.05        0.05        0.04
                                                              ----------------------------------------------------------
Total from Investment Operations............................      0.06         0.05         0.05        0.05        0.04
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................     (0.06)       (0.05)       (0.05)      (0.05)      (0.04)
                                                              ----------------------------------------------------------
Total Distributions.........................................     (0.06)       (0.05)       (0.05)      (0.05)      (0.04)
                                                              ----------------------------------------------------------
Net Asset Value End of Period...............................  $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                              ----------------------------------------------------------
Total Return................................................      6.05%        4.80%        5.04%       4.69%       4.51%
Net Assets End of Period (In Thousands).....................  $272,225     $204,403     $140,490     $68,466     $59,074
Ratio of Expenses to Average Net Assets.....................      0.56%        0.59%        0.64%       1.00%       1.00%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      0.56%        0.59%        0.64%       1.24%       1.18%
Ratio of Net Investment Income (Loss) to Average Net........      5.91%        4.74%        4.91%       4.59%       4.42%
Assets Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)...........................      5.91%        4.74%        4.91%       4.35%       4.24%

                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS B)                          2000         1999         1998        1997        1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
Net Investment Income (Loss)................................      0.06(F)      0.05(F)      0.05        0.04        0.04
                                                              ----------------------------------------------------------
Total from Investment Operations............................      0.06         0.05         0.05        0.04        0.04
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................     (0.06)       (0.05)       (0.05)      (0.04)      (0.04)
                                                              ----------------------------------------------------------
Total Distributions.........................................     (0.06)       (0.05)       (0.05)      (0.04)      (0.04)
                                                              ----------------------------------------------------------
Net Asset Value End of Period...............................  $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                              ----------------------------------------------------------
Total Return(D).............................................      6.05%        4.80%        5.04%       4.11%       3.94%
Net Assets End of Period (In Thousands).....................  $ 28,096     $ 32,863     $ 10,147     $ 5,980     $ 1,344
Ratio of Expenses to Average Net Assets.....................      0.56%        0.60%        0.64%       1.55%       1.55%
Ratio of Expenses to Average Net Assets (Excluding..........      0.56%        0.60%        0.64%       1.79%       1.73%
Reimbursement) Ratio of Net Investment Income to Average
 (Loss) Net.................................................      5.91%        4.86%        4.91%       4.09%       3.85%
Assets Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)...........................      5.91%        4.86%        4.91%       3.85%       3.68%

                                                                   YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                              ----------------------------------       MAY 1 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS C)                          2000         1999         1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   1.00     $   1.00     $   1.00          $  1.00
Net Investment Income (Loss)................................      0.06(F)      0.05(F)      0.05             0.02
                                                              --------------------------------------------------------
Total from Investment Operations............................      0.06         0.05         0.05             0.02
                                                              --------------------------------------------------------
Dividends from Net Investment Income........................     (0.06)       (0.05)       (0.05)           (0.02)
                                                              --------------------------------------------------------
Total Distributions.........................................     (0.06)       (0.05)       (0.05)           (0.02)
                                                              --------------------------------------------------------
Net Asset Value End of Period...............................  $   1.00     $   1.00     $   1.00          $  1.00
                                                              --------------------------------------------------------
Total Return(D).............................................      6.05%        4.80%        5.04%            2.86%(B)
Net Assets End of Period (In Thousands).....................  $  8,709     $  7,296     $  4,680          $ 1,021
Ratio of Expenses to Average Net Assets.....................      0.56%        0.59%        0.63%            1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................      0.56%        0.59%        0.63%            1.85%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      5.91%        4.76%        4.90%            4.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................      5.91%        4.76%        4.90%            3.85%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Ratio includes expenses paid indirectly.
F Based on average monthly shares outstanding for the period.
G Less than $0.01 per share.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                                 CLASS Y SHARES

                                 APRIL 1, 2002
                             AGGRESSIVE STOCK FUNDS

                              Mid-Cap Growth Fund
                             Multi-Cap Growth Fund
                           Small Company Growth Fund
                            Small Company Value Fund

                                  STOCK FUNDS

                           Capital Appreciation Fund
                                Deep Value Fund
                                  Equity Fund
                               Equity Income Fund
                                  Growth Fund
                             Growth and Income Fund

                               INTERNATIONAL FUND

                           International Growth Fund

                             SECTOR/SPECIALTY FUNDS

                         Global Financial Services Fund
                            Global Health Care Fund
                        Global Socially Responsive Fund
                             Global Technology Fund
                                 Internet Fund
                         Mergers and Acquisitions Fund

                             DOMESTIC HYBRID FUNDS

                                 Balanced Fund
                                  Managed Fund
                           Strategic Allocation Fund

                                  INCOME FUNDS

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund
                               Total Return Fund

                               MONEY MARKET FUND

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

Introduction................................................    1
Mid-Cap Growth Fund.........................................    2
Multi-Cap Growth Fund.......................................    5
Small Company Growth Fund...................................    8
Small Company Value Fund....................................   11
Capital Appreciation Fund...................................   14
Deep Value Fund.............................................   17
Equity Fund.................................................   19
Equity Income Fund..........................................   22
Growth Fund.................................................   25
Growth and Income Fund......................................   28
International Growth Fund...................................   31
Global Financial Services Fund..............................   34
Global Health Care Fund.....................................   37
Global Socially Responsive Fund.............................   40
Global Technology Fund......................................   43
Internet Fund...............................................   46
Mergers and Acquisitions Fund...............................   49
Balanced Fund...............................................   51
Managed Fund................................................   54
Strategic Allocation Fund...................................   57
Government Securities Fund..................................   59
High-Yield Bond Fund........................................   62
Tax-Exempt Income Fund......................................   65
Total Return Fund...........................................   68
Money Market Fund...........................................   70
Additional Information About the Funds' Investments and
  Risks.....................................................   72
Higher-Risk Securities and Practices........................   74
Shareholder Account Information.............................   76
  Class Y Shares............................................   76
  Dealer Compensation.......................................   76
  Purchasing, Redeeming and Exchanging Shares...............   77
Transaction and Account Policies............................   81
  Valuation of Shares.......................................   81
  Execution of Requests.....................................   81
  Telephone Transactions....................................   82
  Exchanges and Redemptions.................................   82
  Share Certificates........................................   82
  Small Accounts............................................   83
  Reports to Shareholders...................................   83
  Dividends, Distributions and Taxes........................   83
Fund Management.............................................   85
  The Investment Advisor....................................   85
  The Fund Managers.........................................   86
Financial Highlights........................................   90

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class Y shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. Further, a Fund's objective may not be changed without shareholder approval.

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Mid-Cap Growth Fund."]

                         ENTERPRISE MID-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities of U.S. companies that have mid-size market capitalizations

                     Fund Manager  Nicholas-Applegate Capital Management

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include mid-sized company stocks

                     Investment Strategies The Mid-Cap Growth Fund primarily invests in companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. mid-sized companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may lend portfolio securities on a short-term or long-term basis up to 30% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2001 which is (41.08).]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      22.62%                                               -34.27%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(2)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Mid-Cap Growth Fund................  Class Y                 (41.08%)              (43.37%)
                                                Return before taxes
                                                Class Y                 (41.08%)              (43.37%)
                                                Return after taxes
                                                on distributions
                                                Class Y                 (25.01)               (34.34%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
Russell 2000 Index(2).........................
                                                                          2.49%                (0.12%)

---------------

(1) Inception date for Class Y is October 31, 2000.
(2) The Russell 2000 Index is an unmanaged index of stocks of 2000 small and mid-cap companies. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         1.86%
                                                                           ----
Total Annual Fund Operating Expenses..............................         2.61%
Less Expense Reimbursement........................................        (1.46%)
                                                                           ----
Net Annual Operating Expenses.....................................         1.15%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $117     $672     $1,254     $2,835
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $117     $672     $1,254     $2,835

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Multi-Cap Growth Fund."]

                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks

                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in mid-capitalization, small-capitalization and/or emerging growth companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance - 2000 (30.09); 2001 (17.05)]

                      (Performance Information Bar Chart)

                  BEST QUARTER(1)                                       WORST QUARTER
                      14.00%                                               -22.48%
                (DECEMBER 31, 2001)                                  (DECEMBER 31, 2000)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
                                                                                     RETURN SINCE INCEPTION(2)
AVERAGE ANNUAL TOTAL RETURNS                                           PAST ONE      -------------------------
(AS OF DECEMBER 31, 2001)                                                YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Multi-Cap Growth Fund(3).............  Class Y               (17.05%)               21.33%
                                                  Return before taxes
                                                  Class Y               (17.05%)               21.02%
                                                  Return after taxes
                                                  on distributions
                                                  Class Y               (10.38%)               17.42%
                                                  Return after taxes
                                                  on distributions
                                                  and sale of Fund
                                                  shares
S&P 500(4)......................................
                                                                        (11.88%)               (5.74%)

---------------

(1) The best quarter since inception was 47.19% for the quarter ending December 31, 1999.
(2) Inception for Class Y shares is July 1, 1999.
(3) A portion of the Fund's returns is attributable to its investment in initial public offerings ("IPO"). There is no guarantee that the Fund will experience substantially similar performance by investing in IPOs.
(4) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.57%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.57%
Less Expense Reimbursement........................................        (0.17%)
                                                                           ----
Net Annual Operating Expenses.....................................         1.40%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $479      $839      $1,853
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $479      $839      $1,853

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Growth Fund."]

                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. These companies have a market capi-talization of up to $1.5 billion. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-2001; 1992 -- 16.69; 1993 -- 25.73;
1994 -- 10.37; 1995 -- 39.56; 1996 -- 27.77; 1997 -- 9.95; 1998 -- (3.76);
1999 -- 48.82; 2000 -- 1.12; 2001 -- (5.25)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      31.04%                                               -24.36%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                             PAST ONE    PAST FIVE    PAST TEN
DECEMBER 31, 2001)                                                           YEAR        YEARS       YEARS
------------------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund..............  Class Y                  (5.25%)     8.58%       15.86%
                                                    Return before taxes
                                                    Class Y                  (5.48%)     7.96%       13.94%
                                                    Return after taxes
                                                    on distributions
                                                    Class Y                  (3.15%)     6.89%       12.69%
                                                    Return after taxes
                                                    on distributions
                                                    and sale of Fund
                                                    shares
Russell 2000(1)...................................
                                                                              2.49%      7.52%       11.51%

---------------

(1) The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.56%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.56%
Less Expense Reimbursement........................................        (0.16%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.40%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $477      $835      $1,843
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $477      $835      $1,843

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Value Fund."]

                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the com-pany's value. These companies have a market capitalization of up to $1.5 billion. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-2001; 1996 -- 11.83; 1997 -- 44.53;
1998 -- 6.13; 1999 -- 16.60; 2000 -- 6.95; 2001 -- 5.10]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      19.21%                                               -16.95%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                           RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE      -------------------------
DECEMBER 31, 2001)                                            YEAR        YEARS                  FUND
----------------------------------------------------------------------------------------------------------------
Enterprise Small Company Value
  Fund.............................  Class Y                   5.10%      14.99%                 13.99%
                                     Return before taxes
                                     Class Y                   4.94%      13.04%                 11.97%
                                     Return after taxes
                                     on distributions
                                     Class Y                   3.10%      11.81%                 10.92%
                                     Return after taxes
                                     on distributions
                                     and sale of Fund
                                     shares
Russell 2000(2)....................
                                                               2.49%       7.52%                 10.90%

---------------

(1) Inception date for Class Y shares is May 24, 1995. Performance reflects annualized return from May 31, 1995 to December 31, 2001.
(2) The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD
FUND SHARES)
---------------------------------------------------------------------

Investment Advisory Fees....................................   0.75%
Distribution and Service (12b-1) Fees.......................   None
Other Expenses..............................................   0.40%
                                                               ----
Total Annual Operating Expenses.............................   1.15%
                                                               ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $117     $365      $633      $1,398
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $117     $365      $633      $1,398

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Capital Appreciation Fund."]

                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics

                     Fund Manager  Marsico Capital Management, LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies

                     Investment Strategies The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental. Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999-2001; 1999 - 40.04; 2000 - (13.77); 2001
- (20.06)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                       WORST QUARTER(1)
                      34.70%                                               -17.94%
                (DECEMBER 31, 1999)                                    (JUNE 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Capital Appreciation Fund..........  Class Y                 (20.06%)                3.59%
                                                Return before taxes
                                                Class Y                 (20.06%)                0.70%
                                                Return after taxes
                                                on distributions
                                                Class Y                 (12.22%)                3.04%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
S&P 500/Barra Growth Index(3).................
                                                                        (12.73%)                2.14%

---------------

(2) Inception date for Class Y shares is May 14, 1998. Performance reflects annualized return from May 31, 1998 to December 31, 2001.
(3) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS Y
------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................     None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.39%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.14%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $116     $362      $628      $1,386
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $116     $362      $628      $1,386

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Deep Value Fund."]

                           ENTERPRISE DEEP VALUE FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments  U.S. common stocks

                     Fund Manager  Wellington Management Company, LLP

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income
                     Investment Strategies The Fund invests primarily in large capitalization companies whose stocks the Fund Manager considers to be undervalued stocks. The Fund may also invest in companies with mid-sized or small market capitalizations. Undervalued or "deep value" stocks are generally those that are out of favor with investors and presently trading at prices that the Fund Manager feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead. The Fund Manager's bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Fund's stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return. The Fund may lend portfolio securities on short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Value stocks involve the risk that they may never reach what the Fund Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued. Because the Fund will invest in stocks whose price/earnings ratios may be below the average of the Russell 1000 Value Index, there is a greater risk that they may not reach what the Fund Manager believes is their full market value. These stocks may also decline further in price. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may be higher or lower than that of other types of funds (such as those emphasizing growth stocks). If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses(1).................................................         2.19%
                                                                           ----
Total Annual Fund Operating Expenses..............................         2.94%
Less Expense Reimbursement........................................        (1.89%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.05%
                                                                           ----

---------------

(1) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $731     $1,381     $3,126
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $731     $1,381     $3,126

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Equity Fund."]

                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Equity Fund invests normally at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the follow-ing characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999-2001; 1999 - 17.89; 2000 - (4.26); 2001
- (18.21)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      24.79%                                               -24.79%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund........................  Class Y                 (18.21%)               (1.52%)
                                                Return before taxes
                                                Class Y                 (18.39%)               (2.27%)
                                                Return after taxes
                                                on distributions
                                                Class Y                 (11.08%)               (1.43%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
S&P 500(2)....................................
                                                                        (11.88%)                2.68%

---------------

(1) Inception for Class Y shares is October 14, 1998. Performance reflects annualized return from October 31, 1998 to December 31, 2001.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.49%
                                                                           ----
Total Annual Operating Expenses...................................         1.24%
Less Expense Reimbursement........................................        (0.09%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.15%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $117     $385      $672      $1,492
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $117     $385      $672      $1,492

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Equity Income Fund."]

                         ENTERPRISE EQUITY INCOME FUND

                     FUND PROFILE

                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return

                     Principal Investments  Dividend-paying U.S. common stocks

                     Fund Manager  1740 Advisers, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999-2001; 1999 - 7.69; 2000 - 5.94; 2001
- (11.44)]

                      (Performance Information Bar Chart)

                  BEST QUARTER(1)                                       WORST QUARTER
                       8.45%                                               -8.96%
                 (MARCH 31, 2000)                                   (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Equity Income Fund.................  Class Y                 (11.44%)               2.90%
                                                Return before taxes
                                                Class Y                 (12.16%)               1.11%
                                                Return after taxes
                                                on distributions
                                                Class Y                  (6.68%)               2.10%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
S&P 500/Barra Value Index(3)..................
                                                                        (11.72%)               5.34%

---------------

(1) The best quarter since inception was 12.35% for the quarter ending December 31, 1998.
(2) Inception date for Class Y shares is January 22, 1998. Performance reflects annualized return from January 31, 1998 to December 31, 2001.
(3) This unmanaged broad-based index is comprised of S&P companies sorted with low price to book ratios. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If it had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.40%
                                                                           ----
Total Annual Operating Expenses...................................         1.15%
Less Expense Reimbursement........................................        (0.10%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.05%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $355      $623      $1,389
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $355      $623      $1,389

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Growth Fund."]

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach.
                     Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1997-2001; 1997 - 32.40; 1998 - 32.09;
1999 - 22.52; 2000 - (7.49); 2001 - (12.94)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      27.52%                                               -15.50%
                (DECEMBER 31, 1998)                                   (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE
DECEMBER 31, 2001)                                            YEAR        YEARS        RETURN SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund.............  Class Y                 (12.94%)     11.53%                 14.15%
                                     Return before taxes
                                     Class Y                 (12.94%)     10.61%                 12.94%
                                     Return after taxes
                                     on distributions
                                     Class Y                  (7.88%)      9.64%                 11.75%
                                     Return after taxes
                                     on distributions
                                     and sale of Fund
                                     shares
S&P 500(2).........................
                                                             (11.88%)     10.70%                 12.81%

---------------

(1) Inception date for Class Y shares is August 8, 1996. Performance reflects annualized return from August 31, 1996 to December 31, 2001.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.29%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.04%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $106     $331      $574      $1,271
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $106     $331      $574      $1,271

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Growth and Income Fund."]

                       ENTERPRISE GROWTH AND INCOME FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies

                     Fund Manager  Retirement System Investors Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies that have the potential to provide dividend income. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-2001; 1992 - 5.11; 1993 - 16.00;
1994 - 5.75; 1995 - 36.20; 1996 - 24.47; 1997 - 27.63; 1998 - 17.08;
1999 - 33.59; 2000 - 0.44; 2001 - (13.90)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      19.50%                                               -13.08%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                             PAST ONE    PAST FIVE    PAST TEN
DECEMBER 31, 2001)                                                           YEAR        YEARS       YEARS
------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund.................  Class Y                 (13.90%)     11.54%      14.20%
                                                    Return before taxes
                                                    Class Y                 (13.98%)     11.30%      13.40%
                                                    Return after taxes
                                                    on distributions
                                                    Class Y                  (8.39%)      9.51%       1.85%
                                                    Return after taxes
                                                    on distributions
                                                    and sale of Fund
                                                    shares
S&P 500(1)........................................
                                                                            (11.88%)     10.70%      12.93%

---------------

(1) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Adviser has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.39%
                                                                           ----
Total Annual Operating Expenses...................................         1.14%
Less Expense Reimbursement........................................        (0.09%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.05%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $353      $619      $1,378
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $353      $619      $1,378

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Growth Fund."]

                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns
                     Investment Strategies The International Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-2001; 1996 - 12.86;
1997 - 5.21;1998 - 14.73; 1999 - 40.39;2000 - (19.53); 2001 - (29.93)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      31.27%                                               -19.83%
                (DECEMBER 31, 1999)                                   (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE
DECEMBER 31, 2001)                                            YEAR        YEARS        RETURN SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
Enterprise International Growth
  Fund.............................  Class Y                 (29.93%)     (0.91%)                2.54%
                                     Return before taxes
                                     Class Y                 (29.93%)     (2.13%)                0.89%
                                     Return after taxes
                                     on distributions
                                     Class Y                 (18.23%)     (0.77%)                1.70%
                                     Return after taxes
                                     on distributions
                                     and sale of Fund
                                     shares
MSCI EAFE Index(2).................
                                                             (21.44%)      0.90%                 1.94%

---------------

(1) Inception date for Class Y shares is July 5, 1995. Performance reflects annualized return from July 31, 1995 to December 31, 2001.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East Index (MSCI EAFE) is an unmanaged index composed of the stocks of approximately 1,032 companies traded on 20 stock exchanges from around the world, excluding the USA, Canada, and Latin America. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.68%
                                                                           ----
Total Annual Operating Expenses...................................         1.53%
Less Expense Reimbursement........................................        (0.13)%
                                                                           ----
Net Annual Fund Operating Expenses................................         1.40%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $471      $822      $1,812
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $471      $822      $1,812

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Financial Services Fund."]

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., LLC

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The Global Financial Services Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of domestic and foreign financial services companies. The Fund normally invests in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i)
derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in common stocks of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is more sensitive to fluctuations in interest rates than the economy as a whole. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999-2001; 1999--(4.51);
2000--22.39;2001--(7.89)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      18.73%                                               -12.40%
               (SEPTEMBER 30, 2000)                                 (SEPTEMBER 30, 1999)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Global Financial Services Fund.....  Class Y                  (7.89%)               8.47%
                                                Return before taxes
                                                Class Y                  (8.96%)               7.36%
                                                Return after taxes
                                                on distributions
                                                Class Y                  (4.28%)               6.47%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
MSCI World Index(2)...........................
                                                                        (16.82%)               2.77%

---------------

(1) Inception for Class Y shares is October 1, 1998.
(2) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Funds' expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.63%
                                                                           ----
Total Annual Operating Expenses...................................         1.48%
Less Expense Reimbursement........................................        (0.18%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.30%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $450      $791      $1,753
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $450      $791      $1,753

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Health Care Fund."]

                       ENTERPRISE GLOBAL HEALTH CARE FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities of domestic and foreign companies in the health care sector

                     Fund Manager  Nicholas-Applegate Capital Management

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global health care sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The Global Health Care Fund normally invests at least 80% of its total assets in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. In analyzing specific companies for possible investment, the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of those factors materially changes. The Fund Manager allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund Manager expects a high portfolio turnover rate of 300% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets, including collateral received for securities lent. Pending a proxy vote, the maximum percentage of portfolio securities that may be lent will increase to 33 1/3%.

Principal Risks The Fund invests primarily in equity securities of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks. Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances. Government regulation may result in increased costs to a company, and scientific and technological advances may result in a company's products becoming obsolete. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2001--(8.15)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      18.96%                                               -21.44%
                  (JUNE 30, 2001)                                     (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Global Health Care Fund............  Class Y                  (8.15%)              (12.39%)
                                                Return before taxes
                                                Class Y                  (8.15%)              (12.39%)
                                                Return after taxes
                                                on distributions
                                                Class Y                  (4.96%)               (9.89%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
MSCI World Index(2)...........................
                                                                        (16.82%)              (17.96%)

---------------

(1) Inception for Class Y shares is October 31, 2000.
(2) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.58%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.58%
Less Expense Reimbursement........................................        (0.18%)
                                                                           ----
Net Annual Operating Expenses.....................................         1.40%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $481      $843      $1,863
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $481      $843      $1,863

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Socially Responsible Fund."]

                   ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

                     FUND PROFILE

                     Investment Objective  Total return

                     Principal Investments Equity securities of companies located in countries that are included in the MSCI World Index that meet the Fund's social and investment criteria

                     Fund Manager  Rockefeller & Co., Inc.

                     Who May Want To Invest Investors who want to make socially responsible investments and want the value of their investment to grow

                     Investment Strategies The Global Socially Responsive Fund invests in equity securities of companies that the Fund Manager believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Fund Manager believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Fund Manager actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The Fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The Fund avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing. The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own growth and/or value stocks depending on their relative attractiveness. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in common stocks located in countries that are included in the MSCI World Index. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. competitors. In addition, information regarding foreign companies may not be as readily available as U.S. companies. Therefore, it may be difficult to determine whether foreign companies meet the same social criteria as U.S. companies. The Fund may be restricted by its focus on socially responsive investing and therefore, the investments that the Fund Manager selects may under perform other investments or the stock markets generally.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2001--(10.28)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       7.44%                                               -14.30%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Global Socially Responsive Fund....  Class Y                 (10.28%)              (10.06%)
                                                Return before taxes
                                                Class Y                 (10.35%)              (10.12%)
                                                Return after taxes
                                                on distributions
                                                Class Y                  (6.26%)               (8.05%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
MSCI World Index(2)...........................
                                                                        (16.82%)              (17.97%)

---------------

(1) Inception for Class Y shares is September 29, 2000. Performance reflects annualized returns from September 30, 2000 to December 31, 2001.
(2) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

FEES AND EXPENSES

The table below describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.90%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         2.73%
                                                                           ----
Total Annual Fund Operating Expenses..............................         3.63%
Less Expense Reimbursements.......................................        (2.33%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.30%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $896     $1,680     $3,737
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $896     $1,680     $3,737

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Technology Fund."]

                       ENTERPRISE GLOBAL TECHNOLOGY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock, issued by domestic and foreign companies primarily engaged in technology-related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in a diversified portfolio of domestic and foreign companies in the major subsectors of the technology sector, including firms in the computer, communications, video, electronics, office and factory automation and robotics sectors as well as Internet, intranet and other e-commerce enterprises. The Fund may be appropriate for investors who are looking to invest over the long-term, who are able to ride out market swings, and who are looking to invest in a diversified foreign stock portfolio focused on a particular stock market segment. The Fund alone cannot provide a balanced investment program.

Investment Strategies The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies engaged in technology and technology-related industries. The Fund considers companies engaged in technology and technology-related industries as companies that are engaged in the research, design, development, and manufacturing of products that utilize new, creative or innovative technologies to gain a strategic advantage in their industries, as well as companies that provide and service those technologies. The Fund may invest in domestic and foreign companies. There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Fund may also purchase and sell options and forward currency exchange contracts. The Fund Manager selects portfolio securities by evaluating a company's positioning or business model and may consider its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in common stocks of foreign companies. As a result, the Fund is subject to the risk that the stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile and less liquid than investments in U.S. markets because there is less public information available about foreign companies. Diplomatic, political or economic developments may cause foreign investments to lose money. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting or financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Additional restrictions may be imposed under emergency conditions. Because the Fund concentrates in a single industry sector, its performance is largely dependent on this sector's performance which may differ from that of the overall stock market. Both foreign and domestic technology-related companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. Some technology-related companies are subject to severe market share and price competition. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects. Investments in initial public offerings may result in increased transactions costs and expenses, distributions and the realization of short-term capital gains. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2001--(47.02)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      21.48%                                               -37.10%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Global Technology Fund...............  Class Y               (47.02%)              (54.00%)
                                                  Return before taxes
                                                  Class Y               (47.02%)              (54.00%)
                                                  Return after taxes
                                                  on distributions
                                                  Class Y               (28.63%)              (41.30%)
                                                  Return after taxes
                                                  on distributions
                                                  and sale of Fund
                                                  shares
MSCI World Index(2).............................
                                                                        (16.82%)              (18.06%)

---------------

(1) Inception for Class Y shares is June 30, 2000.
(2) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

FEES AND EXPENSES

The table below describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         0.00%
Other Expenses....................................................         1.20%
                                                                           ----
Total Annual Fund Operating Expenses..............................         2.20%
Less Expense Reimbursements.......................................        (0.75%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.45%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148     $616     $1,111     $2,475
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148     $616     $1,111     $2,475

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Internet Fund."]

                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, intranet and other "high tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet and intranet and other "high tech" related activities

                     Investment Strategies The Internet Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies related to the Internet and intranet. The Fund considers companies related to the Internet and intranet to include companies that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange that are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2000-2001; 2000--(50.84); 2001--(33.65)]

                      (Performance Information Bar Chart)

                  BEST QUARTER(1)                                       WORST QUARTER
                      29.05%                                               -47.30%
                (DECEMBER 31, 2001)                                  (DECEMBER 31, 2000)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Internet Fund(3)...................  Class Y                 (33.65%)                1.95%
                                                Return before taxes
                                                Class Y                 (33.65%)                1.73%
                                                Return after taxes
                                                on distributions
                                                Class Y                 (20.50%)                1.59%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
S&P 500 Fund(4)...............................
                                                                        (11.88%)               (5.74%)

---------------

(1) The best quarter since inception was 75.46% for the quarter ending December 31, 1999.
(2) Inception for Class Y shares is July 1, 1999.
(3) A portion of the Fund's returns is attributable to its investment in initial public offerings ("IPO"). There is no guarantee that the Fund will experience substantially similar performance by investing in IPOs.
(4) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.66%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.66%
Less Expense Reimbursements.......................................        (0.21%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.45%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148     $503      $882      $1,948
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148     $503      $882      $1,948

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Mergers and Acquisitions Fund."]
                    ENTERPRISE MERGERS AND ACQUISITIONS FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Domestic equity securities

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and want to diversify their overall portfolio with an investment in a specialty fund that invests in companies that could be subject to a takeover
                     Investment Strategies The Fund Manager will purchase shares of companies believed to be likely acquisition targets within 12 to 18 months. In addition, the Fund Manager will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Fund Manager, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Fund Manager may invest in small, mid and large capitalization stocks. The Fund Manager expects a high portfolio turnover rate of 150% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in small, mid and large-capitalization companies, it is riskier than funds that invest in only large-capitalization companies since small and mid-capitalization companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. The Fund is subject to the risk that the potential private market value of the Fund's stocks will not be realized or that certain of the transactions to which some of the Fund's investments are a part may not be completed, or may be renegotiated or terminated, which may result in losses to the Fund. The investment policies of the Fund may lead to a higher portfolio turnover rate that could increase the Fund's expenses, generate more tangible short-term gains for shareholders and could negatively impact the Fund's performance. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.90%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses(1).................................................         0.64%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.54%
Less Expense Reimbursement........................................        (0.09%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.45%
                                                                           ----

---------------

(1) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148     $478      $831      $1,827
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148     $478      $831      $1,827

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Balanced Fund."]

                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow and also want to receive income on their investment

                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 2000-2001; 2000 - (0.25); 2001--(3.98)]

                      (Performance Information Bar Chart)

                  BEST QUARTER(1)                                       WORST QUARTER
                       6.03%                                               -8.65%
                (DECEMBER 31, 2001)                                   (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Balanced Fund......................  Class Y                  (3.98%)                1.33%
                                                Return before taxes
                                                Class Y                  (4.68%)                0.49%
                                                Return after taxes
                                                on distributions
                                                Class Y                  (2.42%)                0.65%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
S&P 500(3)....................................
                                                                        (11.88%)               (5.74%)

---------------

(1) The best quarter since inception was 10.94% for the quarter ending December 31, 1999.
(2) Inception date for Class Y shares is July 1, 1999.
(3) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.72%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.47%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $150     $465      $803      $1,757
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $150     $465      $803      $1,757

On November 15, 2001, the Board of Directors of Enterprise Group of Funds, Inc. approved the reorganization of the Balanced Fund with the Growth Fund (the "Reorganization"). The Reorganization will allow shareholders of the Balanced Fund to pursue a similar investment objective within a larger Fund, which has the potential to offer economies of scale and other benefits. It is anticipated that the Balanced Fund's shareholders will receive in exchange for their Fund shares, shares of the Growth Fund of the same value. The Reorganization is subject to a number of conditions, including receipt of shareholder approval. It is anticipated that a Shareholders' Meeting will be held in the first quarter of 2002 to consider the Reorganization. Fund shareholders will receive information about the Reorganization in a proxy statement/prospectus relating to the Shareholders' Meeting.

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Managed Fund."]

                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Manager Wellington Management Company, LLP Sanford C. Bernstein & Co., LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Managers'
evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Managers believe that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Managers deem it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. The Fund is managed by two Fund Managers, each of which is allocated cash flows into and out of the Fund on a 50/50 basis. The Fund Manager expects a high portfolio turnover rate of 100% or more.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y Shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-2001; 1996--22.63; 1997--21.60; 1998--7.20;
1999--7.94; 2000--0.83; 2001--(11.36)]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                      13.55%                                               -16.38%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE
DECEMBER 31, 2001)                                            YEAR        YEARS        RETURN SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund............  Class Y                 (11.36%)      4.69%                  8.23%
                                     Return before taxes
                                     Class Y                 (11.36%)      3.03%                  6.65%
                                     Return after taxes
                                     on distributions
                                     Class Y                  (6.92%)      3.63%                  6.54%
                                     Return after taxes
                                     on distributions
                                     and sale of Fund
                                     shares
S&P 500 Index (2)..................                          (11.88%)     10.70%                 13.57%

---------------

(1) Inception date for Class Y shares is July 5, 1995. Performance reflects annualized return from July 31, 1995 to December 31, 2001.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.38%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.13%
Less Expense Reimbursements.......................................        (0.08%)
                                                                           ----
Net Annual Operating Expenses.....................................         1.05%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $351      $615      $1,367
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $351      $615      $1,367

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Strategic Allocation Fund."]

                      ENTERPRISE STRATEGIC ALLOCATION FUND

                     FUND PROFILE

                     Investment Objective Total return, consisting of long-term capital appreciation and current income

                     Principal Investments Domestic equity securities and U.S. Treasury notes and bills

                     Fund Manager  Brinson Advisors, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving income

                     Investment Strategies The Fund Manager allocates the Fund's assets between a stock portion that is designed to track the S&P 500 Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Fund Manager bases the allocation upon the recommendation of its Strategic Allocation Model and reallocates on the first business day of each month.
The stock portion of the Fund is designed to track the S&P 500 Index and is given greater weight in periods of anticipated strong market performance than in weak, reallocating assets to U.S. Treasury notes or bills when a potential bear market or a prolonged market downturn is projected. The Model can recommend stock allocations of 95%, 70%, 45%, 20% or 0%. The Model employs a bond risk premium determination in deciding whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. The Fund Manager may use options and futures to adjust the Fund's exposure to different asset classes or to maintain exposure to stocks and U.S. Treasury notes while maintaining a balance in cash for Fund management purposes. The Fund Manager may also use these instruments to reduce the risk of adverse price movements when investing Fund inflows to facilitate trading and to reduce transaction costs. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks Because the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a risk of investing in the Fund. As for the Fund's fixed income investments, there is the risk that their value will generally fall as interest rates rise. The Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. However, the Fund's performance generally will not be identical to the Index because of the allocation between the stock portion and fixed income portion, as well as because of fees and expenses that the Fund bears, and daily purchases and redemptions of Fund shares. The Strategic Allocation Model involves the risk that it may not correctly predict the times to shift the Fund's assets from one type of investment to another. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives also involve the risk of the Fund's losing more than the principal invested. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         1.16%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.91%
Less Expense Reimbursement........................................        (0.86%)
                                                                           ----
Net Annual Fund Operating Expenses................................         1.05%
                                                                           ----

---------------

(1) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $517
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $517

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund."]

                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Conservative investors who want to receive income from their investment
                     Investment Strategies The Government Securities Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include Fannie Mae and Freddie Mac. To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds in other securities, generally at the then prevailing lower interest rate. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-2001; 1998--7.30; 1999--1.04;
2000--11.28;
2001--8.07]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       4.83%                                               -0.48%
               (SEPTEMBER 30, 2001)                                    (JUNE 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Government Securities Fund.........  Class Y                   8.07%                 6.95%
                                                Return before taxes
                                                Class Y                   5.72%                 4.47%
                                                Return after taxes
                                                on distributions
                                                Class Y                   4.88%                 4.31%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
Lehman Brothers Intermediate Government Bond
  Index(2)....................................
                                                                          8.42%                 6.92%

---------------

(1) Inception date for Class Y shares is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 2001.
(2) This unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.60%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.32%
                                                                           ----
Total Annual Operating Expenses...................................         0.92%
Less Expense Reimbursement........................................        (0.07%)
                                                                           ----
Net Annual Fund Operating Expenses................................         0.85%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $286      $502      $1,125
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $286      $502      $1,125

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund."]

                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want To Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing

                     Investment Strategies The High-Yield Bond Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are below investment grade. The Fund generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by
Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. The Fund Manager expects a high portfolio turnover rate in excess of 100%.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-2001; 1998--2.58; 1999--4.30;
2000--(2.52); 2001--6.32]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       6.19%                                               -5.72%
                (DECEMBER 31, 2001)                                 (SEPTEMBER 30, 1998)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond Fund...............  Class Y                  6.32%                  3.36%
                                                Return before taxes
                                                Class Y                  2.76%                 (0.25%)
                                                Return after taxes
                                                on distributions
                                                Class Y                  3.83%                  0.91%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
Lehman Brothers High Yield BB Index(2)........
                                                                        11.90%                  6.02%

---------------

(1) Inception date for Class Y shares is July 25, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 2001.
(2) This is an unmanaged broad-based index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.60%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.40%
                                                                           ----
Total Annual Operating Expenses...................................         1.00%
Less Expense Reimbursement........................................        (0.15%)
                                                                           ----
Net Annual Fund Operating Expenses................................         0.85%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $303      $538      $1,211
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $303      $538      $1,211

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund."]

                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment

                     Investment Strategies The Tax-Exempt Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income tax. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund generally invests in investment grade municipal securities. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics. Pending a proxy vote, the Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999-2001; 1999 -- (2.32); 2000 -- 11.15;
2001 -- 3.56]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       4.61%                                               -1.92%
                (DECEMBER 31, 2000)                                    (JUNE 30, 1999)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE
DECEMBER 31, 2001)                                                       YEAR        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income Fund.............  Class Y                   3.56%                 3.93%
                                                Return before taxes
                                                Class Y                   3.56%                 3.70%
                                                Return after taxes
                                                on distributions
                                                Class Y                   3.89%                 3.99%
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
Lehman Brothers Municipal Bond Index(2).......
                                                                          5.13%                 4.72%

---------------

(1) Inception date for Class Y shares is November 17, 1998. Performance reflects annualized return from November 30, 1998 to December 31, 2001.
(2) This unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2003, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.50%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.38%
                                                                           ----
Total Annual Operating Expenses...................................         0.88%
Less Expense Reimbursement........................................        (0.23%)
                                                                           ----
Net Annual Fund Operating Expenses................................         0.65%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $66      $258      $465      $1,063
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $66      $258      $465      $1,063

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Total Return Fund."]

                          ENTERPRISE TOTAL RETURN FUND

                     FUND PROFILE

                     Investment Objective  Total return

                     Principal Investments Intermediate maturity fixed income securities

                     Fund Manager  Pacific Investment Management Company, LLC

                     Who May Want To Invest Income oriented investors with capital appreciation as a secondary investment consideration

                     Investment Strategies The Total Return Fund invests primarily in a diversified portfolio of fixed income instruments of varying maturities. These instruments will be primarily investment grade debt securities, but may include high yield securities, known as "junk bonds," rated CCC to BB by S&P, Caa to Ba by Moody's, or, if unrated, determined by the Fund Manager to be of comparable quality. Junk bonds may comprise no more than 20% of the Fund's total assets. In selecting fixed income securities, the
Fund Manager will use various techniques, including economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting and other securities selection techniques. The Fund's performance will be measured against the Lehman Brothers U.S. Universal Index. This Index is designed to capture a broad range of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as junk bonds, Eurobonds, illiquid securities and emerging market debt. The Fund may invest in any of the components of the index. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamental for a particular sector or security. The Fund may invest up to 30% of its assets in securities denominated in foreign currencies and without limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. For risk management purposes or as part of its investment strategy, the Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund Manager expects a high portfolio turnover rate of 100% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks The Fund's fixed income instruments may fluctuate in value based upon changes in interest rates, market conditions and investor confidence. As interest rates rise, the value of the instruments will tend to decrease. This risk will be greater for long-term securities than for short-term securities. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives also involve the risk of the Fund's losing more than the principal amount invested. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. Generally, the lower the rating of a security, the higher its degree of credit risk. Because the Fund may invest in high-yield securities, it may be subject to greater levels of interest rate, credit and liquidity risk. An economic downturn or period of rising interest rates could adversely affect the market for these securities. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. Also, because the Fund may invest in high-yield securities, it may be subject to greater levels of interest rate, credit and liquidity risk. An economic downturn or period of rising interest rates could adversely affect the market for these securities. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS Y
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.65%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses(1).................................................         0.69%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.34%
Less Expense Reimbursement........................................        (0.44%)
                                                                           ----
Net Annual Fund Operating Expenses................................         0.90%
                                                                           ----

---------------

(1) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $92      $381
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $92      $381

[Picture Description: Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund."]

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with an emphasis on preservation of capital

                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook on the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-2001; 1998--5.04; 1999--4.80; 2000--6.05;
2001--3.71]

                      (Performance Information Bar Chart)

                   BEST QUARTER                                         WORST QUARTER
                       1.57%                                                0.47%
                (DECEMBER 31, 2001)                                  (DECEMBER 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement ac-counts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      RETURN SINCE INCEPTION(1)
DECEMBER 31, 2001)                                                       YEAR        -------------------------
--------------------------------------------------------------------------------------------------------------
Enterprise Money Market Fund..................  Class Y                  3.71%                 4.91%
IBC Taxable Money Market Index(2).............
                                                                         3.68%                 4.83%

---------------

(1) Inception date for Class Y shares is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 2001.
(2) This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.35%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses....................................................         0.27%
                                                                           ----
Total Annual Fund Operating Expenses..............................         0.62%
                                                                           ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $63      $199      $346       $774
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $63      $199      $346       $774

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS

AGGRESSIVE STOCK, STOCK, INTERNATIONAL, SECTOR/SPECIALTY AND DOMESTIC HYBRID FUNDS' INVESTMENTS

     The table below shows the Aggressive Stock, Stock, International, Specialty/Sector and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

X = Types of securities in which a Fund invests.

                                                                       SECTOR/SPECIALTY FUNDS
                                                GLOBAL     GLOBAL     GLOBAL                               MERGERS
                                               FINANCIAL   HEALTH    SOCIALLY      GLOBAL                    AND
                                               SERVICES     CARE    RESPONSIVE   TECHNOLOGY   INTERNET   ACQUISITIONS
U.S. Stocks*                                       X         X          X            X           X            X
Foreign Stocks                                     X         X          X            X
Bonds


                                                          AGGRESSIVE
                                                            STOCK      INTERNATIONAL    STOCK    DOMESTIC HYBRID
U.S. Stocks*                                                  X              X            X             X
Foreign Stocks                                                               X                          X
Bonds                                                                                                   X

---------------

* Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $10 billion. Medium capitalization companies generally have market capitalizations ranging from $1.5 billion to $10 billion. Small capitalization companies generally have market capitalizations of $1.5 billion or less. However, there may be some overlap among capitalization categories. The Stock Funds and Domestic Hybrid Funds intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Growth Fund intends to invest primarily in stocks of medium capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statements of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal; however, the Managed Fund may invest in securities ordinarily used by other funds for defensive purposes as part of its main investment strategy.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                                                            GOVERNMENT   HIGH-YIELD   TAX-EXEMPT   TOTAL
                                                            SECURITIES      BOND        INCOME     RETURN
U.S. Government Securities                                      X                                    X
Lower Rated Corporate Debt Securities -- Junk Bonds*                         X                       X
Mortgage-Backed Securities                                      X
Municipal Securities                                                                      X
Foreign Debt Securities                                                                              X

---------------

* In the case of the High-Yield Bond Fund, "junk bond" refers to any security rated lower than "Baa" by Moody's. If a Moody's rating is not available, the bond must be rated lower than "BBB" by Standard & Poor's. In the case of the Total Return Fund, "junk bond" refers to any security rated CCC up to BB by Standard & Poor's or Caa to Ba by Moody's; if unrated, then the Fund Manager must determine that the security is of comparable quality.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

INITIAL PUBLIC OFFERINGS ("IPOS")

     Some of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact on Funds with small asset bases. There is no guarantee that as those Funds' assets grow they will continue to experience substantially similar performance by investing in IPOs.

                      HIGHER-RISK SECURITIES AND PRACTICES

The following pages discuss the risks associated with certain types of higher-risk securities in which the Funds may invest and certain higher-risk practices in which the Funds might engage. The Statement of Additional Information provides information about these and other higher-risk securities and practices.

FOREIGN SECURITIES. Each of the Funds, except the Money Market Fund, might invest in foreign securities. These are some of the risks in owning foreign securities:

- Currency Fluctuation Risk. When a Fund invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Fund in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Fund's investments could decline as a result.

- Social, Political and Economic Risk. The countries where some of the Funds may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Fund might invest and might disrupt the financial markets of a country in which a Fund has holdings.

- Regulation Risk. The countries where some of the Funds may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.

- Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser and Fund Manager will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

- Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

- Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Fund to sell a security at a time or price desired.

- Emerging Securities Markets Risk. To the extent that the Funds invest in countries with emerging markets, the foreign securities risk are magnified since these countries may have unstable coverage and less established market.

HIGH RISK/YIELD SECURITIES. Each of the Funds, except the Balanced Fund and the Strategic Allocation Fund, may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:

- Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.

- Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Fund to sell a security at a time or price desired.

ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds, except the Money Market Fund, may invest in illiquid and restricted securities.

- Illiquid Securities. These are securities that a Fund cannot sell on an open market. This means that a Fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.

- Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements under which a Fund purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Funds may not be able to sell the security at the desired time.

HEDGING. Each of the Funds, except the Money Market Fund, may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.

- Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A purchased call option gives the holder the right to purchase the underlying asset from the writer of the option. A purchased put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from the holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Fund to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of certain puts, for prices higher or, in the case of certain calls, for prices lower than current market values.

- Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.

  - Foreign currency transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.

SHORT SALES. The Funds may engage in covered short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.

In a covered short sale, a Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities shorted.

SECURITIES LENDING. The Mid-Cap Growth, Deep Value, Global Health Care, Mergers and Acquisitions, Strategic Allocation and Total Return Funds may lend portfolio securities. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at the desirable price. Pending the outcome of a proxy vote, all Funds will be able to lend portfolio securities with a value of up to 33 1/3% of a Fund's total assets, including collateral received for securities lent.

ACTIVE PORTFOLIO TRADING. The Mid-Cap Growth, Global Health Care, Mergers and Acquisitions, Managed, High-Yield Bond and Total Return Funds may have high turnover rates that are more likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Funds' performance.

                        SHAREHOLDER ACCOUNT INFORMATION

CLASS Y SHARES

     Each Fund offers Class Y shares through this Prospectus for the minimum initial purchase amount of $1,000,000. Class Y shares do not bear a sales charge, distribution or service fee. Class Y shares are offered exclusively for sale to institutional investors, including banks, savings institutions, trust companies, insurance companies, investment companies registered under the Investment Company Act of 1940, Section 501(c)3 entities, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund, Inc. ("RS Fund"), employees of Enterprise Capital Management, the Advisor to the Funds, direct referrals of Fund Managers or Evaluation Associates, Inc. ("EAI") or other financial institutional buyers. Certain wrap account clients of broker/dealers, former RS Fund shareholders, employees of the Advisor to the Funds and direct referrals of Fund Managers or EAI are offered Class Y shares at a lower minimum purchase amount.

DEALER COMPENSATION

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell a significant number of shares.

     In addition to distribution and service fees paid the Funds under plans of distribution for Class Y, the Distributor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp. and Trusted Securities Advisors Corp.) and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how those who qualify to purchase Y class shares may purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund appropriate for you             Be sure to read this prospectus carefully.
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks will not be accepted.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. If
                                                  you are not subject to the minimum investment requirement of
                                                  $1,000,000, as long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in
                                                  another Fund or you may open a new account with $100 or
                                                  more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Traditional IRA, Roth
                                                  IRA, Coverdell Education Savings Account, other retirement plans funded by shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee. If you would like to find out more about these plans, please
                                                  contact the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be withdrawn, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64121-9731                    - the redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                    registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds In General                  The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to any bank. If you authorize the Transfer Agent to accept
                                                  telephone wire requests, any authorized person may make such requests at 1-800-368-3527. However, on a telephone request, your proceeds may be wired only to a bank previously
                                                  designated by you in writing. If you have authorized
                                                  expedited wire redemption, shares can be sold and the
                                                  proceeds sent by federal wire transfer to a single,
                                                  previously designated bank account. Otherwise, proceeds
                                                  normally will be sent to the designated bank account the
                                                  following business day. To change the name of the single
                                                  designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The Funds process sales through a systematic
                                                  withdrawal plan on the 15th day of the month or the
                                                  following business day if the 15th is not a business day.
                                                  Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the
                                                  designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the
                                                  shares redeemed, sales for the purpose of making such
                                                  payments may reduce or even exhaust the account. The Funds may amend the terms of a systematic withdrawal plan on 30
                                                  days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange.                                     No CDSC will be charged upon the exchange of shares, but in the case of shares held one month or less (other than shares acquired through reinvestment of dividends or other
                                                  distributions and excluding redemptions or exchanges from
                                                  the Money Market Fund and redemptions made through a
                                                  Systematic Withdrawal Plan) for exchanges or redemptions of a value of $25,000 or more, a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the
                                                  remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may
                                                  disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Fund will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date
                                                  for shares held in your account.
                                                  If you are not subject to the minimum investment requirement of $1,000,000, and your exchange results in the opening of a new account in a Fund, you are subject to the minimum
                                                  investment requirement of $1,000. Original investments in
                                                  the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 219731                               - the account name(s) and address,
    Kansas City, MO 64121-9731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged, and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the net asset value. When you redeem your shares, you receive the net asset value. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

     The Funds calculate net asset value after the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

     If market quotations are not readily available or do not accurately reflect fair value for a security, such security may be valued at its fair value, as determined by methods approved by the Board of Directors. A fund may use fair value pricing if, for example, a security's value is affected by a significant event that occurs after the close of the primary exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur with domestic securities as well. For example, if a significant event occurs after the close of a foreign security's primary exchange, but prior to the calculation of the Fund's net asset value, the Fund may adjust the security's closing price on the primary exchange to reflect the fair valuation of the security after the significant event.

     Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized to par over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     Because Class Y shares are not subject to any distribution or service fees, the net asset value per share of the Class Y shares will generally be higher than the net asset value per share of Class A, Class B and Class C shares of each Fund, except following payment of dividends and distributions.

EXECUTION OF REQUESTS

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by the close of regular trading on each day the New York Stock Exchange is open. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions reserves the right to refuse any exchange order that could involve actual or potential harm to the Fund.

     If you redeem or exchange shares of a Fund (excluding redemptions or exchanges from the Money Market Fund and redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) for exchanges or redemptions of a value of $25,000 or more, a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The fund will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

REPORTS TO SHAREHOLDERS

     Every year the Funds will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Funds will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct the Funds or your financial adviser otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains and declares and pays dividends of net investment income, if any, annually. The following Funds declare daily and pay monthly dividends of net investment income: Government Securities Fund, High-Yield Bond Fund, Tax-Exempt Income Fund, Total Return Fund and Money Market Fund.

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. It is expected that distributions from the Income Funds (other than exempt interest dividends paid by the Tax-Exempt Income Fund) and the Money Market Fund generally will be taxed as ordinary income. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the ordinary income dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is currently 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal

Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 31 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust and Enterprise International Group of Funds. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326-1022.

     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 2000 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.

                                                              FEE (AS A PERCENTAGE OF
NAME OF FUND                                                    AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------
Mid-Cap Growth Fund.........................................           0.75%
Multi-Cap Growth Fund.......................................           1.00%
Small Company Growth Fund...................................           1.00%
Small Company Value Fund....................................           0.75%
Capital Appreciation Fund...................................           0.75%
Deep Value Fund.............................................           0.75%
Equity Fund.................................................           0.75%
Equity Income Fund..........................................           0.75%
Growth Fund.................................................           0.75%
Growth and Income Fund......................................           0.75%
International Growth Fund...................................           0.85%
Global Financial Services Fund..............................           0.85%
Global Health Care Fund.....................................           1.00%
Global Socially Responsive Fund.............................           0.90%
Global Technology Fund......................................           1.00%
Internet Fund...............................................           1.00%
Mergers and Acquisitions Fund...............................           0.90%
Balanced Fund...............................................           0.75%
Managed Fund................................................           0.75%
Strategic Allocation Fund...................................           0.75%
Government Securities Fund..................................           0.60%
High-Yield Bond Fund........................................           0.60%
Tax-Exempt Income Fund......................................           0.50%
Total Return Fund...........................................           0.65%
Money Market Fund...........................................           0.35%

THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $600 billion for all clients, including The Enterprise Group of Funds.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Mid-Cap Growth Fund                    Nicholas-Applegate was organized as a  Day-to-day management of this Fund is
                                         partnership in 1984. As of December    performed by an investment management
  Nicholas-Applegate Capital Management  31, 2001, it had $25.4 billion under   team.
  ("Nicholas-Applegate")                 management. Usual investment minimum
  600 West Broadway                      is $10 million for an institutional
  San Diego, CA 92101                    account.
  Multi-Cap Growth Fund                  Alger has been an investment adviser   Fred Alger and Dave Hyun are the
                                         since 1964. As of December 31, 2001,   individuals responsible for the
  Fred Alger Management, Inc.            total assets under management for all  day-to- day management of the Fund.
  ("Alger")                              clients were approximately $13.6       Mr. Alger founded Alger in 1964 and
  30 Montgomery Street                   billion. Usual investment minimum is   has served as Chairman since then.
  Jersey City, NJ 07302                  $5 million.                            Since 2001, he has also served as
                                                                                President. Mr. Hyun has been employed
                                                                                by Alger since 2001 as Executive Vice
                                                                                President and Portfolio Manager. From
                                                                                2000-2001, Mr. Hyun served as a
                                                                                Portfolio Manager at Oppenheimer
                                                                                Funds. Mr. Hyun previously served at
                                                                                Alger from 1991-1997 as an analyst
                                                                                and as Senior Vice President and
                                                                                Portfolio Manager.
  Small Company Growth Fund              Witter has provided investment         William D. Witter, President of
                                         counseling since 1977. As of December  Witter, and Paul B. Phillips,
  William D. Witter, Inc.                31, 2001, total assets under           Managing Director of Witter, are
  ("Witter")                             management for all clients were $1.7   responsible for the day-to- day
  One Citicorp Center                    billion. Usual investment minimum is   management of the Fund. They have
  153 East 53rd Street                   $1 million.                            decades combined experience in the
  New York, New York 10022                                                      investment industry. Mr. Witter and
                                                                                Mr. Phillips have been employed in
                                                                                their present positions by Witter
                                                                                since 1977 and 1996, respectively.
                                                                                Mr. Phillips previously worked at
                                                                                Bankers Trust Company from 1965 to
                                                                                1995, serving as Senior Portfolio
                                                                                Manager from 1986 to 1995.
  Small Company Value Fund               GAMCO's predecessor, Gabelli &         Mario J. Gabelli has served as Chief
                                         Company, Inc., was founded in 1977.    Investment Officer of GAMCO since its
  Gabelli Asset Management Company       As of December 31, 2001, total assets  inception in 1977 and is responsible
  ("GAMCO")                              under management for all clients were  for the day-to-day management of the
  One Corporate Center                   $23 billion. Usual investment minimum  Fund. He has more than 29 years'
  Rye, New York 10580                    is $1 million.                         experience in the investment
                                                                                industry.
  Capital Appreciation Fund              The Board of Directors named Marsico   Thomas F. Marsico is responsible for
                                         Fund Manager effective November 1,     the day-to-day management of the
  Marsico Capital Management, LLC        1999. Marsico has been providing       Fund. He has more than 20 years of
  ("Marsico")                            investment counseling since 1997. As   investment industry experience. He
  1200 17th Street Suite 1300            of December 31, 2001, total assets     founded Marsico in 1997 and has
  Denver, Colorado 80202                 under management for all clients were  served as Marsico's Chairman and
                                         approximately $11.9 billion. Usual     Chief Investment Officer since then.
                                         investment minimum is $100 million.    Immediately before founding Marsico,
                                                                                he previously served as Portfolio
                                                                                Manager for Janus Capital Corporation
                                                                                from 1986 to 1997.
  Deep Value Fund                        Wellington Management has provided     Wellington Management uses a team of
                                         investment counseling services since   analysts that specialize in value
  Wellington Management Company, LLP     1928, and as of December 31, 2001,     oriented investing led by John R.
  ("Wellington Management")              had assets under management for all    Ryan. John R. Ryan, CFA, Senior Vice
  75 State Street                        clients of over $311 billion. The      President and Managing Partner of
  Boston, Massachusetts 02109            usual separate account investment is   Wellington Management, is responsible
                                         generally $20 million.                 for day-to- day management of the
                                                                                Fund. He has been a portfolio manager
                                                                                at Wellington Management since
                                                                                joining the firm in 1981.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Equity Fund                            The Board of Directors named TCW Fund  Glen E. Bickerstaff is responsible
                                         Manager effective November 1, 1999.    for the day-to-day management of the
  TCW Investment Management Company      TCW was founded in 1971 and as of      Fund and is a Managing Director of
  ("TCW")                                December 31, 2001, TCW and its         TCW, which he joined in May of 1998
  865 South Figueroa Street              affiliated companies had               in that position. He has more than 19
  Suite 1800                             approximately $75 billion under        years of investment industry
  Los Angeles, California 90017          management. Usual investment minimum   experience, and he previously served
                                         for equity accounts is $100 million.   as Senior Portfolio Manager and Vice
                                                                                President for Transamerica Investment
                                                                                Services immediately before joining
                                                                                TCW from 1987 to 1988.
  Equity Income Fund                     1740 Advisers has been providing       John V. Rock, President and Director
                                         investment counseling since 1971.      of 1740 Advisers, is responsible for
  1740 Advisers, Inc.                    1740 Advisers is an affiliate of the   the day-to-day investment management
  ("1740 Advisers")                      Advisor. Total assets under            of the Fund and has more than 35
  1740 Broadway                          management for 1740 Advisers as of     years' experience in the investment
  New York, New York 10019               December 31, 2001, were approximately  industry. He has served as President
                                         $1.1 billion. Usual investment         of 1740 Advisers since 1974.
                                         minimum is $20 million.
  Growth Fund                            Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell, Inc.                predecessor of the Growth Fund, since  Caldwell, is responsible for the
  ("Montag & Caldwell")                  the Fund was organized in 1968.        day-to- day investment management of
  3455 Peachtree Road, N.E.              Montag & Caldwell and its              the Growth Fund and has more than 30
  Suite 1200                             predecessors have been engaged in the  years' experience in the investment
  Atlanta, Georgia 30326-3248            business of providing investment       industry. He has been President of
                                         counseling to individuals and          Montag & Caldwell for more than 16
                                         institutions since 1945. Total assets  years.
                                         under management for all clients were
                                         approximately $24.1 billion as of
                                         December 31, 2001. Usual investment
                                         minimum is $40 million.
  Growth and Income Fund                 RSI has served as Fund Manager for     James P. Coughlin, President and
                                         Retirement System Fund Inc. Core       Chief Investment Officer of RSI, is
  Retirement System Investors Inc.       Equity Fund, the predecessor of The    responsible for the day-to-day
  ("RSI")                                Growth and Income Fund, since that     management of the Fund and has more
  317 Madison Avenue                     Fund was organized in 1991. RSI has    than 30 years' experience in the
  New York, New York 10017               been engaged in providing investment   investment industry. He has served as
                                         advisory services since 1983. Total    President and Chief Investment
                                         assets under management for RSI were   Officer of RSI since 1989.
                                         $1.0 billion as of December 31, 2001.
  International Growth Fund              Vontobel has provided investment       Fabrizio Pierallini, Senior Vice
                                         counseling since 1984. Vontobel's      President and Managing Director of
  Vontobel USA Inc.                      assets under management for all        International Investments is
  ("Vontobel")                           clients were $1.6 billion as of        responsible for the day-to- day
  450 Park Avenue                        December 31, 2001. Usual investment    management of the Fund. Mr.
  New York, New York 10022               minimum is $10 million.                Pierallini has been employed by
                                                                                Vontobel since 1994 as Senior Vice
                                                                                President and Managing Director. He
                                                                                previously served as associate
                                                                                director/ portfolio manager for the
                                                                                Swiss Bank and has more than 20 years
                                                                                experience in the investment
                                                                                industry.
  Global Financial Services Fund         Sanford Bernstein was established in   The day-to-day management of this
                                         2000 as successor to Sanford C.        Fund is performed by Sanford
  Sanford C. Bernstein & Co., LLC        Bernstein & Co., Inc., which was       Bernstein's International Value
  ("Sanford Bernstein")                  established in 1967. As of September   Equity Policy Group, chaired by
  1345 Avenue of the Americas            30, 2001, Sanford C. Bernstein had     Andrew S. Adelson, who has more than
  New York, New York 10105               $10 billion in assets under            20 years' experience in the
                                         management. Usual investment minimum   investment industry. He joined
                                         is $5 million.                         Sanford Bernstein in 1980 and has
                                                                                served as Chief Investment Officer of
                                                                                International Value Equities since
                                                                                2000. Prior to that, he served as
                                                                                Chief Investment Officer of
                                                                                International Investment Services
                                                                                since 1990.
  Global Health Care Fund                Nicholas-Applegate was organized as a  Day-to-day management of this Fund is
                                         partnership in 1984. As of December    performed by an investment management
  Nicholas-Applegate                     31, 2001, it had $25.4 billion under   team.
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $10 million for an institutional
                                         account.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Global Socially Responsive Fund        Rockefeller was incorporated in 1979   Farha-Joyce Haboucha, Co-director of
                                         and as of December 31, 2001, had $3.8  Socially Responsive Investments is
  Rockefeller & Co., Inc.                billion under management. Usual        responsible for the day-to-day
  ("Rockefeller")                        investment minimum is $10 million for  management of the Fund. Ms. Haboucha
  30 Rockefeller Plaza,                  separately managed accounts and $5     has been employed by Rockefeller
  54th floor                             million for pooled investment          since 1997 as a Senior Portfolio
  New York, New York 10112               vehicles.                              Manager. Before joining Rockefeller,
                                                                                she previously served for 10 years as
                                                                                a Senior Portfolio Manager and
                                                                                Co-director of Socially Responsive
                                                                                Investment Services at Neuberger &
                                                                                Berman and has more than 18 years
                                                                                experience in the investment
                                                                                industry.
  Global Technology Fund                 Alger has been an investment advisor   Fred Alger and Dan Chung are the
                                         since 1964. As of December 31, 2001,   individuals responsible for the
  Alger                                  total assets under management for all  day-to- day management of the Fund.
  30 Montgomery Street                   clients were approximately $13.6       Mr. Alger founded Alger in 1964 and
  Jersey City, NJ 07302                  billion. Usual investment minimum is   has served as Chairman since then.
                                         $5 million.                            Since 2001, he has also served as
                                                                                President. Mr. Chung has been
                                                                                employed by Alger since 1994. Since
                                                                                2001, Mr. Chung has served as Chief
                                                                                Investment Officer and previously
                                                                                served as Executive Vice President.
  Internet Fund                          Alger has been an investment advisor   Fred Alger and Dan Chung are the
                                         since 1964. As of December 31, 2001,   individuals responsible for the
  Alger                                  total assets under management for all  day-to- day management of the Fund.
  30 Montgomery Street                   clients were approximately $13.6       Mr. Alger founded Alger in 1964 and
  Jersey City, NJ 07302                  billion. Usual investment minimum is   has served as Chairman since then.
                                         $5 million.                            Since 2001, he has also served as
                                                                                President. Mr. Chung has been
                                                                                employed by Alger since 1994 as
                                                                                Senior Vice President and Senior
                                                                                Analyst. Since 2001, Mr. Chung has
                                                                                served as Chief Investment Officer
                                                                                and previously served as Executive
                                                                                Vice President.
  Mergers and Acquisitions Fund          GAMCO's predecessor, Gabelli &         Mario J. Gabelli has served as Chief
                                         Company, Inc., was founded in 1977.    Investment Officer of GAMCO since its
  GAMCO                                  As of March 31, 2001, total assets     inception in 1977 and is responsible
  One Corporate Center                   under management for all clients were  for the day-to-day management of the
  Rye, New York 10580                    $23.0 billion. Usual investment        Fund. He has more than 29 years'
                                         minimum is $1 million.                 experience in the investment
                                                                                industry.
  Balanced Fund                          Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell 3455 Peachtree       predecessor of the Growth Fund, since  Caldwell and Helen M. Donahue,
  Road, N.E.                             the Fund was organized in 1968.        Assistant Vice President, are
  Suite 1200                             Montag & Caldwell and its              responsible for the day-to-day
  Atlanta, Georgia 30326-3248            predecessors have been engaged in the  investment management of the Balanced
                                         business of providing investment       Fund. They have more than 36 years'
                                         counseling to individuals and          combined experience in the investment
                                         institutions since 1945. Total assets  industry. Mr. Canakaris has been under management for all clients were  President of Montag & Caldwell for
                                         approximately $24.1 billion as of      more than 16 years. Ms. Donahue has
                                         December 31, 2001. Usual investment    served as Assistant Vice President
                                         minimum is $40 million.                since 1997 and immediately prior to
                                                                                that served as Senior Consultant at
                                                                                Ernst & Young, L.L.P. in 1997. She
                                                                                was the Assistant Vice President of
                                                                                Legg Mason Capital Management from
                                                                                1991-1996.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Managed Fund                           The two Fund Managers are allocated    James Rullo, a partner of Wellington
                                         cash flows into and out of the Fund    Management who has 14 years of
  Wellington Management                  on a 50/50 basis. Wellington           experience in the investment
  75 State Street                        Management has provided investment     industry, is responsible for
  Boston, Massachusetts 02109            counseling services since 1928, and    day-to-day management of the Fund. He
  and                                    as of December 31, 2001, had assets    has been a partner with Wellington
  Sanford Bernstein                      under management for all clients of    Management since 1994. Day-to-day
  1345 Avenue of the Americas            over $311 billion. The usual minimum   management of Sanford Bernstein's
  New York, New York 10105               for separate account investment is     portion of the Fund will be handled
                                         generally $20 million. Sanford         by Sanford Bernstein's Structured
                                         Bernstein was established in 2000 as   Equities Investment Policy Group,
                                         successor to Sanford C. Bernstein &    chaired by Steven Pisarkiewicz, who
                                         Co., Inc., which was established in    has 15 years of experience in the
                                         1967. As of September 30, 2001,        investment industry. He joined
                                         Sanford & Bernstein had $10 billion    Sanford Bernstein in 1989 and assumed
                                         in assets under management. Usual      his current position as Chief
                                         investment minimum is $5 million.      Investment Officer for Structured
                                                                                Equity Services in 1998. He
                                                                                previously served as Managing
                                                                                Director of Institutional Services
                                                                                from 1991-1997 and as Senior
                                                                                Portfolio Manager for U.S. Equity
                                                                                investment group from 1997-1998.
  Strategic Allocation Fund              Brinson Advisors is the successor to   T. Kirkham Barneby is responsible for
                                         Mitchell Hutchins Asset Management     day-to-day management of the Fund. He
  Brinson Advisors, Inc.                 Inc. ("Mitchell Hutchins"), which has  is a Managing Director and Chief
  ("Brinson Advisors")                   provided investment counseling for     Investment Officer of quantitative
  51 West 52nd Street                    over 50 years. As of November 30,      investments of Brinson Advisors and
  New York, New York 10019               2001, assets under management were     has held these positions since 1995.
                                         $79.1 billion. Usual account minimum   Prior to that, he worked at Vantage
                                         is $100 million.                       Global Management for one year and at
                                                                                Mitchell Hutchins for eight years as
                                                                                a Senior Vice President. He has 29
                                                                                years experience.
  Government Securities Fund             The firm was founded in 1971 and as    Philip A. Barach and Jeffrey E.
                                         of March 31, 2001, TCW and its         Gundlach, Managing Directors of TCW
  TCW                                    affiliated companies had               are responsible for the day-to-day
  865 South Figueroa Street              approximately $80 billion under        investment management of the Fund and
  Suite 1800                             management or committed for            have more than 37 years' combined
  Los Angeles, California 90017          management in various fiduciary        experience in the investment
                                         advisory capacities. Usual investment  industry. They have served as
                                         minimum for fixed income accounts is   Managing Directors since they joined
                                         $35 million.                           TCW in 1987 and 1985, respectively.
  High-Yield Bond Fund                   Caywood-Scholl has provided            James Caywood, Managing Director and
                                         investment advice with respect to      Chief Investment Officer of Caywood-
  Caywood-Scholl Capital Management      high- yield, low grade fixed income    Scholl, is responsible for the
  ("Caywood-Scholl")                     instruments since 1986. As of          day-to-day management of the Fund. He
  4350 Executive Drive, Suite 125        December 31, 2001, assets under        has more than 30 years' investment
  San Diego, California 92121            management for all clients were        industry experience. He joined
                                         approximately $1.5 billion. Usual      Caywood-Scholl in 1986 as Managing
                                         investment minimum is $1 million.      Director and Chief Investment Officer
                                                                                and has held those positions since
                                                                                1986.
  Tax-Exempt Income Fund                 MBIA has provided investment           Sue Voltz is responsible for
                                         counseling services since 1987. As of  day-to-day management of the Fund.
  MBIA Capital Management Corp.          December 31, 2001, assets under        She joined MBIA as Director and
  ("MBIA")                               management for all clients were        Portfolio Manager and has held those
  113 King Street                        approximately $27.8 billion. Usual     positions since joining the firm in
  Armonk, New York 10504                 investment minimum is $10 million.     1994. Prior to joining MBIA, she
                                                                                served as Assistant Vice President,
                                                                                Portfolio Manager and Analyst at Dean
                                                                                Witter InterCapital Inc. from
                                                                                1991-1994. She has 18 years
                                                                                investment experience.
  Total Return Fund                      PIMCO has provided investment          William H. Gross leads a team that
                                         counseling since 1971. As of December  manages the Fund. He is a Managing
  Pacific Investment Management          31, 2001, assets under management      Director, Chief Investment Officer
  Company, LLC                           were $241.3 billion. Usual account     and a founding partner of PIMCO. He
  ("PIMCO")                              minimum is $75 million.                has been with PIMCO since 1971.
  840 Newport Center Drive, Suite 300
  Newport Beach, CA 92660

                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

     The financial highlights table is intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). Except as indicated, this information has been audited by PricewaterhouseCoopers LLP, independent auditors. The Fund's financial statements and the independent auditors' report thereon are in the Annual Report, which may be obtained without charge by calling the Fund at 800-368-3527. The financial highlights for the Strategic Allocation Fund and Total Return Fund are not provided because these Funds have been in operation for under six months. Financial Highlights for 2001 will be included in a 485(b) filing.

                                                               FOR THE PERIOD
                                                                  10/31/00
ENTERPRISE MID-CAP GROWTH FUND (CLASS Y)                      THROUGH 12/31/00
------------------------------------------------------------------------------
Net asset value beginning of period.........................      $ 10.00
Net investment income (loss)................................        (0.02)(F)
Net realized and unrealized gain (loss) on investments......        (1.24)
                                                              ----------------
Total from investment operations............................        (1.26)
                                                              ----------------
Dividends from net investment income........................           --
Distributions from capital gains............................           --
                                                              ----------------
Total distributions.........................................           --
                                                              ----------------
Net asset value end of period...............................      $  8.74
                                                              ----------------
Total return................................................       (12.60)%(B)
Net assets end of period (in thousands).....................      $   117
Ratio of expenses to average net assets.....................         1.15%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................        14.76%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.32)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................       (13.93)%(A)
Portfolio turnover rate.....................................           17%(B)

                                                                 YEAR ENDED           FOR THE PERIOD
ENTERPRISE MULTI-CAP GROWTH FUND (CLASS Y)                    DECEMBER 31, 2000   7/1/99 THROUGH 12/31/99
---------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 13.76                $  5.00
Net investment income (loss)................................         (0.09)(F)              (0.02)(F)
Net realized and unrealized gain (loss) on investments......         (4.05)                  8.99
                                                              -------------------------------------------
Total from investment operations............................         (4.14)                  8.97
                                                              -------------------------------------------
Dividends from net investment income........................            --                     --
Distributions from capital gains............................            --                  (0.21)
                                                              -------------------------------------------
Total distributions.........................................            --                  (0.21)
                                                              -------------------------------------------
Net asset value end of period...............................       $  9.62                  13.76
                                                              -------------------------------------------
Total return................................................        (30.09)%               179.66%(B)
Net assets end of period (in thousands).....................       $   609                $   641
Ratio of expenses to average net assets.....................          1.40%                  1.40%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................          1.46%                  2.42%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         (0.67)%                (0.51)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         (0.73)%                (1.54)%(A)
Portfolio turnover rate.....................................           127%                    32%

                                                             YEAR ENDED
                                                            DECEMBER 31,                     FOR THE PERIOD
                                                ------------------------------------        OCTOBER 1 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS Y)   2000          1999           1998          DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period...          $33.56        $22.55         $23.43              $ 26.62
Net investment income (loss)...                  (0.28)(F)     (0.23)(F)      (0.23)(F)            (0.07)
Net realized and unrealized gain (loss) on
 investments....                                  0.48         11.24          (0.65)               (2.57)
                                                -------------------------------------------------------------
Total from investment operations...               0.20         11.01          (0.88)               (2.64)
                                                -------------------------------------------------------------
Dividends from net investment income...             --            --             --                   --
Distributions from capital gains...              (2.37)           --             --                (0.55)
                                                -------------------------------------------------------------
Total distributions...                           (2.37)           --             --                (0.55)
                                                -------------------------------------------------------------
Net asset value end of period...                $31.39        $33.56         $22.55              $ 23.43
                                                -------------------------------------------------------------
Total return....                                  1.12%        48.82%         (3.76)%              (9.92)%(B)
Net assets end of period (in thousands)...      $9,350        $9,296         $9,084              $13,540
Ratio of expenses to average net assets...        1.40%         1.40%          1.40%                1.40%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)...                     1.52%         1.84%          2.15%                1.96%(A)
Ratio of net investment income (loss) to
 average net assets...                           (0.82)%       (0.93)%        (1.03)%              (1.12)%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)...                               (0.94)%       (1.37)%        (1.78)%              (1.68)%(A)
Portfolio turnover rate...                          53%           62%           151%                  24%

                                                      YEAR ENDED
                                                    SEPTEMBER 30,
                                                ----------------------
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS Y)   1997           1996
----------------------------------------------  ----------------------
Net asset value beginning of period...          $ 25.08        $19.05
Net investment income (loss)...                   (0.13)        (0.17)
Net realized and unrealized gain (loss) on
 investments....                                   3.73          7.62
                                                ----------------------
Total from investment operations...                3.60          7.45
                                                ----------------------
Dividends from net investment income...              --            --
Distributions from capital gains...               (2.06)        (1.42)
                                                ----------------------
Total distributions...                            (2.06)        (1.42)
                                                ----------------------
Net asset value end of period...                $ 26.62        $25.08
                                                ----------------------
Total return....                                  16.24%        42.07%
Net assets end of period (in thousands)...      $15,355        $6,609
Ratio of expenses to average net assets...         1.84%         1.96%
Ratio of expenses to average net assets
 (excluding reimbursement)...                      3.08%         3.46%
Ratio of net investment income (loss) to
 average net assets...                            (1.30)%       (1.43)%
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)...                                (2.54)%       (2.93)%
Portfolio turnover rate...                          158%           78%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS Y)                  2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 8.73     $ 8.06     $ 7.81     $ 5.77     $ 5.43
Net investment income (loss)................................    0.03(F)    0.02(F)    0.01(F)    1.45       0.01
Net realized and unrealized gain (loss) on investments......    0.52       1.30       0.46       1.12       0.63
                                                              --------------------------------------------------
Total from investment operations............................    0.55       1.32       0.47       2.57       0.64
                                                              --------------------------------------------------
Dividends from net investment income........................      --         --         --         --         --
Distributions from capital gains............................   (1.19)     (0.65)     (0.22)     (0.53)     (0.30)
                                                              --------------------------------------------------
Total distributions.........................................   (1.19)     (0.65)     (0.22)     (0.53)     (0.30)
                                                              --------------------------------------------------
Net asset value end of period...............................  $ 8.09     $ 8.73     $ 8.06     $ 7.81     $ 5.77
                                                              --------------------------------------------------
Total return................................................    6.95%     16.60%      6.13%     44.53%     11.83%
Net assets end of period (in thousands).....................  $  851     $  619     $  277     $  119     $1,926
Ratio of expenses to average net assets.....................    1.10%      1.18%      1.30%      1.30%      1.30%
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    1.10%      1.18%      1.39%      1.85%      1.92%
Ratio of net investment income (loss) to average net
 assets.....................................................    0.31%      0.23%      0.06%      2.74%      0.35%
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    0.31%      0.23%     (0.02)%     2.19%     (0.27)%
Portfolio turnover rate.....................................      71%        46%        33%(A)     63%       144%

                                                                    YEAR ENDED
                                                                   DECEMBER 31,                FOR THE PERIOD
                                                              ----------------------              5/14/98
ENTERPRISE CAPITAL APPRECIATION (CLASS Y)                      2000           1999            THROUGH 12/31/98
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 47.14        $ 38.79               $40.71
Net investment income (loss)................................    (0.07)(F)      (0.28)(F)            (0.15)(F)
Net realized and unrealized gain (loss) on investments......    (5.52)         15.57                 5.34
                                                              ------------------------------------------------
Total from investment operations............................    (5.59)         15.29                 5.19
                                                              ------------------------------------------------
Dividends from net investment income........................       --             --                   --
Distributions from capital gains............................    (6.71)         (6.94)               (7.11)
                                                              ------------------------------------------------
Total distributions.........................................    (6.71)         (6.94)               (7.11)
                                                              ------------------------------------------------
Net asset value end of period...............................  $ 34.84        $ 47.14               $38.79
                                                              ------------------------------------------------
Total return................................................   (13.77)%        40.04%               14.08%(B)
Net assets end of period (in thousands).....................  $   532        $   428               $  204
Ratio of expenses to average net assets.....................     1.08%          1.07%                1.05%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................     1.08%          1.07%                1.05%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    (0.19)%        (0.69)%              (0.51)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    (0.19)%        (0.69)%              (0.51)%(A)
Portfolio turnover rate.....................................      140%           170%                  76%(A)

ENTERPRISE DEEP VALUE FUND (CLASS Y)
------------------------------------------------------------------------------
Net asset value beginning of period.........................
Net investment income (loss)................................
Net realized and unrealized gain (loss) on investments......
Total from investment operations............................
Dividends from net investment income........................
Distributions from capital gains............................
Total distributions.........................................
Net asset value end of period...............................
Total return................................................
Net assets end of period (in thousands).....................
Ratio of expenses to average net assets.....................
Ratio of expenses to average net assets (excluding
 reimbursement).............................................
Ratio of net investment income (loss) to average net
 assets.....................................................
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................
Portfolio turnover rate.....................................

                                                                   YEAR ENDED
                                                                  DECEMBER 31,                FOR THE PERIOD
                                                              ---------------------              10/14/98
ENTERPRISE EQUITY FUND (CLASS Y)                               2000          1999            THROUGH 12/31/98
-------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 7.26        $ 6.43                $ 5.86
Net investment income (loss)................................   (0.03)(F)    0.01(F)                 0.01
Net realized and unrealized gains (losses) on investments...   (0.26)         1.13                  0.63
                                                              -----------------------------------------------
Total from investment operations............................   (0.29)         1.14                  0.64
                                                              -----------------------------------------------
Dividends from net investment income........................      --            --                 (0.04)
Distributions from net realized capital gains...............   (0.12)        (0.31)                (0.03)
                                                              -----------------------------------------------
Total distributions.........................................   (0.12)        (0.31)                (0.07)
                                                              -----------------------------------------------
Net asset value end of period...............................  $ 6.85        $ 7.26                $ 6.43
                                                              -----------------------------------------------
Total return................................................   (4.26)%       17.89%                10.93%(B)
Net assets end of period (in thousands).....................  $  376        $  161                $   57
Ratio of expenses to average net assets.....................    1.15%         1.15%                 1.13%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    1.37%         2.15%                 2.26%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................   (0.43)%        0.21%                 1.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................   (0.65)%       (0.79)%               (0.11)%(A)
Portfolio turnover rate.....................................      27%          176%                   35%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                   YEAR ENDED
                                                                  DECEMBER 31,                FOR THE PERIOD
                                                              ---------------------              1/22/98
ENTERPRISE EQUITY INCOME FUND (CLASS Y)                        2000          1999            THROUGH 12/31/98
-------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $27.46        $26.87                $26.25
Net investment income (loss)................................    0.33(F)       0.34(F)               0.47
Net realized and unrealized gain (loss) on investments......    1.11          1.70                  2.69
                                                              -----------------------------------------------
Total from investment operations............................    1.44          2.04                  3.16
                                                              -----------------------------------------------
Dividends from net investment income........................   (0.34)        (0.33)                (0.48)
Distributions from capital gains............................   (2.86)        (1.12)                (2.06)
                                                              -----------------------------------------------
Total distributions.........................................   (3.20)        (1.45)                (2.54)
                                                              -----------------------------------------------
Net asset value end of period...............................  $25.70        $27.46                $26.87
                                                              -----------------------------------------------
Total return................................................    5.94%         7.69%                12.26%(B)
Net assets end of period (in thousands).....................  $  125        $  153                $  112
Ratio of expenses to average net assets.....................    1.05%         1.05%                 1.05%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    1.07%(A)      1.07%                 1.13%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    1.28%         1.20%                 1.79%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    1.26%         1.18%                 1.72%(A)
Portfolio turnover rate.....................................      33%           32%                   31%(A)

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS Y)                               2000        1999       1998           1997           1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 25.06     $ 21.41    $ 17.02        $ 13.12        $ 11.96
Net investment income (loss)................................     0.01(F)    (0.02)(F)   (0.02)(F)     (0.02)            --
Net realized and unrealized gain (loss) on investments......    (1.91)       4.80       5.45           4.27           1.90
                                                              ------------------------------------------------------------
Total from investment operations............................    (1.90)       4.78       5.43           4.25           1.90
                                                              ------------------------------------------------------------
Dividends from net investment Income........................       --          --         --             --             --
Distributions from capital gains............................    (2.06)      (1.13)     (1.04)         (0.35)         (0.74)
                                                              ------------------------------------------------------------
Total distributions.........................................    (2.06)      (1.13)     (1.04)         (0.35)         (0.74)
                                                              ------------------------------------------------------------
Net asset value end of period...............................  $ 21.10     $ 25.06    $ 21.41        $ 17.02        $ 13.12
                                                              ------------------------------------------------------------
Total return................................................    (7.49)%     22.52%     32.09%         32.40%         15.91%(B)
Net assets end of period (in thousands).....................  $66,749     $86,826    $60,640        $44,596        $ 2,339
Ratio of expenses to average net assets.....................     0.96%       0.95%      1.03%          0.97%(E)       1.10%(AE)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................     0.96%       0.95%      1.03%          0.97%(E)       1.10%(AE)
Ratio of net investment income (loss) to average net
 assets.....................................................     0.03%      (0.07)%    (0.13)%        (0.10)%         0.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................     0.03%      (0.07)%    (0.13)%        (0.10)%         0.04%(A)
Portfolio turnover rate.....................................       65%         38%        28%            22%            30%(A)

'

                                                                                                                YEAR ENDED
                                                          YEAR ENDED DECEMBER 31,        FOR THE PERIOD        SEPTEMBER 30,
                                                       -----------------------------    OCTOBER 1 THROUGH    -----------------
ENTERPRISE GROWTH AND INCOME FUND (CLASS Y)             2000       1999       1998      DECEMBER 31, 1997     1997       1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period..................  $ 38.91    $ 29.13    $ 25.24         $ 25.73         $ 20.11    $16.69
Net investment income (loss).........................     0.23(F)    0.14(F)    0.29            0.06            0.35      0.21
Net realized and unrealized gain (loss) on
 investments.........................................    (0.06)      9.65       4.00            0.02            6.18      3.45
                                                       -----------------------------------------------------------------------
Total from investment operations.....................     0.17       9.79       4.29            0.08            6.53      3.66
                                                       -----------------------------------------------------------------------
Dividends from net investment Income.................       --         --      (0.17)          (0.11)          (0.20)    (0.24)
Distributions from capital gains.....................       --      (0.01)     (0.23)          (0.46)          (0.71)       --
                                                       -----------------------------------------------------------------------
Total distributions..................................       --      (0.01)     (0.40)          (0.57)          (0.91)    (0.24)
                                                       -----------------------------------------------------------------------
Net asset value end of period........................  $ 39.08    $ 38.91    $ 29.13         $ 25.24         $ 25.73    $20.11
                                                       -----------------------------------------------------------------------
Total return.........................................     0.44%     33.59%     17.08%           0.31%(B)       33.55%    22.21%
Net assets end of period (in thousands)..............  $16,892    $17,116    $18,310         $15,542         $15,428    $8,865
Ratio of expenses to average net assets..............     1.05%      1.05%      1.05%           1.05%(A)        0.99%     0.97%
Ratio of expenses to average net assets (excluding
 reimbursement)......................................     1.09%      1.18%      1.48%           1.68%(A)        2.20%     2.05%
Ratio of net investment income (loss) to average net
 assets..............................................     0.58%      0.41%      0.89%           0.96%(A)        0.88%     1.23%
Ratio of net investment income (loss) to average net
 assets (excluding reimbursement)....................     0.54%      0.29%      0.45%           0.33%(A)        0.33%     0.15%
Portfolio turnover rate..............................       10%         3%         5%              1%(A)          16%       18%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS Y)                 2000            1999            1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 23.82         $ 18.88         $ 16.71       $ 17.10       $16.07
Net investment income (loss)................................    (0.06)(F)       (0.03)(F)        0.14          0.17         0.14
Net realized and unrealized gain (loss) on investments......    (4.58)           7.40            2.32          0.72         1.92
                                                              -------------------------------------------------------------------
Total from investment operations............................    (4.64)           7.37            2.46          0.89         2.06
                                                              -------------------------------------------------------------------
Dividends from net investment income........................       --           (0.25)          (0.14)        (0.15)       (0.16)
Distributions from capital gains............................    (0.77)          (2.18)          (0.15)        (1.13)       (0.87)
                                                              -------------------------------------------------------------------
Total distributions.........................................    (0.77)          (2.43)          (0.29)        (1.28)       (1.03)
                                                              -------------------------------------------------------------------
Net asset value end of period...............................  $ 18.41         $ 23.82         $ 18.88       $ 16.71       $17.10
                                                              -------------------------------------------------------------------
Total return................................................   (19.53)%         40.39%          14.73%         5.21%       12.86%
Net assets end of period (in thousands).....................  $20,515         $20,738         $13,379       $10,986       $8,828
Ratio of expenses to average net assets.....................     1.39%           1.48%           1.55%         1.55%        1.55%
Ratio of expenses to average net assets (excluding
 reimbursement).............................................     1.39%           1.48%           1.66%         1.66%        1.75%
Ratio of net investment income (loss) to average net
 assets.....................................................     0.30%          (0.14)%          0.75%         0.95%        1.03%
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................     0.30%          (0.14)%          0.64%         0.84%        0.84%
Portfolio turnover rate.....................................       66%            131%             52%           27%          24%

                                                                    YEAR ENDED
                                                                   DECEMBER 31,               FOR THE PERIOD
                                                              -----------------------         10/1/98 THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS Y)            2000            1999              12/31/98
-------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 5.59          $ 6.05              $ 5.00
Net investment income (loss)................................    0.08(F)         0.10(F)             0.01
Net realized and unrealized gain (loss) on investments......    1.17           (0.38)               1.04
                                                              -----------------------------------------------
Total from investment operations............................    1.25           (0.28)               1.05
                                                              -----------------------------------------------
Dividends from net investment income........................   (0.07)          (0.06)                 --
Distributions from capital gains............................   (0.13)          (0.12)                 --
                                                              -----------------------------------------------
Total distributions.........................................   (0.20)          (0.18)                 --
                                                              -----------------------------------------------
Net asset value end of period...............................  $ 6.64          $ 5.59              $ 6.05
                                                              -----------------------------------------------
Total return................................................   22.39%          (4.51)%             21.00%(B)
Net assets end of period (in thousands).....................  $6,770          $5,477              $5,697
Ratio of expenses to average net assets.....................    1.30%           1.30%               1.30%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    1.65%           2.57%               5.09%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    1.36%           1.63%               0.61%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    1.01%           0.36%              (3.18)%(A)
Portfolio turnover rate.....................................      26%             16%                  2%

                                                               FOR THE PERIOD
                                                                  10/31/00
ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS Y)                  THROUGH 12/31/00
------------------------------------------------------------------------------
Net asset value beginning of period.........................       $10.00
Net investment income (loss)................................         0.00(F)
Net realized and unrealized gain (loss) on investments......        (0.67)
                                                                   ------
Total from investment operations............................        (0.67)
                                                                   ------
Dividends from net investment income........................           --
Distributions from capital gains............................           --
                                                                   ------
Total distributions.........................................           --
                                                                   ------
Net asset value end of period...............................       $ 9.33
                                                                   ------
Total return................................................        (6.70)%(B)
Net assets end of period (in thousands).....................       $  281
Ratio of expenses to average net assets.....................     1.40%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         8.20%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.03)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (6.83)%(A)
Portfolio turnover rate.....................................           34%(B)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                               FOR THE PERIOD
                                                                  9/29/00
ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND (CLASS Y)          THROUGH 12/31/00
------------------------------------------------------------------------------
Net asset value beginning of period.........................       $10.00
Net investment income (loss)................................         0.12(F)
Net realized and unrealized gain (loss) on investments......        (0.36)
                                                              ----------------
Total from investment operations............................        (0.24)
                                                              ----------------
Dividends from net investment income........................           --
Distributions from capital gains............................           --
                                                              ----------------
Total distributions.........................................           --
                                                              ----------------
Net asset value end of period...............................       $ 9.76
                                                              ----------------
Total return................................................        (2.40)%(B)
Net assets end of period (in thousands).....................       $   98
Ratio of expenses to average net assets.....................         1.30%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................        12.58%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         1.59%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (9.70)%(A)
Portfolio turnover rate.....................................           16%(B)

------------------------------------------------------------
Net asset value beginning of period.........................
Net investment income (loss)................................
Net realized and unrealized gain (loss) on investments......
Total from investment operations............................
Dividends from net investment income........................
Distributions from capital gains............................
Total distributions.........................................
Net asset value end of period...............................
Total return................................................
Net assets end of period (in thousands).....................
Ratio of expenses to average net assets.....................
Ratio of expenses to average net assets (excluding
 reimbursement).............................................
Ratio of net investment income (loss) to average net
 assets.....................................................
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................
Portfolio turnover rate.....................................

                                                              FOR THE PERIOD
                                                                 6/30/00
                                                                 THROUGH
ENTERPRISE GLOBAL TECHNOLOGY FUND (CLASS Y)                      12/31/00
----------------------------------------------------------------------------
Net asset value beginning of period.........................     $ 10.00
Net investment income (loss)................................       (0.09)(F)
Net realized and unrealized gain (loss) on investments......       (4.04)
                                                              --------------
Total from investment operations............................       (4.13)
                                                              --------------
Dividends from net investment income........................          --
Distributions from capital gains............................          --
                                                              --------------
Total distributions.........................................          --
                                                              --------------
Net asset value end of period...............................     $  5.87
                                                              --------------
Total return................................................      (41.30)%(B)
Net assets end of period (in thousands).....................     $   367
Ratio of expenses to average net assets.....................        1.45%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................        1.89%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................       (0.97)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................       (1.41)%(A)
Portfolio turnover rate.....................................         105%(B)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                                        FOR THE PERIOD
                                                                                            7/1/99
                                                                 YEAR ENDED                THROUGH
ENTERPRISE INTERNET FUND (CLASS Y)                            DECEMBER 31, 2000            12/31/99
------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 31.82                 $ 10.00
Net investment income (loss)................................         (0.34)(F)               (0.06)(F)
Net realized and unrealized gain (loss) on investments......        (15.78)                  22.23
                                                              ----------------------------------------
Total from investment operations............................        (16.12)                  22.17
                                                              ----------------------------------------
Dividends from net investment income........................            --                      --
Distributions from capital gains............................         (0.10)                  (0.35)
                                                              ----------------------------------------
Total distributions.........................................         (0.10)                  (0.35)
                                                              ----------------------------------------
Net asset value end of period...............................       $ 15.60                 $ 31.82
                                                              ----------------------------------------
Total return................................................        (50.84)%                221.79%(B)
Net assets end of period (in thousands).....................       $   605                 $ 1,381
Ratio of expenses to average net assets.....................          1.39%                   1.45%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................          1.39%                   1.79%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         (1.16)%                 (0.68)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         (1.16)%                 (1.02)%(A)
Portfolio turnover rate.....................................           256%                     31%

                                                                                        FOR THE PERIOD
                                                                                            7/1/99
                                                                 YEAR ENDED                THROUGH
ENTERPRISE BALANCED FUND (CLASS Y)                            DECEMBER 31, 2000            12/31/99
------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 5.36                  $  5.00
Net investment income (loss)................................         0.11(F)                  0.05(F)
Net realized and unrealized gain (loss) on investments......        (0.12)                    0.34
                                                              ----------------------------------------
Total from investment operations............................        (0.01)                    0.39
                                                              ----------------------------------------
Dividends from net investment income........................        (0.10)                   (0.03)
Distributions from capital gains............................        (0.05)                      --
                                                              ----------------------------------------
Total distributions.........................................        (0.15)                   (0.03)
                                                              ----------------------------------------
Net asset value end of period...............................       $ 5.20                  $  5.36
                                                              ----------------------------------------
Total return................................................        (0.25)%                   7.91%(B)
Net assets end of period (in thousands).....................       $  106                  $   109
Ratio of expenses to average net assets.....................         0.95%                    0.95%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.89%                    6.06%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         2.06%                    1.74%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         1.12%                   (3.36)%(A)
Portfolio turnover rate.....................................           54%                      20%

                                                                    YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS Y)                     1999            1998            1997          1996         SIX MONTHS ENDED
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period................  $  9.05         $  9.25         $  9.27       $  7.98           $  6.70
Net investment income (loss).......................     0.10(F)         0.10(F)         0.10          0.08              0.09
Net realized and unrealized gain (loss) on
 investments.......................................    (0.04)           0.62            0.55          1.64              1.42
                                                     ----------------------------------------------------------------------------
Total from investment operations...................    (0.06)           0.72            0.65          1.72              1.51
                                                     ----------------------------------------------------------------------------
Dividends from net investment income...............    (0.11)          (0.11)          (0.09)        (0.07)            (0.09)
Distributions from capital gains...................    (0.99)          (0.81)          (0.58)        (0.36)            (0.14)
                                                     ----------------------------------------------------------------------------
Total distributions................................    (1.10)          (0.92)          (0.67)        (0.43)            (0.23)
                                                     ----------------------------------------------------------------------------
Net asset value end of period......................  $  8.01         $  9.05         $  9.25       $  9.27           $  7.98
                                                     ----------------------------------------------------------------------------
Total return.......................................     0.83%           7.94%           7.20%        21.60%            22.63%
Net assets end of period (in thousands)............  $54,761         $81,090         $89,084       $80,879           $57,794
Ratio of expenses to average net assets............     1.06%           1.03%           1.05%         1.04%             1.12%
Ratio of expenses to average net assets (excluding
 reimbursement)....................................     1.07%           1.03%           1.05%         1.04%             1.12%
Ratio of net investment income (loss) to average
 net assets........................................     1.23%           1.04%           1.01%         0.92%             1.57%
Ratio of net investment income (loss) to average
 net assets (excluding reimbursement)..............     1.22%           1.04%           1.01%         0.92%             1.57%
Portfolio turnover rate............................       22%             95%             43%           28%               33%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                                                             FOR THE PERIOD
                                                                      YEAR ENDED DECEMBER 31,                    JULY 17
                                                              ---------------------------------------            THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS Y)                2000            1999            1998         DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $11.56          $12.14          $12.02             $11.87
Net investment income (loss)................................    0.71(F)         0.70(F)         0.74               0.35
Net realized and unrealized gain (loss) on investments......    0.55           (0.58)           0.12               0.15
                                                              ---------------------------------------------------------------
Total from investment operations............................    1.26            0.12            0.86               0.50
                                                              ---------------------------------------------------------------
Dividends from net investment income........................   (0.71)          (0.70)          (0.74)             (0.35)
Distributions from capital gains............................      --              --              --                 --
                                                              ---------------------------------------------------------------
Total distributions.........................................   (0.71)          (0.70)          (0.74)             (0.35)
                                                              ---------------------------------------------------------------
Net asset value end of period...............................  $12.11          $11.56          $12.14             $12.02
                                                              ---------------------------------------------------------------
Total return................................................   11.28%           1.04%           7.30%              4.02%(B)
Net assets end of period (in thousands).....................  $7,171          $6,212          $7,281             $7,569
Ratio of expenses to average net assets.....................    0.85%           0.85%           0.85%              0.85%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    0.91%           0.94%           0.93%              1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    6.06%           5.92%           6.06%              6.40%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    6.00%           5.83%           5.98%              6.23%(A)
Portfolio turnover rate.....................................       7%             11%              8%                10%(A)

                                                                                                             FOR THE PERIOD
                                                                      YEAR ENDED DECEMBER 31,                    JULY 25
                                                              ---------------------------------------            THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS Y)                      2000            1999            1998         DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $10.99          $11.51          $12.35             $12.17
Net investment income (loss)................................    0.99(F)         0.99(F)         0.99               0.67
Net realized and unrealized gain (loss) on investments......   (1.25)          (0.51)          (0.68)              0.18
                                                              ---------------------------------------------------------------
Total from investment operations............................   (0.26)           0.48            0.31               0.85
                                                              ---------------------------------------------------------------
Dividends from net investment income........................   (0.99)          (0.99)          (0.99)             (0.67)
Distributions from capital gains............................      --           (0.01)          (0.16)                --
                                                              ---------------------------------------------------------------
Total distributions.........................................   (0.99)          (1.00)          (1.15)             (0.67)
                                                              ---------------------------------------------------------------
Net asset value end of period...............................  $ 9.74          $10.99          $11.51             $12.35
                                                              ---------------------------------------------------------------
Total return................................................   (2.52)%          4.30%           2.49%              5.24%(B)
Net assets end of period (in thousands).....................  $  808          $1,179          $2,032             $  809
Ratio of expenses to average net assets.....................    0.85%           0.85%           0.85%              0.85%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    0.97%           0.96%           1.00%              1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    9.48%           8.73%           8.30%              8.26%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    9.36%           8.62%           8.16%              8.09%(A)
Portfolio turnover rate.....................................      61%             84%            114%               175%(A)

                                                                    YEAR ENDED                FOR THE PERIOD
                                                                   DECEMBER 31,                  11/17/98
                                                              -----------------------            THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS Y)                    2000            1999              12/31/98
------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $12.82          $13.84              $14.12
Net investment income (loss)................................    0.61(F)         0.61(F)             0.07
Net realized and unrealized gains (losses) on investments...    0.78            0.92                0.03
                                                              ----------------------------------------------
Total from investment operations............................    1.39           (0.31)               0.10
                                                              ----------------------------------------------
Dividends from net investment income........................   (0.61)          (0.61)              (0.07)
Distributions from net realized capital gains...............      --           (0.10)              (0.31)
                                                              ----------------------------------------------
Total distributions.........................................   (0.61)          (0.71)              (0.38)
                                                              ----------------------------------------------
Net asset value end of period...............................  $13.60          $12.82              $13.84
                                                              ----------------------------------------------
Total return................................................   11.15%          (2.32)%              0.75%(B)
Net assets end of period (in thousands).....................  $   49          $   61              $   65
Ratio of expenses to average net assets.....................    0.65%           0.65%               0.65%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    0.91%           0.99%               0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    4.68%           4.51%               4.75%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    4.42%           4.18%               4.45%(A)
Portfolio turnover rate.....................................      41%            110%                100%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                                                             FOR THE PERIOD
                                                                      YEAR ENDED DECEMBER 31,                    JULY 17
                                                              ---------------------------------------            THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS Y)                         2000            1999            1998         DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 1.00          $ 1.00          $ 1.00             $ 1.00
Net investment income (loss)................................    0.06(F)         0.05(F)         0.05               0.02
                                                              ---------------------------------------------------------------
Total from investment operations............................    0.06            0.05            0.05               0.02
                                                              ---------------------------------------------------------------
Dividends from net investment income........................   (0.06)          (0.05)          (0.05)             (0.02)
                                                              ---------------------------------------------------------------
Total distributions.........................................   (0.06)          (0.05)          (0.05)             (0.02)
                                                              ---------------------------------------------------------------
Net asset value end of period...............................  $ 1.00          $ 1.00          $ 1.00             $ 1.00
                                                              ---------------------------------------------------------------
Total return................................................    6.05%           4.80%           5.04%              2.31%(B)
Net assets end of period (in thousands).....................  $2,666          $3,477          $3,413             $2,700
Ratio of expenses to average net assets.....................    0.56%           0.59%           0.65%              0.70%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................    0.56%           0.59%           0.65%              0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................    5.91%           4.72%           4.92%              4.96%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................    5.91%           4.72%           4.92%              4.71%(A)

                        [ENTERPRISE GROUP OF FUNDS LOGO]

                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION

AGGRESSIVE STOCK:

         Enterprise Mid-Cap Growth

         Enterprise Multi-Cap Growth

         Enterprise Small Company Growth

         Enterprise Small Company Value

STOCK:

         Enterprise Capital Appreciation

         Enterprise Deep Value

         Enterprise Equity

         Enterprise Equity Income

         Enterprise Growth

         Enterprise Growth and Income

INTERNATIONAL:

         Enterprise International Growth

SECTOR/SPECIALTY:

         Enterprise Global Financial Services

         Enterprise Global Health Care

         Enterprise Global Socially Responsive

         Enterprise Global Technology

         Enterprise Internet

         Enterprise Mergers and Acquisitions

DOMESTIC HYBRID:

         Enterprise Balanced

         Enterprise Managed

         Enterprise Strategic Allocation

INCOME:

         Enterprise Government Securities

         Enterprise High-Yield Bond

         Enterprise Tax-Exempt Income

         Enterprise Total Return

MONEY MARKET:

         Enterprise Money Market

         This Statement of Additional Information is not a prospectus and should be read in conjunction with The Enterprise Group of Funds, Inc. (the "Corporation") Prospectus dated April 1, 2002, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Corporation at the following numbers:

                                 1-800-432-4320
                      1-800-368-3527 (SHAREHOLDER SERVICES)

         The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

The date of this Statement of Additional Information is April 1, 2002.

                                TABLE OF CONTENTS

                                                                                                             PAGE NO.
                                                                                                             --------
General Information and History...........................................................................       1

Investment Strategies.....................................................................................       2

Certain Investment Securities, Techniques and Associated Risks............................................      12

Investment Restrictions...................................................................................      26

Portfolio Turnover........................................................................................      30

Management of the Corporation.............................................................................      31

Investment Advisory and Other Services....................................................................      47
         Investment Advisory Agreement....................................................................      47
         Distributor's Agreements And Plans Of Distribution...............................................      53
         Miscellaneous....................................................................................      54

Fund Manager Arrangements.................................................................................      50

Purchase, Redemption and Pricing of Securities Being Offered..............................................      55
         Initial Sales Charge Waivers and Reductions......................................................      55
         Exemptions from Class A, B and C CDSC............................................................      56
         CDSC Waivers and Reductions......................................................................      56
         Services For Investors...........................................................................      56
         Conversion of Class B shares.....................................................................      58
         Exchange Privilege...............................................................................      58
         Redemptions In Kind..............................................................................      59
         Determination Of Net Asset Value.................................................................      59

Fund Transactions and Brokerage...........................................................................      62

Performance Comparisons...................................................................................      63

Taxes.....................................................................................................      65

Dividends and Distributions...............................................................................      68

Additional Information....................................................................................      69

Custodian, Transfer and Dividend Disbursing Agent.........................................................      70

Independent Accountants...................................................................................      70

Financial Statements......................................................................................      70

Appendix A................................................................................................      71

Appendix B................................................................................................      73

                         GENERAL INFORMATION AND HISTORY

         The Enterprise Group of Funds, Inc. (the "Corporation"), an open-end management investment company, was incorporated in Maryland on January 2, 1968, as Alpha Fund, Inc. On September 14, 1987, the Corporation's name was changed to The Enterprise Group of Funds, Inc. and the Corporation's common stock was divided into series, each representing shares of a separate fund of the Corporation (each a "Fund," and collectively the "Funds"). Effective May 1, 1990, the Corporation added its Money Market Fund. Effective October 1, 1993, the Corporation added its Small Company Value Fund and effective October 3, 1994, the Corporation added its Managed Fund. Effective May 1, 1995, the Corporation added Class B and Class Y Shares. Effective May 1, 1997, the Corporation added Class C Shares and the Equity, Growth and Income and Small Company Growth Funds. Effective October 1, 1998, the Corporation added its Global Financial Services Fund. Effective July 1, 1999, the Corporation added the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund. Effective June 30, 2000 the Corporation added the Global Technology Fund. Effective September 29, 2000, the Corporation added the Global Socially Responsive Fund. Effective October 31, 2000, the Corporation added the Mid-Cap Growth Fund, the Large-Cap Fund, the Emerging Countries Fund, the International Core Growth Fund, the Worldwide Growth Fund and the Convertible Securities Fund. Effective February 28, 2001, the Corporation added the Mergers and Acquisitions Fund. Effective May 31, 2001, the Corporation added the Deep Value Fund. Effective August 31, 2001, the Corporation added the Total Return Fund and the Strategic Allocation Fund. Effective December 17, 2001, following a reorganization, all of the assets of the Large-Cap Fund were transferred into the Equity Fund; all of the assets of the Convertible Securities Fund were transferred into the Mid-Cap Growth Fund; and all of the assets of the Emerging Countries, International Core Growth and Worldwide Growth Funds were transferred into the International Growth Fund. Each Fund is diversified (except for the Global Health Care Fund and the Mergers and Acquisitions Fund), as that term is defined in the Investment Company Act of 1940.

                              INVESTMENT STRATEGIES

         The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

AGGRESSIVE STOCK FUNDS, STOCK FUNDS, INTERNATIONAL FUNDS, SPECIALTY/SECTOR AND DOMESTIC HYBRID FUNDS

         Under normal circumstances, at least 80% of the net assets (plus any borrowings for investment purposes) of the following Funds will be invested in the type of investments suggested by such Fund's name: Mid-Cap Growth, Small Company Growth, Small Company Value, Equity, Global Financial Services, Global Health Care, Global Technology and Internet Fund. Under normal circumstances, at least 65% of the net asset value of the Multi-Cap Growth, Capital Appreciation, Deep Value, Equity Income, Growth, Growth and Income, International Growth, Global Socially Responsive, Mergers and Acquisitions, Balanced, Managed and Strategic Allocation Funds will be invested in common equity securities. The remainder of each Fund's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasury, notes and bonds, American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), rights and warrants.

         The Mid-Cap Growth, Multi-Cap Growth, Small Company Growth, Small Company Value, Capital Appreciation, Deep Value, Equity, Equity Income, Growth, Growth and Income, Global Financial Services, Global Health Care, Global Socially Responsive, Global Technology, Internet, Mergers and Acquisitions, Balanced, Managed and Strategic Allocation Funds invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Funds, except the Global Health Care, Global Socially Responsive, Global Financial Services, the Global Technology and Strategic Allocation Funds, may invest up to 20% of its assets in foreign securities listed on a domestic or foreign securities exchange, including ADRs or EDRs. The Global Health Care, Global Socially Responsive, the Global Financial Services and Global Technology Funds may invest over 50% of their total assets in foreign securities. The Strategic Allocation Fund may invest foreign securities only to the extent that such securities are ADRs of foreign-domiciled companies, if such ADRs are a component of the S&P 500 Index. As noted below, the International Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities.

         MID-CAP GROWTH FUND. The Mid-Cap Growth Fund primarily invests in companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. mid-sized companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

         MULTI-CAP GROWTH FUND. The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition.

         SMALL COMPANY GROWTH FUND. The Small Company Growth Fund normally invests at least 80% of its total assets in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. These companies have a market capitalization of up to $1.5 billion. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

         SMALL COMPANY VALUE FUND. The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $1.5 billion.

         The Fund intends to invest the remaining 20% of its total assets in the same manner but reserves the right to use some or all of the 20% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1.5 billion.

         In pursuing its objective, the Fund's strategy will be to invest in stocks of companies with value that may not be fully reflected by the current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Fund Manager uses a number of proprietary research techniques in various sectors to seek out companies in the public market that are selling at a discount to what the Fund Manager terms as the private market value (PMV) of the companies. The Fund Manager then determines whether there is an emerging valuation catalyst that will increase market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

         CAPITAL APPRECIATION FUND. The Fund invests primarily in common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics. The Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook, which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

         The Fund's stock selection process stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, strong global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased.

         DEEP VALUE FUND. The Fund invests primarily in deep value stocks, which are stocks that are generally out of favor with investors and trading at prices below what the Fund Manager feels the stocks are worth in relation to their value. The Fund invests primarily in large capitalization companies whose stocks the Fund Manager considers to be undervalued stocks. The Fund may also invest in companies with mid-sized or small market capitalizations. Undervalued or "deep value" stocks are generally those that are out of favor with investors and presently trading at prices that the Fund Manager feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead. The Fund Manager's bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Fund's stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return.

         EQUITY FUND. The Equity Fund invests normally at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. In addition, the Fund may also invest up to 20% of assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         EQUITY INCOME FUND. Under normal circumstances, at least 65% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in income-producing equity securities. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price. The Fund's principal criterion in stock selection is above-average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Fund invests in stocks that have relatively low price-to-earnings ratios or relatively low price-to-book value ratios.

         GROWTH FUND. The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

         GROWTH AND INCOME FUND. The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies that have the potential to provide dividend income. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential

         INTERNATIONAL GROWTH FUND. It is an operating policy of the Fund that normally it will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies domiciled outside the United States. That portion of the Fund not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high-grade commercial paper, certificates of deposit, foreign currency, bankers acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Fund may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved. The International Growth Fund will invest primarily in equity securities, which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The International Growth Fund may select its investments from companies that are listed on a domestic or foreign securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

         The International Growth Fund will normally have at least 65% of its total assets invested in European and Pacific Basin equity securities. The International Growth Fund intends to broadly diversify investments among countries and normally to have represented in the portfolio issuers located in not less than three different countries. The selection of the securities in which the International Growth Fund will invest will not be limited to companies of any particular size.

         Using a bottom-up investment approach, Vontobel USA Inc. invests primarily in large capitalization companies that have a long record of successful operations in their core business. Typically such companies occupying a leading position in their industry have consistently generated free cash flow, and have achieved earnings growth through increasing market share and unit sales volumes. Vontobel USA's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific Basin without making any country bets. With approximately 80-100 stocks, the International Growth Fund also seeks to be well diversified in terms of industry exposure. Vontobel USA analyzes approximately 35 international equity markets, including those comprised in Morgan Stanley Capital International's EAFE (Europe, Australia and Far East). The Fund Manager also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, transferability of funds and foreign exchange controls, if any.

         GLOBAL FINANCIAL SERVICES FUND. The Global Financial Services Fund invests almost exclusively in financial services stocks with average holdings of between 55 and 75 stocks. At least 80% of net assets (plus any borrowings for investment purposes) of the Fund will normally be invested in financial services stocks. In addition, the Fund primarily invests in U.S. financial services companies. Other countries eligible for inclusion into this service will be limited to the developed market as represented by the MSCI EAFE Index with Canada. The Fund Manager will not make investments in emerging markets. The Fund is broadly diversified geographically, typically with holdings in ten or more foreign countries. The vast majority of the investments are made in common stocks with a fully invested posture being the norm. Individual security positions are controlled so that no single holding will dominate the portfolio. The Fund Manager employs a centralized investment approach in all portfolios. The Global Investment Policy Group uses its many years of experience and market memory to review analysts' latest research findings and forecasts. The group integrates the work of analysts, economists and the quantitative group, systematically applying valuation and portfolio construction processes to select securities. The portfolio managers then apply the Investment Policy Group's decisions, deviating only to conform to Fund objectives. The Fund Manager employs analysts who take an intensive, long-term approach to forecasting earnings power and growth. Organized in global industry teams so that they can discern companies' strategies, cost pressures and competition in a global context, the Fund Manager's analysts are centrally located so that the senior professionals can control the quality of their findings.

         GLOBAL HEALTH CARE FUND. The Global Health Care Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. In analyzing specific companies for possible investment, the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of those factors materially changes. The Fund Manager allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

         GLOBAL SOCIALLY RESPONSIVE FUND. Like other socially responsible investment vehicles, the Fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The Fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The Fund also avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing.

         In addition to this avoidance strategy, the Fund also actively looks for companies that are developing solutions to significant social problems. The Fund Manager evaluates companies for their criteria in the following areas:

                  Human Rights -- companies' policies towards matters of justice and equity and a living wage and toward operating in countries with oppressive regimes.

                  Public Health -- ways in which corporate behavior affects the health of workers, customers and members of local communities whether through the quality of products, workplace conditions, environmental management, marketing practices or otherwise.

                  Governance - companies' policies and procedures, particularly in the relationship between the Board and management and between the company and its shareholders. The Fund Manager looks for diversity among the Board, for leadership in representing the ownership interests of shareholders and transparency of reporting and accountability.

                  Products and Marketing -- product quality and customer service as well as the practice of marketing responsibly as to matters such as the environment and the welfare of minors. The Portfolio Manager places heavy emphasis on the development of innovative products addressed to solving important social and environmental problems.

                  Workplace Environment -- the degree to which human resources and other policies are supportive of workers and their families. The Fund Manager looks for leadership in providing equal opportunity on a non-discriminatory basis, in responding to the changing needs of working families, and in providing continual training and opportunities for upgrading skills.

                  Environmental Stewardship -- the practices of companies relating to environmental impact, including the elimination of waste, especially toxic waste, recycling, especially in taking responsibility for a product and its packaging, the sustainable use of natural resources and respect for such values as biodiversity and scenic beauty.

                  Community -- ways in which companies use their influence to support and sustain the communities in which they operate. Respect for local culture, including the rights of indigenous people. These criteria represent standards that very few companies can satisfy. The Fund Manager will use subjective judgment in evaluating companies in the context of these criteria. The Fund Manager does not expect perfection but seeks companies with an understanding of their role as part of the communities in which they operate, and a respect for the interests of all their stakeholders. The Fund Manager believes that good corporate citizenship is an evolving process which it seeks to encourage. These criteria may be changed by the Board of Directors without shareholder approval. In some cases, the Fund may invest in a company that does not satisfy these social criteria if the Fund Manager believes that the company is developing solutions to social problems. For example, the Fund may invest in stock of a company that is known to pollute the environment if the Fund Manager believes the company's management is putting in place a credible and innovative program to reduce or eliminate dangerous emissions.

         The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine this social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own "growth" stocks when they are undervalued and "value" stocks when they are attractive.

The Fund will invest up to 1% of its total assets in "community development" loans or investments, including deposits with community development banks, credit unions and federally sponsored CDFIs and other similar organizations around the world. These investments often lack liquidity. The Fund Manager, on behalf of the Fund, will vote proxies from portfolio companies on social resolutions in a manner consistent with its social policy and will disclose its votes at the end of the "season."

         GLOBAL TECHNOLOGY FUND. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies engaged in technology and technology-related industries. The Fund considers companies engaged in technology and technology-related industries as companies that are engaged in the research, design, development, and manufacturing of products that utilize new, creative or innovative technologies to gain a strategic advantage in their industries, as well as companies that provide and service those technologies. The Fund may invest in domestic and foreign companies. There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Fund may also purchase and sell options and forward currency exchange contracts. The Fund Manager selects portfolio securities by evaluating a company's positioning or business model and may consider its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth.

         INTERNET FUND. The Internet Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies in the Internet, intranet and in e-commerce enterprises as well as those that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange that are engaged in the research, design, development or manufacturing, or, to a significant extent, in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronic, office and factory automation and robotics sector.

         MERGERS AND ACQUISITIONS FUND. The Fund invests primarily in securities of companies that are or could be the subject of a takeover.

         The Fund Manager seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value oriented equity securities that should trade at a significant discount to the Fund Manager's assessment of their "private market value." Private market value is the value that informed investors would be willing to pay to acquire the entire company. The Fund Manger also will engage in arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Fund Manager, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital.

         In general, securities of issuers which are the subject of a tender or exchange offer or merger, consolidation, liquidation or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Fund Manager which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Mergers and Acquisitions Fund, thereby increasing its brokerage and other transaction expenses. The Fund Manager intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternate investments.

         BALANCED FUND. Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate

Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.

         MANAGED FUND. In seeking to achieve its investment objective, the types of equity securities in which the Fund may invest will be the same as those in which the Equity Funds invest. Debt securities are expected to be predominantly investment grade intermediate to long-term U.S. Government and corporate debt, although the Fund will also invest in high quality short-term money market and cash equivalent securities and may invest all of its assets in such securities when the Fund Managers deem it advisable in order to preserve capital. In addition, the Fund may also invest up to 20% of its total assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Managers' evaluation of economic and market trends and their perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. However, it is a policy of the Fund that it will not invest more than 5% of the value of its total assets in high-yield securities.

         For the 50% of the Fund managed by Wellington Management Company, LLP ("Wellington Management"), Wellington Management selects investments for the Fund using a combination of fundamental analysis and quantitative tools.

         Wellington Management begins by using fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental research is provided by Wellington Management's global industry analysts and involves the assessment of a company's business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

         Wellington Management then complements its fundamental research with an internally developed analytical approach. This approach consists of both valuation and timeliness measures. Valuation measures focus on earnings estimates, future dividend growth, price/earnings ratios and cash flows to determine the relative attractiveness of different stocks in different industries. Timeliness measures focus on favorable earnings and stock price momentum to assess the appropriate time to purchase a stock.

         Wellington Management selects stocks that are considered most attractive under both fundamental and quantitative valuation approaches, i.e., stocks that appear to be both inexpensive according to valuation factors and timely according to the earnings and price momentum factors. The portion of the Fund managed by Wellington Management will typically be invested in no more than 30 stocks.

         Wellington Management continually monitors every company in the Fund's portfolio for fundamental attractiveness. Stocks are typically sold when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals, or alternative investments become more attractive.

         Investors should refer to Appendix A to this Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.

         STRATEGIC ALLOCATION FUND. The Fund allocates its assets between a stock portion that is designed to track the S&P 500 Index and a fixed income portion. The Fund will not hold all S&P 500 stocks, and its fixed income component will consist of either five-year U.S. Treasury notes or 30 day U.S. Treasury bills. For its bond investments, the Strategic Allocation Fund seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the Fund may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of five-year U.S. Treasury notes. Similarly, for its cash investments, the Strategic Allocation Fund seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the Fund may invest in U.S. Treasury bills that have either remaining maturities as close as possible to 30 days or overall durations that are as close as possible to the duration of 30-day U.S. Treasury bills. The fund may hold U.S. Treasury bills that mature prior to the first business day of the following month when the Fund Manager determines the monthly asset allocation of the fund's assets based on the Strategic Allocation Model's recommendation. If, in the Fund Manager's judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, the Fund Manager may invest the fund's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         GOVERNMENT SECURITIES FUND. Strategies The Government Securities Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include Fannie Mae and Freddie Mac. To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

         HIGH-YIELD BOND FUND. The High-Yield Bond Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are below investment grade. The Fund generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B-- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

         TAX-EXEMPT INCOME FUND. It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets in investment grade "Municipal Securities" (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Fund Manager, it is believed that such securities are of comparable quality to such rated bonds. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. The interest on investment grade Municipal Securities, in the opinion of counsel for issuers and the Fund, is generally not includable in gross income for federal income tax purposes, and is generally not subject to the alternative minimum tax. See the Appendix B for a further description of Municipal Securities.

         It is also a fundamental policy of the Fund to invest at least 80% of its assets in investments whose income is exempt from federal taxes, and to invest its assets so that at least 80% of the income it distributes will be exempt from federal taxes.

         Investment grade securities in which the Fund may invest are those bonds rated within the three highest ratings by Moody's (Aaa, Aa, A, Baa) or S&P (AAA, AA, A, BBB); notes given one of the three highest ratings by Moody's (MIG1, MIG2, MIG3) commercial paper rated P-1 by Moody's or A-1 by S&P; and variable rate securities rated VMIG1 or VMIG2 by Moody's.

         While there are no maturity restrictions on the Municipal Securities in which the Fund invests, the average maturity is expected to range between 10 and 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and in some cases utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.

         The Fund will invest at least 80% of its total assets in tax-exempt securities, the interest on which is not subject to federal alternative minimum tax.

         TOTAL RETURN FUND. This Fund invests primarily in fixed income instruments, including investment grade debt securities and high-yield debt securities. The Fund may also invest in any of the components of the Lehman Brothers U.S. Universal Index, which include, but are not limited to, fixed income securities issued in U.S. dollars, high-yield securities, Eurobonds, illiquid securities and emerging market debt. The Fund may also invest in convertible securities and in equity securities.

         Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

         MONEY MARKET FUND. Securities in which the Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

         1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

         2. U.S. dollar denominated commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

         3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's or Tier 1 by any two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or, if not rated, issued by a company rated at least "A" by any two NRSROs; however, investments in securities of all issuers having the second highest rating (A-2/P-2) assigned shall be limited to no more than five percent of the Fund's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Fund assets at the time of purchase;

         4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

         5. repurchase agreements with respect to any of the foregoing obligations.

         The Money Market Fund will limit its investment in the securities of any one issuer to no more than five percent of Fund assets, measured at the time of purchase.

         In addition, the Money Market Fund will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Fund, taken at market value would be invested in such securities.

         After purchase by the Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Fund. Neither event will require a sale of such security by the Money Market Fund. The Fund Manager will consider such event in its determination of whether the Money Market Fund should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Fund. To the extent Moody's or S&P may change their rating systems generally (as described in Appendix A) the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Prospectus.

         The dollar-weighted average maturity of the Money Market Fund will be 90 days or less.

         All investments of the Money Market Fund will be limited to instruments which are determined to be of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

         1. of those rated in the two highest rating categories by any NRSRO, or

         2. if the instrument is not rated, of comparable quality as determined by or under the direction of the Board of Directors.

         Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Fund will use the amortized cost method of securities valuation, as described more fully below in "Determination of Net Asset Value."

                    CERTAIN INVESTMENT SECURITIES, TECHNIQUES
                              AND ASSOCIATED RISKS

         Following is a description of certain investment techniques employed by the Funds, and certain types of securities invested in by the Funds and associated risks. Unless otherwise indicated, all of the Funds may use the indicated techniques and invest in the indicated securities.

SHORT TERM INVESTMENTS

         Each Fund may invest a part of its assets in various types of U.S. Government Securities and high-quality short-term debt securities with remaining maturities of one year or less ("money market instruments"). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each Fund may invest include but are not limited to: government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. The International Growth, Global Socially Responsive, Global Financial Services and International Internet Funds may invest in both foreign and domestic money market instruments, including foreign currency, foreign time deposits and foreign bank acceptances.

OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR
INSTRUMENTALITIES

         Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES

         The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the limits on illiquid investments set forth in the Certain Other Securities Section, hereafter.

         The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the "Master Note") permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. The Funds have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Funds have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the Fund Managers will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Funds will not invest more than 5% of their total assets in variable rate notes.

INSURED BANK OBLIGATIONS

         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Funds may, within the limits set forth in this Statement of Additional Information, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Directors determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the limit for illiquid investments for each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

HIGH-YIELD SECURITIES

         The Funds, other than the Balanced, Government Securities, Tax-Exempt and Money Market Funds, may invest in high-yield securities. Notwithstanding the investment policies and restrictions applicable to the Funds which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are affected by various factors, as discussed below:

         High-Yield Bond Market. The high-yield bond market has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

         Sensitivity To Interest Rate and Economic Changes. In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, the net asset value of the Funds. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impair the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would affect higher-rated, investment-grade securities.

         Payment Expectations. Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the Funds have invested be redeemed or called during such an interest rate environment, the Funds would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the Funds. In addition, such redemptions or calls may reduce the Funds' asset base over which the Funds' investment expenses may be spread.

         Liquidity and Valuation. Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Fund, as well as the Fund's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

         Tax Considerations. To the extent that a Fund invests in securities structured as zero coupon bonds, or other securities issued with original issue discount, the Fund will be required to report interest income even though no cash interest payment is received. Because such income is not represented by cash, the Fund may be required to sell other securities in order to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986 ("IRC").

         Fund Composition. As of December 31, 2001, the High-Yield Bond Fund consisted of securities classified as follows:

                                                                      PERCENTAGE OF
                    CATEGORY                                        TOTAL INVESTMENTS
                    --------                                        -----------------
                         AAA                                                1.4%
                   Baa1-Baa3                                               11.6%
                     Ba1-Ba3                                               38.1%
                       B1-B3                                               44.0%
                         Caa                                                2.4%
                   Non-rated                                                2.5%

REITS

         Each Fund, other than the Income Funds and Money Market Fund (or as noted below), may invest up to 10% of its total assets in the securities of real estate investment trusts ("REITs"). The Multi-Cap Growth, Internet, Global Technology and Balanced Funds are subject to a 15% limitation. REITs are pooled investment vehicles which invest in real estate and real estate-related loans. The value of a REIT's shares generally is affected by changes in the value of the underlying investments of the trust.

HEDGING TRANSACTIONS

         Except as otherwise indicated, all Funds, other than the Money Market Fund, may invest in derivatives, which are discussed in detail below, to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in equity or bond values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.

         Other than the Multi-Cap Growth Fund and the Total Return Fund, the Funds will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the Funds.

CERTAIN SECURITIES--DERIVATIVES

         The Funds may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. Unless otherwise indicated, a Fund may not invest in such securities if, immediately thereafter, more than 10% of its net assets would be hedged. A Fund also may not invest in such securities if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the Fund's net assets. The foregoing limitations do not apply to the Total Return Fund, which may invest without limitation in derivatives.

         Call Options. The Multi-Cap Growth, Internet, Global Technology, Balanced, Mergers and Acquisitions and Total Return Funds may purchase call options, but the Balanced Fund may only do so to the extent premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. The Funds may purchase options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds, other than the Money Market Fund, may write (sell) call options ("calls") that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. Call options are short-term contracts with a duration of nine months or less. Funds may only write call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Fund. In addition, no Fund will, prior to the expiration of a call option, permit the call to become uncovered. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Fund, the Global Socially Responsive Fund, the Global Technology Fund, Global Financial Services Fund and Total Return Fund may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

         The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to a Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         Generally, a Fund intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Fund, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

         The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Funds will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Fund may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to the Fund to sell the underlying security before that time.

         Moreover, there is no assurance that the Internet, Global Technology or the Balanced Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to do so in connection with the purchase or sale of options.

         The Funds may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Funds will invest in such options only to the extent consistent with their limit on investments in illiquid securities.

         Put Options. The Funds, except the Government Securities and Money Market Funds, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options (described below whether or not they hold such Options); or (iii) broadly-based stock indices. The Funds may purchase or write put options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds, except the Government Securities and Money Market Funds, may write covered Puts. The Funds will receive premium income from writing covered Puts, although a Fund may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Fund may invest up to 10% of its total assets in Puts.

         Futures Contracts. All Funds, other than the Money Market Fund, may enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in the Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date.

         These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in a Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date. Alternatively, a Fund may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts.

         The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Funds. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market if the Fund attempts to enter into a closing position; (3) the risk that the Fund will lose an amount in excess of the initial margin deposit; and (4) risk that the Fund Manager may be incorrect in its prediction of movements in stock, bond, currency prices and interest rates.

         Index Options. All of the Aggressive Stock, Stock, International/ Global, Sector/Specialty and Domestic Hybrid Funds may invest in options on stock indices. These options are based on indices of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the S&P 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

         For a call option on an index, the option is covered if a Fund maintains with its sub-custodian cash or liquid securities equal to the contract value. With respect to the Balanced Fund, the option is also covered if the fund maintains with its custodian a diversified stock portfolio equal to the contract value.

         The use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Fund will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Fund will depend on that Fund Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.

         Interest Rate Swaps. In order to attempt to protect the Funds' investments from interest rate fluctuations, the Funds may engage in interest rate swaps. Generally, except for the Multi-Cap Growth and Total Return Funds, the Funds intend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange between the Fund and another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

         The Funds will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid debt securities having an aggregate net asset value at least equal to the accrued excess, will be segregated by the Fund.

         The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Fund Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         Mortgage-Related Securities and Asset-Backed Securities. Up to 20% of the net assets of the Government Securities Fund may be invested in assets other than U.S. Government Securities, including collateralized mortgage-related securities ("CMOs") and asset-backed securities. The Total Return Fund may invest without limit in such securities. The Balanced Fund may also invest in such securities as well as Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Pass-Throughs. These securities are considered to be volatile and may be thinly traded. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. REMIC's are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         While there are many versions of CMOs and asset-backed securities, some include "Interest Only" or "IO" -- where all interest payments go to one class of holders, "Principal Only" or "PO" -- where all of the principal goes to a second class of holders, "Floaters" -- where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" --where the coupon rate floats in the opposite direction as interest rates. All of these securities are volatile; they also have particular risks in differing interest rate environments as described below.

         The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing the Fund's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments.

         Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered

Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

         The market value of all CMOs and other asset-backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when the security is being priced. CMOs and asset-backed securities trade over a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

         Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Managers (subject to the oversight of the Board of Directors), the investment restriction limiting the Fund's investment in illiquid instruments will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the respective Fund Managers (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Fund does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

         Other Mortgage-Backed Securities. The Balanced, Government Securities and Total Return Funds may invest in other mortgage-backed securities. The Fund Managers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Fund Managers will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

FOREIGN CURRENCY VALUES AND TRANSACTIONS

         Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth, Global Socially Responsive, Global Technology, Global Financial Services, Global Health Care and Total Return Funds (and of the other Funds that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth, Global Socially Responsive, Global Financial Services and Global Technology Fund may incur costs in connection with conversions between various currencies.

         To manage exposure to currency fluctuations, the Funds may alter equity or money market exposures (in its normal asset allocation mix as previously identified where applicable), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Funds may purchase securities indexed to currency baskets. The Funds will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Funds to set aside liquid assets in a segregated account to cover its obligations. These techniques are further described below.

         The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

         When a Fund Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Funds, securities denominated in such foreign currency.

         At the maturity of a forward contract, the Funds may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize a gain or loss from currency transactions.

         The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates. Call options on foreign currency written by the Funds will be "covered", which means that the Funds will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Funds, the Funds will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Funds would be required to pay upon exercise of the put.

         The Internet, Global Technology, Global Health Care Global Financial Services, Global Socially Responsive, International Growth and Total Return Funds may also engage in currency swaps, which are agreements to exchange cash flows based on the national difference among two or more currencies.

CERTAIN OTHER SECURITIES

         Except as otherwise indicated, the Funds may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Fund may purchase securities of a category, so long as the Fund does not invest more than 5% of the Fund's total assets in any one issuer per category. There is no limitation on the number of issuers per category in which a Fund may invest so long as the Fund does not exceed the 5% limitation per issuer per category.

         Bank obligations include bankers' acceptances, including Yankee Bankers' Acceptances and foreign bankers' acceptances, Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits ("CTDs"), and with respect to the Internet Fund, Schedule B's. In addition, bank obligations include U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions and U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. The Internet Fund and Total Return Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Fund Manager deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London. Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities. ETDs are U.S. dollar-denominated deposits on a foreign branch of a U.S. bank or a foreign bank and CTDs are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks. Schedule Bs are obligations issued by Canadian branches of foreign or domestic banks and Yankee BAs are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in United States.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

         Variable- and Floating-Rate Instruments and Related Risks. The Balanced Fund and the Income Funds may acquire variable- and floating-rate instruments. The Fund Managers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets the Funds' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Funds' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

         Loan Participations. The Balanced Fund and Total Return Fund may also engage in Loan Participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be rated as illiquid if, in the judgment of the Fund Manager, they cannot be sold within seven days.

         Foreign Bankers' Acceptances. The Balanced Fund and the Total Return Fund may purchase foreign bankers' acceptances. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

         Foreign Commercial Paper. The Balanced Fund and the Total Return Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

         Supranational Bank Obligations. The Internet, Global Technology and Total Return Funds may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         Master Demand Notes. All Funds, except the Multi-Cap Growth Fund, may purchase variable amount master demand notes. However, the Funds, except the Internet, Global Technology and Balanced Funds, will not purchase such securities if the value of, such securities, taken at the current value, would exceed 5% of the Fund's total assets. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Fund Managers, subject to the overall review of the Fund's Directors and the Advisor, monitor the financial condition of the issuers to evaluate their ability to repay the notes.

         U.S. Government Obligations. This category of securities is not subject to the 5% of total assets limitation referred to under the heading, "Certain Other Securities." The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks Maritime Administration, some of which are discussed below.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Under normal market conditions, the Internet Fund will not invest to a significant extent, or on a routine basis, in U.S. Government securities.

         Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features.

         Repurchase Agreements. This category of Securities is not subject to the 5% of total assets limitation referred to under the heading, "Certain Other Securities." All Funds may enter into repurchase agreements usually having maturities of one business day and not more than one week. When a Fund acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Corporation's Custodian has possession of the security or collateral for the seller's obligation. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund collateralized by the underlying instrument. If the seller should default on its obligation to repurchase the securities, the Fund may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines.

The Funds enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Funds will be fully collateralized and marked to market daily.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Because reverse repurchase agreements are considered borrowings, the Internet Fund, the Global Technology Fund and the Balanced Fund may only enter into such agreements for temporary or emergency purposes. The Internet Fund and the Global Technology Fund may only sell portfolio securities to financial institutions such as banks and broker/dealers and requiring to repurchase them at a mutually specified date and price ("reverse purchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities in a segregated account in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. With respect to the Balanced Fund, liquid securities include equity securities and debt securities that are unencumbered and marked to market daily.

         Other Mortgage-Backed Securities and Pass-Through Certificates. The Balanced, Government Securities and Total Return Funds may also invest in other mortgage-backed securities issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         The Balanced and Total Return Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

         Restricted or Illiquid Securities. Each Fund, except the Balanced, Deep Value, Mergers and Acquisitions, Strategic Allocation and Total Return Funds, may invest up to 10% of its total net assets, in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable. The Deep Value, Strategic Allocation and the Total Return Fund may invest up to 15% of their respective total assets and the Balanced Fund may invest up to 5% of its total assets in illiquid or restricted securities.

         Each Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal Securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market on the Section 4(2) paper, thus providing liquidity.

         The Funds may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of directors (or the Fund Manager acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that may be taken into account in evaluating the liquidity of a Rule 144A security by a Fund, both with respect to the initial purchase and on an ongoing basis, may include, among others: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Fund's portfolio could be adversely affected. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Foreign Securities. As noted above, the International Growth Fund will invest principally in foreign securities and the Global Financial Services, the Global Technology Fund, Global Health Care and Global Socially Responsive Funds may invest 50% or more of their total assets in such securities. The Total Return Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and without limit in U.S. dollar denominated securities of foreign issuers. All other Funds, except the Government Securities and Tax-Exempt Income Funds may, subject to the 20% limitation, invest in foreign securities. The Money Market Fund may invest in U.S. dollar denominated instruments of foreign institutions. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Funds may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

         Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Fund Managers and the Advisor, subject to the overall review of the Funds' Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

         Forward Commitments. Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Fund. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, a Fund may lose an advantageous yield or price. A Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Global Socially Responsive, Global Financial Services, Government Securities and Tax-Exempt Income Funds, which have a 20% limitation. Because the Global Technology and the Internet Fund's liquidity and ability to manage the respective portfolio might be affected when the Fund earmarks cash or portfolio securities to cover such purchase commitments, the Fund Manager expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. The Total Return Fund may purchase when-issued securities and forward commitments without limit.

         Portfolio Depositary Receipts. To the extent otherwise consistent with their investment policies and applicable law, the Funds may invest in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indices or sectors of such indices. For example, the Fund may invest in Standard & Poor's Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

         Short Sales. The Funds may engage in covered short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.

In a covered short sale, a Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities shorted.

         Convertible Securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

TEMPORARY DEFENSIVE TECHNIQUES

         Any or all of the Funds may at times for defensive purposes, at the determination of the Fund Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e., short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government securities, high-quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in U.S. funds and obligations of foreign issuers payable in U.S. funds), and obligations of banks when in the judgment of the Fund Manager such investments are appropriate in light of economic or market conditions. The Money Market Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, when in the judgment of the Fund Manager such an investment is appropriate in light of economic or market conditions. For temporary defensive purposes, the International Growth, Global Socially Responsive, Global Technology and Global Financial Services Funds may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Fund takes a defensive position, it may not be following the fundamental investment policy of the Fund.

         Other Investments. Each Fund may, in the future, be authorized to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

         Each of the Funds, except the Mid-Cap Growth, Global Health Care, Deep Value, Strategic Allocation and Total Return Funds, has adopted the following investment restrictions and limitations which cannot be changed as to any individual Fund without approval by the holders of a majority of the outstanding shares of the relevant Fund. (As used in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:

         1. As to 75% of its total assets (50% for the Mergers and Acquisitions
Fund) purchase the securities of any issuer if such purchase would cause more than 5% of its total assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities as defined in the Investment Company Act of 1940), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.

         2. Purchase securities of any company that has a continuous operating history of less than three years (including that of predecessors) if such securities would cause the Fund's investment in such companies taken at cost to exceed 5% of the value of the Fund's total assets. (The Multi-Cap Growth, Global Financial Services, Internet, Global Technology, High-Yield Bond, Tax-Exempt Income and Mergers and Acquisitions Funds are not subject to this restriction.)

         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

         4. With respect to all Funds, other than the Multi-Cap Growth and Mergers and Acquisitions Funds, make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short position as to them. In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time. The short sales of the type described above, which are called "short sales against the box," may be used by a Fund when management believes that they will protect profits or limit losses in investments.

         5. Borrow money, except that a Fund may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 10% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Fund will not purchase securities while borrowings are outstanding. A Fund will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 5% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of a Fund or of its investment adviser holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. (The Global Financial Services Fund, the Multi-Cap Growth, the Internet Fund, the Global Technology Fund and the Balanced Fund are not subject to this restriction).

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization. (The Internet, Global Technology, Multi-Cap Growth, Balanced and Mergers and Acquisitions Funds are not subject to this restriction.)

         8. Invest in real estate; this restriction does not prohibit a Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10. Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify any Fund or the Corporation as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11. Except for the Money Market, Government Securities, Internet, Global Technology, Global Financial Services Fund and Mergers and Acquisitions Funds, make any investment which would cause more than 25% of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Fund may invest more than 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund. The Global Financial Services Fund will invest 25% or more of its total assets in companies in the financial services industry. The Internet and Global Technology Funds will invest more than 25% of the Fund's assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or intranet related businesses.

         12. Participate with others in any trading account. This restriction does not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Global Financial Services, Multi-Cap Growth, Internet, Global Technology, Balanced and Mergers and Acquisitions Funds are not subject to this restriction).

         13. Invest more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable.

         14. Issue senior securities, except as permitted by the Investment Company Act of 1940 and rules thereunder.

         15. Invest in commodities or commodities contracts, except the Funds may purchase and sell options, futures contracts and options on futures contracts in accordance with their investment policies as set forth in this registration statement.

         16. Make loans, except by purchasing debt securities or entering into repurchase agreements (or in the case of the Mergers and Acquisitions Fund, by entering into repurchase agreements and by lending portfolio securities), in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

         In addition, management of the Corporation has adopted the following restrictions which apply to all of the Funds and may be changed only by the Board of Directors of the Corporation. No Fund will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, in warrants (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions, or (iv) invest more than 15% of its total assets in the securities of real estate investment trusts ("REITs").

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

         The investment objectives of the Mid-Cap Growth Fund and the Global Health Care Fund are fundamental policies. The following are fundamental investment restrictions of the Mid-Cap Growth Fund and the Global Health Care
Fund:

         No Fund:

         1. May (except the Global Health Care Fund) invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies or instrumentalities. [THE GLOBAL HEALTH CARE FUND, WITH RESPECT TO 50% OF THE VALUE OF THE FUND'S TOTAL ASSETS, WILL NOT PURCHASE SECURITIES OF ANY ONE ISSUER (OTHER THAN CASH, CASH ITEMS, OR SECURITIES ISSUED OR GUARANTEED BY THE GOVERNMENT OF THE UNITED STATES OR ITS AGENCIES OR INSTRUMENTALITIES) IF AS A RESULT MORE THAN 5% OF THE VALUE OF ITS TOTAL ASSETS WOULD BE INVESTED IN THE SECURITIES OF THAT ISSUER, AND THE FUND WILL NOT ACQUIRE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER.]

         2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management.

         3. May (except the Global Health Care Fund, which may invest at least 25%) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

         4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.

         5. May make commercial loans of money, except that a Fund may purchase debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

         6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

         7. May pledge or in any way transfer as security from indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

         8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

         9. May invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.

         10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

         11.      May invest in securities of other investment companies, except
                  (a) in compliance with the Investment Company Act; or (b) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

         12. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

         13. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

         14. May purchase or write options on securities, except for hedging purposes (except in the case of the Global Health Care Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

         Pending the outcome of a proxy vote, the following fundamental investment restrictions, which now apply only to the Deep Value, Strategic Allocation and Total Return Funds, will apply to all Funds.

         The Deep Value, Strategic Allocation and Total Return Funds may not:

         (1) Purchase the securities of any issuer if, as a result, a Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, Securities and Exchange Commission ("SEC") release, no-action letter or similar relief or interpretations (collectively, the "1940 Act Laws, Interpretations and Exemptions").

         (2) Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and obligations of a Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

         (3) Buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (4) Buy or sell physical commodities or contracts involving physical commodities. In accordance with each Fund's investment strategies as reflected in its prospectus and statement of additional information (collectively, the "Prospectus") a Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures contracts and options thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.

         (5) Purchase any security if, as a result 25% or more of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         The Funds may make loans, including loans of assets of the Funds, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with a Fund's investment objective.

         For purposes of Investment Restriction 1, a Fund will currently not purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, (i) more than 5% of the Funds total assets (determined at the time of investment) would be invested in securities of a single issuer and (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

         For purposes of Investment Restriction 5, the Funds rely on Bloomberg Economic Sectors Classification System in determining industry classification. The Funds' reliance on this classification system is not a fundamental policy of the Funds and, therefore, can be changed without shareholder approval.

         Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy. However, if a Fund's asset coverage for borrowings permitted by Investment Restriction 2 falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by the 1940 Act Laws, Interpretations and Exemptions.

         Each of the Mid-Cap Growth, Small Company Growth, Small Company Value, Equity, Global Financial Services, Global Health Care, Global Technology, Internet, Government Securities and High-Yield Bond Funds will provide 60 days' prior written notice to shareholders of a change in such Fund's non-fundamental policy of investing a certain percentage of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by such Fund's name.

         The following non-fundamental investment restrictions apply only to the Deep Value, Strategic Allocation and Total Return Funds, but will apply to all Funds, pending a proxy vote.

         The Deep Value, Strategic Allocation and Total Return Funds may not:

         (1) Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

         (2) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

         (3) Purchase the securities of any other investment company except to the extent such purchases are permitted by applicable law.

         (4) Investment in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable, if at the time of acquisition more than 15% of a Fund's assets would be invested in such securities.

                               PORTFOLIO TURNOVER

         A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Fund Managers intend to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund's current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Fund Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

         The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investment, a portfolio turnover rate is not applicable, the High-Yield Bond, Mergers and Acquisitions, Mid-Cap Growth, Global Health Care, Managed, Multi-Cap Growth, Capital Appreciation and Total Return Funds) are not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund's investment portfolio were replaced once in a period of one year.

         During 2000 and 2001, the portfolio turnover rate exceeded 100% for the following funds: Capital Appreciation, Multi-Cap Growth, Internet, Global Technology and Managed.

         During 2001, the portfolio turnover rate exceeded 100% for the following funds: Total Return, Mergers and Acquisitions, Global Health Care and Mid-Cap Growth.

                          MANAGEMENT OF THE CORPORATION

         The Board of Directors of the Corporation is responsible for the management of the business of the Corporation under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital Management, Inc. (the "Advisor"), the various Fund Managers and Enterprise Fund Distributors, Inc. (the "Distributor" or "EFD") under the Investment Advisor's Agreement, the Fund Manager's Agreements, the Distributor's Agreement and the Plans which relate to the operations of the Corporation and its Funds.

         The Directors and officers of the Corporation, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the Investment Company are denoted by an asterisk. As to their duties relative to the Corporation, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.

[This section will be updated in a 485(b) filing]


NAME, AGE AND POSITION WITH                          PRINCIPAL OCCUPATION
THE CORPORATION                                      PAST FIVE YEARS
---------------------------                          --------------------
Arthur T. Dietz (78)                                 President, ATD Advisory Corp. since 1996; President and
Director                                             Chief Executive Officer, Strategic Portfolio Management, Inc.,
Member of the Audit Committee                        1987-1995; Mills B. Lane Professor of Finance and
                                                     Banking, Emory University, 1954-1988; Chairman, First
                                                     Atlanta Investments, 1998-present; Trustee, Enterprise
                                                     Accumulation Trust.

*Samuel J. Foti (50)                                 President and Chief Operating Officer, MONY Life
Director                                             Insurance Company of New York ("MONY"), since 1994;
                                                     Executive Vice President, MONY, (1991-1994); Trustee,
                                                     MONY, since 1993; Senior Vice President, MONY 1989 -
                                                     1991; Director, MONY Life Insurance Co. of America,
                                                     since 1989; Director, MONY Brokerage, Inc., since
                                                     1990; Director, MONY International Holdings, Inc.,
                                                     since 1994; Director, MONY Life Insurance Company of
                                                     the Americas, Ltd. since 1994; Director, MONY Bank &
                                                     Trust Co. of the Americas, Ltd., Director, since 1994;
                                                     Director, Life Insurance Marketing and Research
                                                     Associates, 1996-1997; Trustee, Enterprise
                                                     Accumulation Trust; Director, The American College.

Arthur Howell (83)                                   Of Counsel, law firm of Alston & Bird, Atlanta, Georgia
Director                                             since 1987; Chairman, Summit Industries, Inc.
Chairman of Audit Committee                          (manufacturer) ("Summit") President, Summit 1954-2000;
                                                     Chairman Emeritus, Crescent Banking Co., 2000-present;
                                                     Chairman, Crescent Banking Co., Inc. 1985-2000;
                                                     Chairman, Jonesheirs, Inc. ("Jonesheirs") (licensing
                                                     entity) 2000-present; President, Jonesheirs 1954-2000;
                                                     Trustee, Enterprise Accumulation Trust.

William A. Mitchell, Jr. (61)                        Chairman/CEO, Carter & Associates (real estate development),
Director                                             Atlanta, Georgia since 1994; Director, John Wieland
                                                     Homes (commercial residential builders) since 1992;
                                                     Trustee, Enterprise Accumulation Trust.

NAME, AGE AND POSITION WITH                          PRINCIPAL OCCUPATION
THE CORPORATION                                      PAST FIVE YEARS
---------------------------                          --------------------
Lonnie H. Pope (68)                                  Chief Executive Officer, Longleaf Industries, Inc.
Director                                             (chemical manufacturing) (1996-present); formerly
Member of the Audit Committee                        President and Chief Executive Officer of AFF, Inc.
                                                     (aromatics manufacturing) from 1987 to 1998; Trustee,
                                                     Enterprise Accumulation Trust.

*Michael I. Roth (56)                                Chairman and Chief Executive Officer, MONY, since 1993;
Director                                             President and Chief Executive Officer, MONY, 1991- 1993;
                                                     President and Chief Operating Officer, MONY Life, 1991
                                                     to 1993; Director, MONY Life Insurance Company of
                                                     America since 1991; 1740 Advisers, Inc., since 1992;
                                                     MONY CS, Inc., since 1989; Executive Vice President
                                                     and Chief Financial Officer, MONY 1989-1991; Executive
                                                     Vice President and Chief Financial Officer, Primerica
                                                     Corporation, 1987; Executive Vice President, Primerica
                                                     Corporation, 1982-1987; Director, American Council of
                                                     Life Insurance (ACLI); Director; The Life Insurance
                                                     Counsel of New York; Director, Pitney Bowes, Inc.;
                                                     Director, Promus Hotel Corporation; Director,
                                                     Insurance Marketplace Standards Association; Director,
                                                     Enterprise Foundation (a charitable foundation which
                                                     develops housing and which is not affiliated with The
                                                     Enterprise Group of Funds, Inc.); Director,
                                                     Metropolitan Development Association of Syracuse and
                                                     Central New York; Director, Lincoln Center for the
                                                     Performing Arts Leadership Committee; Trustee,
                                                     Enterprise Accumulation Trust.

*Victor Ugolyn (54)                                  Chairman, President and Chief Executive Officer, The
Director                                             Enterprise Group of Funds, Inc. since 1991; Chairman,
                                                     President and Chief Executive Officer, Enterprise
                                                     Capital Management, Inc. and Enterprise Fund
                                                     Distributors, Inc. since 1991; Chairman, President and
                                                     Chief Executive Officer, Enterprise Accumulation
                                                     Trust; Chairman, Enterprise International Group of
                                                     Funds, Vice Chairman and Chief Marketing Officer,
                                                     Value Line Securities, Inc. (1986-1991).

Catherine R. McClellan (46)
Secretary                                            Secretary, Enterprise Accumulation Trust since 1994;
                                                     Senior Vice President, Secretary and Chief Counsel,
                                                     Enterprise Capital Management, Inc. since 1989; Senior
                                                     Vice President, Secretary and Chief Counsel,
                                                     Enterprise Fund Distributors, Inc. since 1989.

Herbert M. Williamson (50)                           Assistant Secretary and Treasurer, Enterprise
Treasurer                                            Accumulation Trust, Enterprise Capital Management, Inc.
                                                     and Enterprise Fund Distributors, Inc. since 1989.

NAME, AGE AND POSITION WITH                          PRINCIPAL OCCUPATION
THE CORPORATION                                      PAST FIVE YEARS
---------------------------                          --------------------
Phillip G. Goff (38)                                 Senior Vice President and Chief Financial Officer,
Vice President                                       Enterprise Fund Distributors, Inc., 2001-present;
                                                     Vice President and Chief Financial Officer, Enterprise
                                                     Accumulation Trust, Enterprise Capital Management,
                                                     Inc., 1995 - present; and Enterprise Fund
                                                     Distributors, Inc. 1995 - 2001; Audit Manager, Coopers
                                                     & Lybrand LLP, 1991 - 1995.


------------------

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Corporation, of the Advisor, and of the Distributor, as that term is defined in the Investment Company Act of 1940.

         Arthur T. Dietz, Arthur Howell and Lonnie H. Pope also serve on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Arthur T. Dietz and Victor Ugolyn also serve on the Valuation Committee of the Board of Directors.

         The Corporation pays fees to those directors who are not "interested persons" of the Corporation at the rate of $12,500 per director per year plus $625 for each regular, special or committee meeting attended. The Corporation pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Advisor. No fees were paid to the "interested" Directors of the Corporation.

         The following sets forth compensation paid to each of the Directors during fiscal year 2000:

(1)                                (2)                (3)               (4)                   (5)
---                                ---                ---               ---                   ---
                                                                                              TOTAL
                                                   PENSION OR                             COMPENSATION
                                                   RETIREMENT                               FROM THE
                                                    BENEFITS          ESTIMATED            CORPORATION
                                                   ACCRUED AS          ANNUAL               AND FUND
                                 AGGREGATE           PART OF          BENEFITS               COMPLEX
                             COMPENSATION FROM        FUND              UPON                 PAID TO
NAME                          THE CORPORATION       EXPENSES         RETIREMENT            DIRECTORS*
----                         -----------------     ----------        ----------           ------------
Arthur T. Dietz..........        $20,138              None              None                $36,250
Arthur Howell............        $19,513              None              None                $36,625
William A. Mitchell, Jr..        $18,888              None              None                $33,750
Lonnie H. Pope...........        $20,138              None              None                $36,250

--------------
* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

         Directors, former directors, employees or retirees of the Corporation, or of MONY and its subsidiaries and members of their families, or MONY and its subsidiaries and any employee benefit plans of the foregoing may purchase Class A and Class Y shares at net asset value.

         At April 1, 2001, the officers and Directors of the Fund as a group owned less than one percent of the shares of each Fund.

         The Funds, the Advisor and the Distributor have adopted a Code of Ethics which permits officers and employees to invest in securities for their own accounts, subject to certain restrictions. The Code of Ethics is on file with the SEC and available through the SEC's EDGAR system.

         The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class' shares outstanding as of December 3, 2001:


                                                                        SHARES          PERCENT
                                                                        ------          -------
INTERNET FUND CLASS C

Merrill Lynch..................................................        104,458.96         5.77%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

INTERNET FUND CLASS Y

Enterprise Capital Management..................................         10,000.00        23.05%
Fund Investment
3343 Peachtree Rd., NE
Suite 450
Atlanta, GA 30326

RS Group Trust Company.........................................          4,835.39        11.15%
FBO Non Qualified Plans
317 Madison Ave.
New York, NY 10017

Richard J. Kazior..............................................          2,297.71         5.30%
7795 Hartford Hill Ln.
Cincinnati, OH 45242

Enterprise Capital Management 401(k)...........................          3,170.88         7.31%
Robert Ippolito
3343 Peachtree Rd., NE
Suite 450
Atlanta, GA 30326

GLOBAL FINANCIAL SERVICES CLASS A

Wampum Hardware Co. P/S Plan...................................        252,322.64        10.20%
636 Paden Road
New Galilee, PA 16141

GLOBAL FINANCIAL SERVICES CLASS Y
MONY...........................................................      1,000,958.20        97.69%
Attn: Michael Maher
1740 Broadway
New York, NY 10019

                                                                        SHARES          PERCENT
                                                                        ------          -------
SMALL COMPANY GROWTH CLASS C

Merrill Lynch..................................................         16,702.85         5.61%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

SMALL COMPANY GROWTH CLASS Y
HSBC Bank USA TTEE.............................................         26,370.27         9.30%
Flushing Savings Bank
Outside Directors
Savings Plan
P.O. Box 1329
Buffalo, NY 14240

RSGroup Trust Company..........................................         61,433.83        21.66%
FBO Non Qualified Plans
317 Madison Ave.
New York, NY 10017

SMALL COMPANY VALUE CLASS A

Charles Schwab & Co Inc........................................      1,881,497.33         7.87%
FBO Its Customers
101 Montgomery St.
San Francisco, CA 94104

SMALL COMPANY VALUE CLASS C

Merrill Lynch..................................................        921,466.93        10.33%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

SMALL COMPANY VALUE CLASS Y

Legg Mason.....................................................        165,136.44        30.41%
100 Light St.
Baltimore, MD 21202

Merrill Lynch..................................................        180,466.19        33.23%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

MULTI-CAP GROWTH CLASS C

Merrill Lynch..................................................        270,079.19         8.99%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

                                                                         SHARES         PERCENT
                                                                         ------         -------
MULTI-CAP GROWTH CLASS Y

Enterprise Capital Management 401K.............................          2,782.95         5.00%
Patricia Cox
3343 Peachtree Rd., NE
Suite 450
Atlanta, GA 30326

RSGroup Trust Company..........................................          7,680.10        13.80%
FBO Nonqualified Plans
317 Madison Ave.
New York, NY 10017

Merrill Lynch..................................................          7,305.87        13.30%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

LPL Financial Services.........................................          2,796.42         5.02%
A/C 4026-6252
9785 Towne Centre Dr.
San Diego, CA 92121

LPL Financial Services.........................................          3,041.36         5.46%
A/C 1326-7152
9785 Town Centre Dr.
San Diego, CA 92121

INTERNATIONAL GROWTH CLASS A

MONY Financial Services........................................        150,528.97         5.67%
For A/C 218/29500400
1740 Broadway
New York, NY 10019

INTERNATIONAL GROWTH CLASS Y

MONY Employees' Supplemental Investment Plan...................        727,953.70        68.00%
One MONY Plaza
Syracuse, NY 13221

MONY Field Underwriters' Retirement Plan.......................        331,421.82        30.96%
One MONY Plaza
Syracuse, NY 13221

GROWTH FUND CLASS Y

Firstar Bank...................................................        276,401.81         9.57%
FBO Untied Communications Corp.
P.O. Box 1787
Milwaukee, WI 53201

                                                                         SHARES         PERCENT
                                                                         ------         -------
MONY Employees' Supplemental Investment Plan...................        770,325.67        26.66%

MONY Field Underwriters' Retirement Plan.......................        366,843.99        12.90%
One MONY Plaza
Syracuse, NY 13221

EQUITY CLASS C

Merrill Lynch..................................................        753,047.47        12.83%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

EQUITY CLASS Y

RSGroup Trust Company FBO......................................         19,297.44        18.78%
Non Qualified Plan
317 Madison Ave.
New York, NY 10017

Merrill Lynch..................................................         36,446.25        35.46%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

EQUITY INCOME CLASS Y

Merrill Lynch..................................................          1,140.71        13.35%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

Enterprise Capital Management..................................          3,769.32        30.66%
Fund Investment
3343 Peachtree Rd., N.E.
Suite 450
Atlanta, GA 30326

RSGroup Trust Company Non Qualified Plans......................          6,088.69        49.53%
317 Madison Ave.
New York, NY 10017

GROWTH & INCOME CLASS Y

HSBC Bank USA..................................................         29,794.60         7.12%
FBO Benefit Maintenance Plan of
Dime Community Bancorp
P.O. Box 1329
Buffalo, NY 14240

                                                                         SHARES         PERCENT
                                                                         ------         -------
RSGroup Trust Company
FBO Non Qualified Plans........................................        122,492.45        29.28%
317 Madison Ave.
New York, NY 10017

Bank of Millbrook
Maple Brook School.............................................         28,331.70         6.77%
RR 1, Box 245A
Amenia, NY 12501

HSBC Bank USA..................................................         25,257.88         6.04%
Flushing Savings Bank
Outside Directors Retirement Plan
P.O. Box 1329
Buffalo, NY 14240

Carthage Fed Savings & Loan Assoc..............................         23,413.79         5.60%
313 State St.
Carthage, NY 13619

INTERNATIONAL INTERNET CLASS C

Enterprise Capital Management..................................         30,000.00         9.03%
and Investment
3343 Peachtree Rd., Suite 450
Atlanta, GA 30326

INTERNATIONAL INTERNET CLASS Y

Enterprise Capital Management..................................         10,000.00        18.79%
and Investment
3343 Peachtree Rd., Suite 450
Atlanta, GA 30326

Enterprise Capital Management 401K.............................          5,253.42         9.87%
Robert Ippolito
3343 Peachtree Rd. NE
Atlanta, GA 30326

Enterprise Capital Management 401K.............................         11,629.99        21.85%
Thomas Logan
3343 Peachtree Rd., NE
Atlanta, GA 30326

Enterprise Capital Management 401K.............................          2,937.87         5.52%
John Thomas
3343 Peachtree Rd, NE
Atlanta, GA 30326

                                                                         SHARES         PERCENT
                                                                         ------         -------
Enterprise Capital Management 401K.............................          3,495.94         6.56%
Anthony Ciliberto
3343 Peachtree Road NE, Suite 450
Atlanta, GA 30326

CAPITAL APPRECIATION CLASS C

Merrill Lynch..................................................         44,576.29         6.70%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

CAPITAL APPRECIATION CLASS Y

RSGroup Trust Company
FBO Non Qualified Plans........................................          3,445.75        21.32%

Enterprise Capital Management 401(k)
Robert Ippolito
3343 Peachtree Rd., NE
Suite 450
Atlanta, GA 30326..............................................          1,960.64        12.13%

Enterprise Capital Management
Fund Investment
3343 Peachtree Rd., NE
Atlanta, GA 30326..............................................          2,543.88        15.74%

Merrill Lynch..................................................          4,229.40        26.16%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

BALANCED CLASS A

State Street Bank & Trust Co...................................        107,257.81         6.52%
IRA R/O Kenneth R. Hutchins
4704 Titleist Dr.
Charlotte, NC 28277

Enterprise Capital Management..................................        140,000.00         8.51%
Fund Investment
3343 Peachtree Rd., NE
Atlanta, GA 30326

                                                                        SHARES          PERCENT
                                                                        ------          -------
BALANCED CLASS C

NFSC FEBO #04J-102300..........................................         27,181.63         6.09%
FBO Anthony Tomblin
210 Barton Springs Rd.
Austin, TX 78704

BALANCED CLASS Y

Enterprise Capital Management..................................         20,000.00        99.80%
Fund Investment
3343 Peachtree Rd., NE
Atlanta, GA 30326

MANAGED CLASS Y

MONY Employees' Supplemental Investment Plan...................      3,950,562.24        61.44%
One Mony Plaza
Syracuse, NY 13221

Mony Field Underwriters' Retirement Plan.......................      2,317,383.18        36.04%
One Mony Plaza
Syracuse, NY 13221

GOVERNMENT SECURITIES CLASS A

NFSC FEBO#04J-978191...........................................        415,058.52         5.68%
Clay Township General Fund
P.O. Box 4710
Algonac, MI 48001

GOVERNMENT SECURITIES CLASS Y

Institutional Securities Corp..................................        115,677.83        18.62%
c/o Community Bankers Association of NY
200 Park Ave
New York, NY 10166

HSBC Bank USA TTEE.............................................         58,753.01         9.58%
Flushing Savings Bank Dir. Plan
P.O. Box 1329
Buffalo, NY 14240

RSGroup Trust Company FBO......................................        212,233.86        34.16%
Non Qualified Plans
317 Madison Ave.
New York, NY 10017

                                                                         SHARES         PERCENT
                                                                         ------         -------
RSGroup Trust Company FBO......................................         46,416.37         7.47%
Roosevelt Savings Bank SERP
317 Madison Ave.
New York, NY 10017

HSBC Bank USA TTEE.............................................         48,246.76         7.77%
FBO Benefit Maintenance Plan of
Dime Community Bancorp
P.O. Box 1329
Buffalo, NY 14240

TAX-EXEMPT INCOME CLASS B

NFSC FEBO #04J-021210
William C. Foust...............................................         46,092.26         9.46%
10927 Oak St.
Conneaut Lake, PA

PaineWebber FBO
Evelyn S. Hiustead
Revocable Declaration of Trust.................................         35,068.40         7.20%
1331 Green St.
Salt Lake City, UT 84105

TAX-EXEMPT INCOME CLASS C

NFSC FEBO......................................................         23,799.57       18.82%
John H. Moller
124 Woodland Cir.
Troy, AL 36081

Donaldson Lufkin Jenrette
P.O. Box 2052..................................................          7,369.20         5.83%
Jersey City, NJ 07303

NFSC FEBO
Linda Rankin...................................................          7,762.92         6.54%
43 Gilbert Ave
Pearl River, NY 10965

NFSC FEBO
John Ryznar Trust..............................................         15,983.91        12.64%
278 Stonegate Rd
Clarendon Hills, IL 60514

NFSC FEBO
Virginia Ryznar Trust..........................................          6,905.20         5.46%
278 Stonegate Rd
Clarendon Hills, IL 60514

                                                                         SHARES         PERCENT
                                                                         ------         -------
TAX-EXEMPT INCOME CLASS Y
Enterprise Capital Management..................................          3,541.08        61.39%
Fund Investment
3343 Peachtree Rd NE
Suite 450
Atlanta, GA 30326

RS Group FBO
Non-Qualified Plans............................................          2,181.75        37.83%
317 Madison Ave
New York, NY 10017

HIGH-YIELD BOND CLASS C

Merrill Lynch..................................................         87,718.10         7.48%
FBO Its Customers
4800 Deer Lake Dr
Jacksonville, FL 32246

State Street Bank..............................................         95,184.71         8.11%
Alice Tuseth 403(b)
10511 Cedar Lake Rd
Minnetonka, MN 55305

HIGH-YIELD BOND CLASS Y

James R. Caywood...............................................         41,900.12        15.58%
4350 Executive Dr.
San Diego, CA 92121

Caywood Christian Capital Management...........................         27,289.03        10.15%
4350 Executive Dr.
San Diego, CA 92121

Eamonn F. Dolan................................................         43,124.10        16.03%
15 Pine Hills Ct
Oakland, CA 94611

Wells Fargo FBO RCMC 128.......................................         52,746.61        19.61%

RCMA 113.......................................................         26,373.30         9.80%

Merrill Lynch..................................................         65,179.38        24.23%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

                                                                         SHARES         PERCENT
                                                                         ------         -------
DEEP VALUE CLASS A

Enterprise Capital Management..................................         30,000.00        21.26%
Fund Investment
3343 Peachtree Rd, NE
Suite 450
Atlanta, GA 30326

DEEP VALUE CLASS B

Enterprise Capital Management..................................         30,000.00        16.20%
Fund Investment
3343 Peachtree Rd, NE
Suite 450
Atlanta, GA 30326

DEEP VALUE CLASS C

Enterprise Capital Management..................................         30,000.00        39.34%
Fund Investment
3343 Peachtree Rd
Suite 450
Atlanta, GA 30309

Jacqueline Tigerman &..........................................          6,031.50         7.91%
Robert Tigerman JTWROS
8854 Gross Point Road
Skokie, IL 60077

Resources Trust Co. IRA........................................          4,438.25         5.82%
FBO Gerard V. Schneyer Jr
P.O. Box 5900
Denver, CO 80127

Sterne Agee & Leach, Inc.......................................          9,919.84        13.01%
813 Shades Creek Parkway
Birmingham, AL 35209

DEEP VALUE CLASS Y

Enterprise Capital Management..................................         10,000.00        92.81%
Fund Investment
3343 Peachtree Rd, NE
Suite 450
Atlanta, GA 30326

                                                                       SHARES           PERCENT
                                                                       ------           -------
MONEY MARKET CLASS A

National Financial Svcs Corp...................................    181,294,220.60        69.65%
FBO Its Customers
200 Liberty St.
New York, NY 10281

MONEY MARKET CLASS C

MONEY MARKET CLASS Y

RS Group Trust Company
FBO Non Qualified Plans........................................      1,924,671.00        56.92%
317 Madison Ave.
New York, NY 10017

Charter Trust Bank TTEE........................................        202,505.36         5.99%
Mid-Maine Savings Bank
P.O. Box 2530
Concord, NH 03302

Erick Scholl/Diane E. Scholl...................................        454,013.93        13.43%
P.O. Box 29
Lake Placid, NY 12946

Enterprise Capital Management 401K.............................        243,191.91         7.19%
James Ward
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

GLOBAL SOCIALLY RESPONSIVE CLASS A

Weiss Peck & Greer LLC.........................................          9,746.95         5.41%
1 New York Plaza
New York, NY 10004

NFSC FEBO #04J-652202..........................................          9,521.64         5.28%
Kiyoshi Tanita Family Trust
4403 W. Las Palmaritas Dr.
Glendale, AZ 85302

Donaldson Lufkin Jenrette......................................         24,654.83        13.68%
P.O. Box 2052
Jersey City, NJ 07303

Enterprise Capital Management..................................         30,000.00        16.65%
Fund Investment
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

                                                                         SHARES         PERCENT
                                                                         ------         -------
GLOBAL SOCIALLY RESPONSIVE CLASS B
AG Edwards & Sons Inc. FBO
Mary Jane Miltner..............................................          7,477.57         7.26%
One North Jefferson
St. Louis, MO 63103

Enterprise Capital Management..................................         30,000.00        29.11%
Fund Investment
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

GLOBAL SOCIALLY RESPONSIVE CLASS C

Merrill Lynch..................................................          3,315.84         7.32%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

Enterprise Capital Management..................................         30,000.00        66.23%
Fund Investment
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

Charlotte B. Travieso..........................................          3,023.76         6.68%
2828 Camp St.
New Orleans, LA 70115

GLOBAL SOCIALLY RESPONSIVE CLASS Y

Enterprise Capital Management..................................         10,000.00        93.53%
Fund Investment
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

MERGERS AND ACQUISITIONS CLASS A

Merrill Lynch..................................................        105,311.28         8.06%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

MERGERS AND ACQUISITIONS CLASS C

Merrill Lynch..................................................         56,206.45         9.66%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

                                                                         SHARES         PERCENT
                                                                         ------         -------
Enterprise Capital Management..................................         30,000.00         5.15%
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

MERGERS AND ACQUISITIONS CLASS Y

Enterprise Capital Management..................................         10,000.00        20.87%
Fund Investment
3343 Peachtree Rd.
Suite 450
Atlanta, GA 30326

Merrill Lynch..................................................         28,140.85        58.74%
FBO Its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

Enterprise Capital Management 401K.............................          3,271.94         6.83%
Phillip Goff
3343 Peachtree Road, NE
Suite 450
Atlanta, GA 30326

         A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         The Corporation, on behalf of each Fund, has entered into an Investment Advisory Agreement (the "Advisor's Agreement") with the Advisor which, in turn, has entered into Fund Manager's Agreements with each of the Fund Managers. The Advisor is a subsidiary of MONY Life Insurance Company ("MONY"), one of the nation's largest insurance companies, and is a second-tier subsidiary of The MONY Group Inc. The Advisor was incorporated in 1986. The Advisor's address is 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of the Advisor.

         The Advisor's Agreement obligates the Advisor to provide investment advisory services to the Funds, to furnish the Corporation with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Corporation. Each Fund pays all other expenses incurred in its operation, including redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Each Fund also pays a portion of the Corporation's general administrative expenses. These expenses are allocated to the Funds either on the basis of their asset size, on the basis of special needs of any Fund, or equally as is deemed appropriate. These expenses include expenses such as: directors' fees; custodial, transfer agent, brokerage, auditing and legal services; the printing of prospectuses, proxies, registration statements and shareholder reports sent to existing shareholders; printing and issuance of stock certificates; expenses relating to bookkeeping, recording and determining the net asset value of shares; the expenses of qualification of a Fund's shares under the federal and state securities laws; and any other expenses properly payable by the Corporation that are allocable to the respective Funds. Litigation costs, if any, may be directly allocable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors annually reviews allocation of expenses among the Funds and has been determined that this is an appropriate method of allocation of expenses.

         The tables below sets forth the 2001, 2000 and 1999 breakdown by Fund of (1) the investment advisory fee paid to the Advisor, (2) the percentage of the investment advisory fee to be paid by the Advisor to the Fund Manager, (3) the fund management fee paid by the Advisor to the Fund Manager, (4) the net investment advisory fee left to the Advisor after payment of the fund management fee, and (5) the amount of the expense reimbursement paid by the Advisor to the Fund.

                                                                        2001
                                                                        ----
FUND                                     (1)             (2)             (3)              (4)            (5)
----                                     ---             ---             ---              ---            ---
Growth                                13,130,302        27.81%        3,651,414        9,478,888             --
Equity Income                          1,002,149        38.32%          384,050          618,099        111,522
Capital Appreciation                   1,676,761        60.00%        1,006,057          670,704             --
Government Securities                    991,279        44.19%          438,033          553,246        118,765
High-Yield Bond                          686,282        48.95%          335,902          350,380        166,904
Tax-Exempt Income                        151,175        30.00%           45,352          105,822         68,483
International Growth                     713,146        46.99%          335,088          378,059         35,231
Strategic Allocation                      30,262        53.33%           16,140           14,122        100,850
Total Return                              26,540        38.46%           10,208           16,333         66,896
Mid-Cap Growth                            56,925        58.33%           33,206           23,719        111,139
Large-Cap                                 90,843        55.00%           49,964           40,879         85,559
Convertible Securities                    63,654        55.00%           35,010           28,644         99,302
Emerging Countries                        40,466        55.00%           22,256           18,210        183,379
Worldwide Growth                          73,251        53.75%           39,372           33,878        140,179
International Core Growth                 38,878        53.75%           20,897           17,981        183,476
Global Health Care                       158,828        60.00%           95,297           63,531        118,410
Money Market                           1,113,042         0.00%               --        1,113,042             --
Internet                               1,646,753        40.00%          658,701          988,052        343,897
Multi-Cap Growth                       1,646,421        40.00%          658,568          987,852        284,625

Balanced                                 127,866        40.00%           51,146           76,719         92,309
Global Technology                        123,665        65.00%           80,382           43,283         92,917
Global Socially Responsive                26,988        50.00%           13,494           13,494         69,283
Small Company Value                    3,010,803        53.33%        1,605,762        1,405,041             --
Managed                                1,828,363        37.90%          692,990        1,135,373        196,049
Equity                                 1,010,508        49.90%          504,201          506,307        132,019
Growth & Income                        1,862,699        34.72%          646,720        1,215,979        225,178
Small Company Growth                     880,244        60.68%          534,127          346,116        137,686
Global Financial Services                283,045        58.82%          166,497          116,548         58,098
Mergers & Acquisitions                   240,083        50.00%          120,042          120,042         55,519
Deep Value                                27,089        46.67%           12,641           14,447        101,811

                                                                        2000
                                                                        ----
FUND                                     (1)             (2)             (3)              (4)            (5)
----                                     ---             ---             ---              ---            ---
Mid-Cap Growth ...............        $
Global Health Care
Growth .......................         17,040,867                         27.55%        4,694,231    12,346,636
Equity Income ................          1,076,431       37.98%          408,810           667,621        30,932
Capital Appreciation .........          2,054,180       60.00%        1,232,508           821,672            --
Government Securities ........            727,059       43.45%          315,934           411,125        71,227
High-Yield Bond ..............            590,968       49.92%          294,993           295,975       113,717
Tax-Exempt Income ............            138,410       30.01%           41,530            96,880        69,921
International Growth .........            950,193       46.44%          441,238           508,955            --
Money Market .................            884,774        0.00%               --           884,774            --
Internet .....................          3,892,224       40.00%        1,556,890         2,335,334            --
Multi-Cap Growth .............          2,226,742       40.00%          890,696         1,336,046       157,074
Balanced .....................             94,514       39.99%           37,798            56,716       114,182
International Internet .......            141,562       65.00%           92,015            49,547        52,846
Global Socially Responsive ...              3,890       50.00%            1,945             1,945        48,759
Small Company Value ..........          2,322,245       53.33%        1,238,530         1,083,715            --
Managed ......................          2,284,392       38.29%          874,618         1,409,774        26,331
Equity .......................            529,900       51.67%          273,783           256,117       134,306
Growth & Income ..............          1,675,711       35.48%          594,524         1,081,187        82,313
Small Company Growth .........            822,466       61.08%          502,359           320,107       106,054
Global Financial Services ....            203,321       58.82%          119,600            83,721        73,239

                                                                       1999
                                                                       ----
FUND                                     (1)             (2)            (3)              (4)              (5)
----                                     ---             ---            ---              ---              ---
Mid-Cap Growth ...............        $
Global Health Care
Growth .......................         14,654,678       27.69%       $4,057,914      $10,596,764      $      --
Growth and Income ............            781,841       39.03%          305,171          476,670        145,631
Equity .......................            145,439       53.33%           77,568           67,871        184,205
Equity Income ................          1,246,413       37.24%          464,193          782,220         25,121
Capital Appreciation .........          1,236,280       63.37%          783,412          452,868             --
Multi-Cap Growth .............            180,152       40.00%           72,062          108,090         99,362
Small Company Growth .........            338,323       64.99%          219,892          118,431        149,327
Small Company Value ..........          1,540,976       53.33%          821,853          719,123             --
International Growth .........            661,972       44.63%          295,465          366,507             --
Global Financial Services ....            110,326       58.82%           64,897           45,429        158,388
Internet .....................            409,227       40.00%          163,691          245,536         51,412
Balanced .....................             22,459       39.84%            8,947           13,512         96,713
Managed ......................          3,122,484       41.02%        1,280,994        1,841,490             --
High-Yield Bond ..............            690,557       48.91%          337,732          352,825        128,160
Government Securities ........            704,991       45.21%          318,244          386,244        109,760
Tax Exempt Income ............            146,578       47.26%           69,273           77,305         95,072
Money Market .................            689,144        0.00%                0          689,144             --

------------------

         The Advisor has contractually agreed with the Corporation that it will reimburse such portion of the fees due to it under the Advisor's Agreement as is necessary to assure, for the period commencing January 1, 2001, and ending no earlier than May 1, 2003, that expenses incurred by the Funds will not exceed the following percentages of average daily net assets: Mid-Cap Growth (A) 1.60%;
(B) 2.15%; (C) 2.15%; (Y) 1.1.5%; Global Health Care (A) 1.85%; (B) 2.40%; (C)
2.40%; (Y) 1.40%; Strategic Allocation (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y)
1.05%; Total Return (A) 1.35%; (B) 1.90%; (C) 1.90%; (Y) 0.90%; Deep Value (A)
1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%;Internet (A) 1.90%; (B) 2.45%; (C) 2.45%;
(Y) 1.45%; Global Technology (A) 1.90%; (B) 2.45%; (C) 2.45%; (Y) 1.45%; Global
Financial Services (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; Small Company Growth (A) 1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%; Small Company Value (A)
1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; Multi-Cap Growth (A) 1.85%; (B) 2.40%;
(C) 2.40%; (Y) 1.40%; International Growth (A) 1.85%; (B) 2.40%; (C) 2.40%; (Y)
1.40%; Global Socially Responsive: (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%;
Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Equity (A) 1.60%; (B) 2.15%;
(C) 2.15%; (Y) 1.15%; Equity Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%;
Growth and Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%; Capital
Appreciation (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; Mergers and
Acquisitions (4) 1.90%; (B) 2.45%; (C) 2.45%; (Y) 1.45%; Managed (A) 1.50%; (B)
2.05%; (C) 2.05%; (Y) 1.05% Government Securities (A) 1.30%; (B) 1.85%; (C)
1.85%; (Y) 0.85%; Tax-Exempt Income (A) 1.10%; (B) 1.65%; (C) 1.65%; (Y) 0.65%;
High-Yield Bond (A) 1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%; and Money Market (A)
0.70%; (B) 0.70%; (C) 0.70%; (Y) 0.70%. The Fund Managers have advised the Corporation that they may assist in a portion of the above-referenced reimbursement from time to time.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Advisor, as the case may be, is not liable for any act or omission in the course of, or in connection with, the rendering of services thereunder. The Agreement permits the Advisor to act as investment advisor for any other person or firm.

         The Advisor's Agreement authorizes the Advisor to enter into subadvisory agreements with various investment advisers as Fund Managers for the Funds. The Fund Manager's Agreements are substantially the same in all material respects except for the names of the Fund Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Corporation to the Advisor and which the Advisor pays to the Fund Managers.

         The Advisor and the Corporation have received an exemptive order from the Securities and Exchange Commission which permits the Corporation, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Fund Manager Agreements without obtaining shareholder approval each time. Shareholders voted affirmatively to give the Corporation this ongoing authority. With Board approval, the Advisor is permitted to employ new Fund Managers for the Funds, change the terms of the Fund Manager Agreements or enter into a new Agreement with that Fund Manager. Shareholders of a Fund continue to have the right to terminate the Fund Manager's Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Fund Manager changes or other material amendments to Fund Manager Agreements that occur under these arrangements.

                            FUND MANAGER ARRANGEMENTS

         The following table sets forth certain information about the Fund Managers for each Fund.

                                                                                FEE PAID BY THE ADVISOR TO THE
                                       NAME AND CONTROL PERSONS                 FUND MANAGER AS A PERCENTAGE OF
FUND                                     OF THE FUND MANAGER                       AVERAGE DAILY NET ASSETS
----                                   ------------------------                 -------------------------------
Mid-Cap Growth Fund                 Nicholas-Applegate Capital                 0.4375% on the first $50 million;
                                    Management ("Nicholas-Applegate")          0.375% on the next $450 million;
                                    is owned by Allianz AG                     0.3375% on the next $500 million;
                                                                               0.325% thereafter.

Global Health Care Fund             Nicholas-Applegate is owned by             0.60% on the first $50 million;
                                    Allianz AG                                 0.50% on the next $450 million;
                                                                               0.45% on the next $500 million;
                                                                                0.425% thereafter.

Multi-Cap Growth Fund               Fred Alger Management, Inc.                0.40% for assets under management.
                                    ("Alger") is owned by its
                                    employees.

Small Company Growth Fund           William D. Witter, Inc.                    0.65% for assets under management
                                    is owned by its employees.                 up to $50 million; 0.55% for assets
                                                                               under management for the next
                                                                               $50 million; and 0.45% for assets
                                                                               thereafter.

Small Company Value Fund            GAMCO Investors, Inc.                      0.40% for assets under management
                                    ("GAMCO") is a wholly-                     up to $1 billion and 0.30% for
                                    owed subsidiary of                         assets in excess of $1 billion.
                                    Gabelli Asset Management Inc.

Capital Appreciation Fund           Marsico Capital Management,                0.45% for assets under management.
                                    LLC ("Marsico") is owned
                                    by Bank of America Corp.


Deep Value Fund                     Wellington Management Company,             0.40% for assets up to
                                    LLP ("Wellington Management")              $100 million and
                                    is owned by its partners.                  0.30% thereafter.

Equity Fund                         TCW Investment Management                  0.40% for assets under management
                                    Company ("TCW") is a majority              up to $100,000,000 and 0.30%
                                    owned subsidiary of SG Asset               thereafter.
                                    Management, a wholly-owned
                                    subsidiary of Societe Generale
                                    Group.

Equity Income Fund                  1740 Advisers, Inc.                        0.30% for assets under management
                                    is a subsidiary of MONY.                   up to $100,000,000; 0.25% on the
                                                                               next $100,000,000; and 0.20%
                                                                               thereafter.

Growth Fund                         Montag & Caldwell, Inc.                    0.30% for assets under management
                                    ("Montag & Caldwell")                      up to $100,000,000; 0.25% for
                                    is a subsidiary of ABN                     assets from $100,000,000 to
                                    AMRO Asset Management Holdings,            $200,000,000; and 0.20% for assets
                                    Inc., which is a wholly-owned              greater than $200,000,000.
                                    subsidiary of ABN AMRO
                                    North America Holding Company.


                                                                                FEE PAID BY THE ADVISOR TO THE
                                       NAME AND CONTROL PERSONS                 FUND MANAGER AS A PERCENTAGE OF
FUND                                     OF THE FUND MANAGER                       AVERAGE DAILY NET ASSETS
----                                   ------------------------                 -------------------------------
Growth and Income Fund              Retirement System                          0.30% for assets under management
                                    Investors Inc. is a                        up to $100,000,000; 0.25% on the
                                    subsidiary of Retirement                   next $100,000,000; and 0.20% for
                                    System Group Inc.                          assets greater than $200,000,000.

International Growth Fund           Vontobel USA Inc.                          0.40% for assets under management
                                    is a wholly-owned subsidiary               up to $100,000,000; 0.35% for
                                    of Bank J. Vontobel of Zurich,             assets under management from
                                    Switzerland.                               $100,000,000 to $200,000,000;
                                                                                0.325% for assets from
                                                                               $200,000,000 to $500,000,000; and
                                                                               0.25% for assets greater than
                                                                               $500,000,000.

Global Financial Services Fund      Sanford C. Bernstein &                     0.50% for assets up to $100 million;
                                    Co., LLC ("Sanford                         0.40% for assets from $100 million
                                    Bernstein") is an indirect                 to $300 million; 0.30% for assets
                                    wholly-owned subsidiary                    over $300 million.
                                    of Alliance Capital
                                    Management, L.P.

Global Socially Responsive Fund     Rockefeller & Co., Inc.                    .45% for assets up to $100 million;
                                    is a wholly-owned subsidiary               0.40% for assets from $100 million to
                                    of Rockefeller Financial                   $200 million; 0.30% for assets over
                                    Services, Inc., which is in                $200 million.
                                    turn owned by or for the
                                    benefit of members of the
                                    Rockefeller family through
                                    the Rockefeller Trust.

Global Technology Fund              Alger is owned by its                      0.65% for assets up to $50 million;
                                    employees.                                 0.55% for assets from $50 million
                                                                               to $100 million; and 0.45% for assets
                                                                               greater than $100 million.

Internet Fund                       Alger is owned by its                      0.40% for assets under management.
                                    employees.

Mergers and Acquisitions Fund       GAMCO is a wholly-owned                    0.45% for assets under management up
                                    subsidiary of Gabelli Asset                to $100,000,000 and 0.40% for assets
                                    Management Inc.                            greater than $100 million.

Balanced Fund                       Montag & Caldwell is a                     0.30% for assets under management
                                    Subsidiary of ABN AMRO                     up to $100,000,000; 0.25% for
                                    Asset Management Holdings, Inc.,           assets from $100,000,000 to
                                    a wholly-owned subsidiary of               $200,000,000; and 0.20% for asset
                                    ABN AMRO North America                     greater than $200,000,000.
                                    Holding Company

                                                                                FEE PAID BY THE ADVISOR TO THE
                                       NAME AND CONTROL PERSONS                 FUND MANAGER AS A PERCENTAGE OF
FUND                                     OF THE FUND MANAGER                       AVERAGE DAILY NET ASSETS
----                                   ------------------------                 -------------------------------
Managed Fund                        Wellington Management                      0.35% for assets under management
                                    is owned by its partners.                  up to $100,000,000 and 0.30% for
                                                                               assets in excess of $100,000,000.

                                    Sanford Bernstein is an                    0.40% for assets under management up
                                    indirect wholly-owned                      to $10,000,000; 0.30% for the next
                                    subsidiary of Alliance                     $40,000,000 of assets under
                                    Capital Management, L.P.                   management (up to $50,000,000); 0.20%
                                                                               on the next $50,000,000 of assets
                                                                               under management (up to
                                                                               $100,000,000); and 0.10% for
                                                                               assets in excess of $100,000,000.

Strategic Allocation Fund           Brinson Advisors is an indirect            0.40% for assets under management up to
                                    wholly owned subsidiary                    $100 million and 0.35% for assets in
                                    of UBS AG.                                 excess of $100 million.

Government Securities Fund          TCW, is a majority owned                   0.30% for assets under management
                                    subsidiary of SG Asset Management,         up to $50,000,000 and 0.25% for
                                    a wholly-owned subsidiary of               assets under management greater
                                    Societe Generale Group.                    than $50,000,000.


High-Yield Bond Fund                Caywood-Scholl Capital                     0.30% for assets under management
                                    Management is a wholly-                    up to $100,000,000 and 0.25% for
                                    owned subsidiary of                        assets above $100,000,000.
                                    RCM Global Investors
                                    LLC, an affiliate of
                                    Dresdner Bank AG, which has
                                    entered into an agreement
                                    to merge with Allianz AG.

Tax-Exempt Income Fund              MBIA Capital                               0.15% for assets under
                                    Management Corp.                           management.
                                    is a wholly-owned
                                    subsidiary of MBIA, Inc.

Total Return Fund                   Pacific Investment Management              0.25% for assets under management.
                                    Company is an indirect
                                    subsidiary of Allianz AG.

Money Market Fund                   Enterprise Capital is a                    0.35% for assets under
                                    wholly-owned second tier                   management.
                                    subsidiary of The MONY
                                    Group Inc.

         The Advisor is the Fund Manager of the Money Market Fund. It utilizes the services of MONY employees for certain services relating to management of the Fund. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.

DISTRIBUTOR'S AGREEMENTS AND PLANS OF DISTRIBUTION

         The Distributor is a subsidiary of Enterprise Capital Management, Inc. The Distributor's principal business address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         Class A, Class B and Class C shares of each Fund have adopted a separate Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the Funds are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares.

         Class A Shares. Class A shares of each Fund (except Money Market Fund) pay the Distributor an account maintenance and distribution fee at the annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares.

         Class B Shares. Class B shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares. Class B shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets.

         Class C Shares. Class C shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class C shares. Class C shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets attributable to Class C shares.

         Use of Distribution and Account Maintenance Fees. All or a portion of the distribution fees paid by Class A, B or C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Corporation's expenses from what they would otherwise be. The Board reviews the Corporation's distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Corporation.

         In addition to distribution and account maintenance fees paid by the Corporation under Class A, Class B and Class C Plans, the Advisor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                        DISTRIBUTION FEES AND COMMISSIONS

                                                                                                               TRAVEL,
                    DISTRIBUTION        COMMISSION        CDSC                                               TELEPHONE &
                    FEES PAID TO       & SALES FEES    COLLECTED &       COMMISSIONS       MARKETING &          OTHER
                        THE            PAID TO THE     PAID TO THE      AND FEES PAID      ADVERTISING        AUTHORIZED
                    DISTRIBUTOR        DISTRIBUTOR     DISTRIBUTOR       TO DEALERS         FEES PAID         FEES PAID
                    ------------       -----------     -----------      -------------      -----------       -----------
2001 .......        $28,656,059        $ 1,389,247       $359,395        $23,136,175        $6,165,398        $8,868,908
2000 .......        $32,156,262        $ 2,702,689       $437,658        $24,130,641        $6,483,911        $9,601,950
1999 .......        $22,438,284        $ 2,621,461       $237,178        $17,142,646        $4,958,374        $7,895,940

MISCELLANEOUS

         The terms of each of the Advisor's Agreement, the Distributor's Agreements and 12b-1 Plans, the Transfer Agent Agreement, the Accounting Agreement and the Fund Manager's Agreements (each an "Agreement," and collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940; (ii) must be approved annually by the Corporation's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the Directors of the Corporation who are not parties to such contract or "interested persons" (as such term is defined in the Investment Company Act of 1940) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party.

          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

         Each Fund offers four separate classes of shares: Class A, B, C and Y shares. Each Class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and service fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"), a distribution fee and an ongoing service fee, (iv) Class C shares are also subject to an initial sales charger, (v) only Class B shares have a conversion feature; (vi) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vii) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (viii) the Classes have separate exchange privileges. In addition, the income attributable to each Class and the dividends payable on the shares of each Class will be reduced by the amount of the distribution fee or service fee, if any, payable by that Class. The distribution-related fees paid with respect to any Class will not be used to finance the distribution expenditures of another Class. Sales personnel may receive different compensation for selling different Classes of shares.

         Fund shares are purchased at the net asset value next determined, plus the applicable sales charge, after the application for purchase of shares is received by the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). At the election of the investor, the sales charge may be imposed at the time of purchase (Class A shares), may be deferred (Class B and Class A shares in excess of $1,000,000) or both may be imposed at the time of purchase and deferred (Class C). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

INITIAL SALES CHARGE WAIVERS AND REDUCTIONS

         No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of The MONY Group Inc. and its subsidiaries; (d) family including spouses, parents, siblings, children, grandchildren and employee benefit plans of any of (a), (b) and (c) above; (e) certain employee benefit plans qualified under Sections 401 and 403 of the IRC, including salary reduction plans qualified under Section 401(k) of IRC and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity; and (i) investors who purchase Fund shares with the proceeds from the redemption of shares of a mutual fund managed by Nicholas-Applegate Capital Management for which they paid an initial sales charge, provided that the investment in the Fund is made within 45 days of redemption.

         Class C shares may be purchased without an initial sales charge by the following: (a) certain dealers, with the agreement of the Distributor; (b) shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to purchase additional Class C shares in the same Fund; (c) shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to exchange those Class C shares into a different Fund (the "New Fund"), one time only. Additional Class C purchases in the New Fund are subject to the Class C initial sales charge; (d) investors in retirement accounts qualified under the Internal Revenue Code

         In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the Distributor which allows members to purchase Class A shares at a sales load equal to 75% of the applicable sales charge, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

         An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The Corporation may terminate, or amend the terms of, offering shares of a Fund at net asset value or at a reduced sales charge at any time.

EXEMPTIONS FROM CLASS A, B AND C CDSC

         No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Fund, other than the Classes A, B and C Money Market fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

         In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund although a CDSC will be imposed on shares (when redeemed) of the acquired Fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

         Special Fiduciary Relationships. The CDSC will not apply with respect to purchase of Class A shares for which the seller dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with the provisions of the such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described in the Prospectus.

         For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

CDSC WAIVERS AND REDUCTIONS

         The CDSC will be waived in the event of: (a) distributions to participants or beneficiaries and redemptions (other than redemption of the entire plan) by certain plans, including participant-directed qualified retirement qualified under Section 401(a) of the IRC or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC
Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) withdrawals under a systematic withdrawal plan where the annual withdrawal does not exceed 10% of the net asset value of the account (only for Class B shares); and (e) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. The CDSC will also be waived for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2 and required minimum distributions after age 70 1/2. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B, or C shares if within 180 days after such redemption, the proceeds are invested in the same class of shares in the same and/or another Fund.

SERVICES FOR INVESTORS

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Corporation.

         AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Corporation at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

         AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Funds in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Corporation.

         AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The Fund from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Fund, or they may open a new account subject to an initial minimum investment of $100.

         Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

         Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of a Fund which, when combined with the value of their existing aggregate holdings of shares of a Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "Shareholder Account Information-Class A Shares-Initial Sales Charge Option" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

         Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Advisor. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

         Systematic Withdrawal Plan. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Fund(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

         Retirement Plans. The Corporation offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

CONVERSION OF CLASS B SHARES

         Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which the first purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the IRC. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

EXCHANGE PRIVILEGE

         An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         In the case of shares held one month or less (other than shares acquired through reinvestment of dividends or other distributions and excluding redemptions or exchanges from the Money Market Fund and redemptions made through a Systematic Withdrawal Plan), a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Fund will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

         Shares of a Fund which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Fund which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" onto the holding period for the newly acquired shares of the other Enterprise Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other Fund.

         Exchange of Class B Shares. Class B shares of all Fund are exchangeable for Class B shares of any other Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other Fund.

         Exchange of Class C Shares. Class C shares of all Funds are exchangeable for Class C shares of any other Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other Fund.

         Exchange of Class Y Shares. Class Y shares of all Funds are exchangeable for Class Y shares of any other Fund. Class Y shares of any Fund cannot be exchanged for Class A, B or C shares of any other Fund.

         The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanged into existing accounts are not subject to minimum amount. Original investment in the Money Market Fund which are transferred to other Funds are not considered Fund exchanges but purchases for sales charge calculation purposes.

REDEMPTIONS -- GENERAL

         Payment for redeemed shares is ordinarily made within seven days after receipt by the corporation's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the securities and exchange commission; (2) an emergency, as defined by the Securities and Exchange Commission, exists making trading of fund securities or valuation of net assets not reasonably practicable; (3) the Securities and Exchange Commission has by order permitted such suspension or delay.

         As more fully described above under "Exchange Privilege," a fee of 2% of the current net asset value of the shares being redeemed may be assessed and retained by the Fund under certain circumstances.

         The Corporation reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

REDEMPTIONS IN KIND

         The Corporation's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Corporation. To date, all redemptions have been made in cash, and the Corporation anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Corporation has elected, pursuant to Rule 18f-1 under the Investment Company Act of 1940, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Corporation at the beginning of such period. If shares are redeemed through a distribution of the recipient would incur brokerage commissions upon the sale of such securities.

DETERMINATION OF NET ASSET VALUE

         The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading. The Funds may own securities that are primarily listed on foreign exchanges which trade on Saturday or other customary United States national business holidays. If the Funds do not price their securities on these days, their net asset values may be significantly affected on days when investors have no access to the Funds. The net asset value per share is effective as of the time of computation.

         The net asset value of the Money Market Fund is computed by dividing the total value of the Fund's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the Fund securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is slightly higher or lower than the price the Fund would receive if it sold its securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of the Fund holding higher yielding securities can be expected to increase; when yields increase, the market value of the Fund invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may be forced to sell Fund securities prior to maturity at a price below the Fund's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Fund were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

         All Funds calculate a share's daily net asset value by dividing the net assets of the Fund by the number of shares then outstanding of such Fund.

         Computation of Offering Price Per Share. The following are examples of the offering price calculation for each class of shares of the Growth Fund and the Money Market Fund based on the value of their net assets and number of shares outstanding on December 31, 2001. The methodology employed in calculating the offering price per share in the Growth Fund example would apply to all other Funds, except the Money Market Fund.

                                                                   GROWTH FUND
                                                                   -----------
                                              CLASS A          CLASS B         CLASS C       CLASS Y
                                              -------          -------         -------       -------
Net Assets..............................   $1,029,589,648    $736,423,019   $253,833,544   $67,749,465
                                           --------------    ------------   ------------   -----------
Number of Shares Outstanding............       50,172,157      37,260,964     12,666,315     3,163,263
                                           --------------    ------------   ------------   -----------
Net Asset Value Per Share (net assets
    divided by number of shares)........   $        20.52    $      19.76   $      20.04   $     21.42
                                           --------------    ------------   ------------   -----------
Sales charge for Classes A and C Shares:*  $         1.02              **             **            **
                                           --------------    ------------   ------------   -----------
Offering Price..........................   $        21.54    $      19.76   $      20.04   $     21.42
                                           --------------    ------------   ------------   -----------

----------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                                                              MONEY MARKET FUND
                                                                              -----------------
                                                        CLASS A          CLASS B          CLASS C          CLASS Y
                                                     ------------     ------------     ------------     ------------
Net Assets .....................................     $272,224,730     $ 28,096,250     $  8,709,326     $  2,665,361
                                                     ------------     ------------     ------------     ------------
Number of Shares Outstanding ...................      272,224,730       28,096,250        8,709,326        2,665,361
                                                     ------------     ------------     ------------     ------------
Net Asset Value Per Share (net assets
    divided by number of shares) ...............     $       1.00     $       1.00     $       1.00     $       1.00
                                                     ------------     ------------     ------------     ------------
Sales charge for Class A Shares: 4.75%
    of offering price (4.99% of net asset
    value per share)* ..........................               **               **               **               **
                                                     ------------     ------------     ------------     ------------
Offering Price .................................     $       1.00     $       1.00     $       1.00     $       1.00
                                                     ------------     ------------     ------------     ------------

------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B, Class C and Class Y shares and Money Market are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                         FUND TRANSACTIONS AND BROKERAGE

         Each Fund Manager selects the brokerage firms which complete portfolio transactions for that Fund, subject to the overall direction and review of the Advisor and the Board of Directors of the Corporation.

         The initial criterion which must be met by any Fund Manager in selecting brokers and dealers to effect securities transactions for a Fund is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Fund Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition.

         Subject to this primary objective, the Fund Managers may select for brokerage transactions those firms which furnish brokerage and research services, including analyses and reports concerning issuers, industries, securities, economic factors and trends, to the Corporation, the Advisor, and the respective Fund Managers, or those firms who agree to pay certain of the Corporation's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Conduct Rules, those firms which have been active in selling shares of the Corporation. If in the judgment of the Fund Manager the Fund will be benefitted by supplemental research services, a broker furnishing such services may be paid brokerage commissions which are in excess of commissions which another broker may have charged for effecting the same transaction. Fund Managers may execute brokerage transactions through affiliated broker/dealers, subject to compliance with applicable requirements of the federal securities laws.

         The following table sets forth the amounts of the brokerage commissions paid to broker-dealers by each Fund for the fiscal year ended December 31, 2001.

                                                                                                      BROKERAGE COMMISSIONS PAID
                                                                          BROKERAGE COMMISSIONS            TO AFFILIATED
                                     AGGREGATE            BROKERAGE             PAID TO                  BROKER-DEALERSFU
                                     BROKERAGE           COMMISSIONS       AFFILIATED BROKER-            AS A PERCENTAGE
                                  COMMISSION PAID          PAID TO            DEALERS AS                  OF THE FUND'S
                                 ON TRANSACTIONS IN      AFFILIATED         A PERCENTAGE OF           AGGREGATE DOLLAR AMOUNT OF
                                     THE FUND'S            BROKER-        THE FUND'S AGGREGATE          TRANSACTIONS INVOLVING
                                     SECURITIES            DEALERS           COMMISSIONS PAID            BROKERAGE COMMISSIONS
                                 ------------------      -----------      ---------------------       --------------------------
Multi-Cap Growth.............
Small Company Growth.........
Small Company Value..........
Capital Appreciation.........
Equity.......................
Growth.......................
Equity Income................
Global Socially Responsive...
Internet.....................
Global Technology............
Global Financial Services....
Managed......................
Balanced.....................
High-Yield Bond..............
International Growth.........
Growth and Income............
Mid-Cap Growth...............
Global Health Care...........
Mergers and Acquisitions.....
Deep Value...................
Total Return.................
Strategic Allocation.........

The aggregate brokerage commissions paid by the Funds on transactions for the fiscal year ended December 31, 2001, December 31, 2000, and December 31, 1999
were $           , $5,026,929 and $3,483,593, respectively.

                             PERFORMANCE COMPARISONS

         From time to time the Corporation may advertise a Fund's average annual total return, other total return data, or yield. Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

         Average annual total return is calculated by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redemption value according to the following formula: Average annual total return is computed assuming all dividends and distributions are reinvested when received and taking into account all applicable recurring and nonrecurring expenses.

                               P(1+T)N=ERV

Where:   P    =   a hypothetical initial payment of $1,000
         T    =   average annual total return
         N    =   number of years
         ERV  =   ending redeemable value of hypothetical $1,000
                  payment made at the beginning of the specified periods at the end of the specified periods.

         Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data may be quoted. Actual annual or annualized total return data generally will be lower than average total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

         (i) PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):
                                  P(1+T)n=ATVD
         Where:
         P=a hypothetical initial payment of $1,000.
         T=average annual total return (after taxes on distributions).
         n=number of years.
         ATVD=ending value of a hypothetical $1,000 payment made at the beginning of th 1-, 5- and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

         (ii) POST-LIQUIDATION RETURN (average annual total return after taxes on distributions and redemption.

                                 P(1+T)n=ATVDR

         (Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption).

         Yield quotations for the Funds, other than the Money Market Fund, is calculated by dividing net investment income of a Fund per share earned during a 30 day period by the maximum offering price per share on the last day of the period according to the following formula:

                                 YIELD=2[(A-B/CD+1)6-1]

Where:   a  =  dividends and interest earned during the period.
         b  =  expenses accrued for the period (net of reimbursements).
         c  =  the average daily number of shares outstanding during the period, that were entitled to receive dividends.
         d  =  the maximum offer price per share on the last day of the period.

         Yield quotations for the Money Market Fund will be computed based on a seven day period by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical change reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The effective yield of the Money Market Fund for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

               EFFECTIVE YIELD=[(BASE PERIOD RETURN + 1)365/7]-1.

         The Money Market Fund's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, fund expenses and other factors.

         A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

         Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Fund in the future. In addition, the Income Funds' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Funds' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Funds, but also on the changes in the current value of such securities and on changes in the Funds' expenses. For narrative discussions of the Fund's performance including graphs comparing Funds to various securities indices, please request a copy of an Annual Report to Shareholders from the Corporation.

         From time to time, a Fund's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indices such as the Dow Jones Industrial Average, the S&P 500, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Smith Barney Low Grade Index, the Salomon Smith Barney Analytical Record of Yield and Yield Spreads, the Salomon Smith Barney Corporate Bond Rate-of-Return Index, and the Salomon Smith Barney World Money Market Index, Bond-20 Bond Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indices as reported by Lipper Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Investors may also look to mutual fund reporting services such as Computer Directions Advisor Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc. and mortgage trade and other publications to compare the performance of each Fund with other mutual funds in that Fund's category. Also, a Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Corporation's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper, an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         From time to time, articles about the Corporation regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Corporation. Reference to or reprints of such articles may be used in the Corporation's promotional literature.

         The Money Market Fund may compare its performance in advertising to the yield on Certificates of Deposit ("CDs") or other investments issued by banks. The Money Market Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money market funds seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         The Corporation may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                      TAXES

         In order to qualify for federal income tax treatment as a regulated investment company under Subchapter M of the IRC for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or options thereon, and certain other related income); (b) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

         Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the provisions of the IRC as amended. For purposes of the IRC, each Fund is regarded as a separate regulated investment company. If any Fund qualifies as a "regulated investment company" and complies with distribution requirements applicable to regulated investment companies, the Fund will be relieved of federal income tax on the income and capital gains distributed to shareholders.

         Dividends declared from a Fund's net investment income, including its net realized short-term capital gains in excess of its net realized long-term capital losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Fund complies with certain requirements, some or all of the dividends paid out of the Fund's income from dividends paid by domestic corporations received by the Fund's corporate shareholders may qualify for the 70% dividends received deduction available to corporations. Dividends paid by the Income Funds and the International Funds are not expected to be eligible for dividends received deductions.

         Distributions declared from a Fund's realized net capital gain (realized net capital gains from the sale of assets held for more than 12 months in excess of realized net short-term capital losses) and designated by the Fund as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as capital gain without regard to the length of time a shareholder has held stock of the Fund and regardless of whether paid in cash or additional shares. Capital gain dividends received by individuals are currently taxed at the maximum rate of 20%, with the exception of any qualified 5 year gains distributed by the funds, which may be taxed at more preferable rates depending on a shareholders tax situation.

         The Funds may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term gain taxable at the current maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be long-term capital loss if the shares were held for more than 12 months. A sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distributions with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In certain circumstances (e.g., an exchange), a shareholder who has held shares in a Fund for not more than 90 days may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon the sale or exchange of shares of the Fund.

         No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.

TAX-EXEMPT INCOME FUND

         Dividends derived from interest on Municipal Securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to only the income distributions made by the Fund during each year. As with shares in all Funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         The Tax-Exempt Income Fund declares daily and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the corporate alternative minimum tax. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Fund, is taken into account in determining that portion of Social Security benefits which is taxed.

         All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

         The treatment for state and local tax purposes of distribution from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

FOREIGN INCOME TAXES

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Corporation intends to operate so as to obtain treaty-reduced rates of tax where applicable.

         To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may elect to "pass through" to the Fund's shareholders credits for foreign income taxes paid.

EXCISE TAX

         The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet certain specified distribution requirements.

GENERAL

         The foregoing is a general and abbreviated summary of the applicable provisions of the IRC and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent IRC sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Funds and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each account.

         Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

         It is the Corporation's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Fund. The per share dividends and distribution on each class of shares of a Fund will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Fund will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Fund less the applicable expenses of such Fund.

         Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Fund at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Funds will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Funds until the shareholder notifies the Transfer Agent or the Corporation in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

         Distributions of capital gains from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from net investment income of the Sector/Specialty Funds, Aggressive Stock Funds, Stock Funds (except the Equity Income Fund), International/Global Funds and the Managed Fund are declared and paid at least annually. Dividends from net investment income for the Equity Income Fund are currently paid semiannually. Dividends from net investment income for the Income Funds are declared daily and paid monthly. Dividends from investment income and any net realized capital gains for the Money Market Fund are declared daily and reinvested monthly in additional shares of the Money Market Fund at net asset value.

         Although the legal rights of each Class of shares are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

                             ADDITIONAL INFORMATION

CAPITAL STOCK

         The authorized capital stock of the Corporation consists of Common Stock, par value 1/1000 of a cent per share. The shares of Common Stock are divided into series with each series representing a separate Fund. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new Classes will be authorized by the Board from time to time as new Funds with separate investment objectives and policies are established.

         Each Class of shares is entitled to participate in dividends and distributions declared by the respective Funds and in net assets of such Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion (except as described above), exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth in the Prospectus. The rights of redemption and conversion rights are described elsewhere herein and in the Prospectus.

VOTING RIGHTS

         Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. The Corporation's shareholders have the right to vote on the election of Directors of the Corporation and on any and all other matters on which, by law or the provisions of the Corporation's bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director.

         On matters relating to all Funds or Classes of shares and affecting all Funds or Class of shares in the same manner, shareholders of all Funds or Classes of shares are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required. Each Class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

         The Corporation and its Funds are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Corporation, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

                             REPORTS TO SHAREHOLDERS

         The Corporation sends to all its shareholders annual and semiannual reports.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company whose address is One Heritage Drive, The Joseph Palmer Building, North Quincy, Massachusetts, 02171, has been retained to act as custodian of the assets of the Corporation. The custodian is responsible for safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

         National Financial Data Services, Inc. acts as the Corporation's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts, and DST Systems, Inc. of Kansas City, Missouri.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, whose address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, has been retained to serve as the Corporation's independent accountants. The independent accountants are responsible for auditing the annual financial statements of the Funds.

                              FINANCIAL STATEMENTS

         The Corporation's Annual Report dated December 31, 2001, which was filed with the Securities & Exchange Commission on (accession number is hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT SECURITIES


MOODY'S INVESTORS SERVICE, INC. (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.


--------------------

(1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB, Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately B, speculative with respect to the issuer's capacity to pay interest and repay principal in

CCC, accordance with the terms of the obligation. BB indicates the lowest degree of

CC speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

------------------

(2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

DESCRIPTION OF MUNICIPAL SECURITIES

         Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

         New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

         Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings.

         Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

FLOATING RATE AND VARIABLE RATE SECURITIES

         The Tax-Exempt Income Fund may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS.

         (a)      (i)      Registrant's Charter [Articles of Incorporation].
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 55 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097) filed on
                           July 1, 1999.

                  (ii) Amendments to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (iii) Articles Supplementary to Charter [Articles of Incorporation] filed as Exhibit (a)(iii) to Post-Effective Amendment No. 67 dated August 30, 2001, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.

         (b)      (i)      By-Laws. Incorporated herein by reference to
                           Post-Effective Amendment No. 55 to Registrant's
                           Registration Statement on Form N-1A (Reg. No.
                           2-28097) filed on July 1, 1999.

                  (ii) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (c)      Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).

         (d)      (i)      Restated Investment Adviser's Agreement among
                           Registrant and Enterprise Capital Management, Inc.
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

                  (ii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (iii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (iv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (vi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (vii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (viii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ix) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Vontobel USA Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (xi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (xii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xiii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (xiv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (xv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (xvi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (xvii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (xviii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (xix) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on July 17, 2000.

                  (xx) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 25, 2000.

                  (xxi) Fund Manager's Agreement among the Enterprise Group of Funds, Inc., Enterprise Capital, and Nicholas-Applegate Capital Management as sub-adviser, filed as Exhibit (d)(xxi) to Post-Effective Amendment No. 68 dated January 31,2002, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.

                  (xxii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (d)      (xxiii)  Fund Manager's Agreement among The Enterprise
                           Group of Funds, Inc., Enterprise Capital and
                           Wellington Management Company, LLP, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (xxiv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Brinson Advisors, as sub-advisor, Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N1-A (Reg. No. 2-28097), filed on August 30, 2001.

                  (xxv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor, Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N1-A (Reg. No. 2-28097), filed on August 30, 2001.

         (e)      (i)      General Distributor's Agreement.

                  (ii) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

         (f)      Not applicable.

         (g) Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.

         (h)      Not applicable.

         (i) Opinion and Consent of Counsel, filed as Exhibit (i) to Post-Effective Amendment No. 68, dated January 31, 2002, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.

         (j) Consent of PricewaterhouseCoopers LLP, is to be filed by amendment.

         (k)      Not applicable.

         (l)      Not applicable.

         (m) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

         (n)      (i)      18f-3 Plan. Incorporated herein by reference to
                           Post-Effective Amendment No. 53 to Registrant's
                           Registration Statement on Form N-1A (Reg. No.
                           2-28097) filed on May 3, 1999.

                  (ii) Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

         (o)      Not applicable.

         (p)      (i)      Code of Ethics--The Enterprise Group of Funds, Inc.
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 56 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           April 10, 2000.

         (p)      (ii)     Code of Ethics--Fred Alger Management, Inc.
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (iii)    Code of Ethics--Sanford C. Bernstein & Co., LLC
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (iv)     Code of Ethics--Nicholas-Applegate Capital
                           Management. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's
                           Registration Statement on Form N-1A (Reg. No.
                           2-28097), filed on May 29, 2001.

         (p)      (v)      Code of Ethics--William D. Witter, Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           63 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (vi)     Code of Ethics--GAMCO Investors, Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           63 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (vii)    Code of Ethics--Vontobel USA Inc. Incorporated herein
                           by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A
                           (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (viii)   Code of Ethics--Rockefeller & Co., Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           63 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (ix)     Code of Ethics--Montag & Caldwell, Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           63 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (x)      Code of Ethics--TCW Investment Management Company
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xi)     Code of Ethics--1740 Advisers, Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           63 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on February 26, 2001.

         (p)      (xii)    Code of Ethics--Retirement System Investors Inc.
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xiii)   Code of Ethics--Marsico Capital Management, LLC
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xiv)    Code of Ethics--Wellington Management Company, LLP
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xv)     Code of Ethics--MBIA Capital Management Corp.
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xvi)    Code of Ethics--Caywood-Scholl Capital Management
                           Incorporated herein by reference to Post-Effective
                           Amendment No. 63 to Registrant's Registration
                           Statement on Form N-1A (Reg. No. 2-28097), filed on
                           February 26, 2001.

         (p)      (xvii)   Code of Ethics--Brinson Advisors, Inc. Incorporated
                           herein by reference to Post-Effective Amendment No.
                           67 to Registrant's Registration Statement on Form
                           N-1A (Reg. No. 2-28097), filed on August 30, 2001.

         (p)      (xviii)  Code of Ethics--Pacific Investment Management
                           Company, LLC--is incorporated.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         There are no persons controlled by or under common control with Registrant.

ITEM 25.          INDEMNIFICATION.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         See "Management of The Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information for information regarding the business and other connections of the Investment Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of Post-Effective Amendment to the Registrant's Registration Statement and to the registration of Form ADV (File No. 801-27181) of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

         Nicholas-Applegate Capital Management, Fred Alger Management, Inc., William D. Witter, Inc., GAMCO Investors, Inc., Marsico Capital Management, LLC, Wellington Management Company, LLP, TCW Investment Management Company, 1740 Advisers, Inc., Montag & Caldwell, Inc., Retirement System Investors Inc., Vontobel USA Inc., Sanford C. Bernstein & Co., LLC, Rockefeller & Co., Inc., Brinson Advisors, Inc. Caywood-Scholl Capital Management, MBIA Capital Management Corp., and Pacific Investment Management Company, LLC, the Fund Managers of certain of the Funds of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Fund Managers, and other required information:

                                                                   FILE NO.
                                                                   --------
         Nicholas-Applegate Capital Management                    801-21442
         Fred Alger Management, Inc.                              801-06709
         William D. Witter, Inc.                                  801-12695
         GAMCO Investors, Inc.                                    801-14132
         Marsico Capital Management, LLC                          801-54914
         Wellington Management Company, LLP                       801-15908
         TCW Investment Management Company                        801-29075
         1740 Advisers, Inc.                                      801-08176
         Montag & Caldwell, Inc.                                  801-15398
         Retirement System Investors Inc.                         801-36893
         Vontobel USA Inc.                                        801-34910
         Sanford C. Bernstein & Co., LLC                          801-10488
         Rockefeller & Co., Inc.                                  801-15106
         Brinson Advisors, Inc.                                   801-13219
         Caywood-Scholl Capital Management                        801-26996
         MBIA Capital Management Corp.                            801-46649
         Pacific Investment Management Company, LLC               801-48187

ITEM 27.          PRINCIPAL UNDERWRITERS.

         (a) Enterprise Fund Distributors, Inc. is the principal underwriter of the Funds' shares.

         (b) The information contained in the registration on Form BD of Enterprise Fund Distributor's Inc. (File No. 8-8-815577), filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

         (c)      Inapplicable.

ITEM 28.          LOCATION AND ACCOUNTS AND RECORDS.


ENTITY                                      FUNCTION                                    ADDRESS
------                                      --------                                    -------
The Enterprise Group of                     Registrant                                  Atlanta Financial Center
Funds, Inc.                                                                             3343 Peachtree Road, N.E.
                                                                                        Suite 450
                                                                                        Atlanta, GA 30326

Enterprise Capital                          Investment Adviser                          Same as above.
Management, Inc.

Enterprise Fund Distributors,               Distributor                                 Same as above.
Inc.

State Street Bank and Trust                 Custodian                                   One Heritage Drive
Company                                                                                 The Joseph Palmer
                                                                                        Building
                                                                                        North Quincy, MA 02171

National Financial Data                     Transfer Agent and                          330 W. 9th Street
Services, Inc.                              Dividend Disbursing Agent                   Kansas City, MO 64121-9731


         The records of the Fund Managers are kept at the following locations:

Mid-Cap Growth Fund                         Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

Multi-Cap Growth Fund                       Fred Alger Management, Inc.
                                            30 Montgomery Street
                                            Jersey  City, N.J.  07302

Small Company Growth Fund                   William D. Witter, Inc.
                                            One Citicorp Center
                                            153 East 53rd Street
                                            New York, NY 10022

Small Company Value Fund                    GAMCO Investors, Inc.
                                            One Corporate Center
                                            Rye, NY 10580

Capital Appreciation Fund                   Marsico Capital Management, LLC
                                            1200 17th Street
                                            Suite 1300
                                            Denver, CO 80202


Deep Value Fund                             Wellington Management Company, LLP
                                            75 State Street
                                            Boston, MA 02109

Equity Fund                                 TCW Investment Management Company
                                            865 South Figueroa Street
                                            Suite 1800
                                            Los Angeles, CA 90017

Equity Income Fund                          1740 Advisers, Inc.
                                            1740 Broadway
                                            New York, NY 10019

Growth Fund                                 Montag & Caldwell, Inc.
                                            3455 Peachtree Road, N.E.
                                            Suite 1200
                                            Atlanta, GA 30326-3248

Growth & Income Fund                        Retirement System Investors Inc.
                                            317 Madison Avenue
                                            New York, NY 10017

Large-Cap Fund                              Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

Emerging Countries Fund                     Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

International Core Growth Fund              Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

International Growth Fund                   Vontobel USA Inc.
                                            450 Park Avenue
                                            New York, New York 10022

Worldwide Growth Fund                       Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

Global Financial Services Fund              Sanford C. Bernstein & Co., LLC
                                            1345 Avenue of the Americas
                                            New York, NY 10105


Global Health Care Fund                     Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

Global Socially Responsive Fund             Rockefeller & Co., Inc.
                                            30 Rockefeller Plaza
                                            54th Floor
                                            New York, NY 10112

Global Technology Fund                      Fred Alger Management, Inc.
                                            30 Montgomery Street
                                            Jersey City, N.J.  07302

Internet Fund                               Fred Alger Management, Inc.
                                            30 Montgomery Street
                                            Jersey City, N.J.  07302

Mergers and Acquisitions Fund               GAMCO Investors, Inc.
                                            One Corporate Center
                                            Rye, NY 10580

Balanced Fund                               Montag & Caldwell, Inc.
                                            3455 Peachtree Road, N.E.
                                            Suite 1200
                                            Atlanta, GA 30326-3248

Convertible Securities Fund                 Nicholas-Applegate Capital Management
                                            600 West Broadway
                                            San Diego, CA 92101

Managed Fund                                Wellington Management Company, LLP
                                            75 State Street
                                            Boston, MA 02109

                                            Sanford C. Bernstein & Co., LLC
                                            1345 Avenue of the Americas
                                            New York, NY 10105

Strategic Allocation Fund                   Brinson Advisors, Inc.
                                            51 West 52nd Street
                                            New York, New York 10019

Government Securities Fund                  TCW Investment Management Company
                                            865 South Figueroa Street, Suite 1800
                                            Los Angeles, CA 90017

High-Yield Bond Fund                        Caywood-Scholl Capital Management
                                            4350 Executive Drive, Suite 125
                                            San Diego, CA 92121

Tax-Exempt Income Fund                      MBIA Capital Management Corp.
                                            113 King Street
                                            Armonk, NY 10504

Total Return Fund                           Pacific Investment Management Company, LLC
                                            840 Newport Center Drive, Suite 30
                                            Newport Beach, California 92660

Money Market Fund                           Enterprise Capital Management, Inc.
                                            Atlanta Financial Center
                                            3343 Peachtree Road, N.E.,
                                            Suite 450
                                            Atlanta, GA 30326


ITEM 29.          MANAGEMENT SERVICES.

         Inapplicable.

ITEM 30.          UNDERTAKINGS.

         Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 31st day of January 2002.

                               THE ENTERPRISE GROUP OF FUNDS, INC.

                               By: /s/ VICTOR UGOLYN
                                   -------------------------------------------
                               Victor Ugolyn
                               Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated:


/s/ VICTOR UGOLYN                                Chairman, President and Chief                January 31, 2002
------------------------------------------


/s/ PHILLIP G. GOFF                              Principal Financial and Accounting           January 31, 2002
------------------------------------------       Officer
Phillip G. Goff

                   *                             Director                                     January 31, 2002
------------------------------------------
Arthur T. Dietz

                   *                             Director                                     January 31, 2002
------------------------------------------
Samuel J. Foti

                   *                             Director                                     January 31, 2002
------------------------------------------
Arthur Howell

                   *                             Director                                     January 31, 2002
------------------------------------------
Lonnie H. Pope

                   *                             Director                                     January 31, 2002
------------------------------------------
William A. Mitchell, Jr.

                   *                             Director                                     January 31, 2002
------------------------------------------
Michael I. Roth


By: /s/ CATHERINE R. MCCLELLAN
    --------------------------------------
          (Attorney-in-Fact)

                                 [EXHIBIT INDEX]

EXHIBIT
NUMBER                                          DESCRIPTION
------                                          -----------
(d)(xxi)                   Fund Manager's Agreement among The Enterprise Group of Funds, Inc.,
                           Enterprise Capital, and Nicholas-Applegate Capital Management.

(i)                        Opinion and Consent of Counsel

(p)(xviii)                 Code of Ethics - Pacific Investment Management Company, LLC